UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2013

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT          APRIL 30, 2013

All Cap Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	20
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

 Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

 Don Pratt

3

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWGTX	9.17%	5.46%	3.37%	11.27%(2)	11.28%	11/25/83
Russell 3000 Growth Index	—	13.93%	12.83%	6.74%	8.25%	9.51%(3)	—
Institutional Class	ACAJX	9.25%	5.64%	—	—	20.94%	9/30/11
A Class No sales charge* With sales charge*	ACAQX	9.01% 2.75%	5.20% -0.85%	— —	— —	20.43% 16.02%	9/30/11
C Class No sales charge* With sales charge*	ACAHX	8.61% 7.61%	4.41% 4.41%	— —	— —	19.52% 19.52%	9/30/11
R Class	ACAWX	8.89%	4.90%	—	—	20.12%	9/30/11

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been waived.
(3)	Since 11/30/83, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.00%	0.80%	1.25%	2.00%	1.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
Apple, Inc.	4.7%
Philip Morris International, Inc.	3.6%
Costco Wholesale Corp.	2.9%
Catamaran Corp.	2.7%
Google, Inc. Class A	2.7%
QUALCOMM, Inc.	2.5%
Monsanto Co.	2.3%
Allergan, Inc.	2.1%
Kansas City Southern	2.0%
Express Scripts Holding Co.	1.9%

Top Five Industries	% of net assets
Internet Software and Services	6.5%
Computers and Peripherals	6.3%
Food and Staples Retailing	5.9%
Specialty Retail	5.4%
IT Services	5.1%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	93.2%
Foreign Common Stocks*	5.8%
Total Common Stocks	99.0%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.5%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 – 4/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,091.70	$5.19	1.00%
Institutional Class	$1,000	$1,092.50	$4.15	0.80%
A Class	$1,000	$1,090.10	$6.48	1.25%
C Class	$1,000	$1,086.10	$10.34	2.00%
R Class	$1,000	$1,088.90	$7.77	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.0%
AEROSPACE AND DEFENSE — 2.0%
Precision Castparts Corp.	80,603	$ 15,418,548
TransDigm Group, Inc.	34,884	5,120,971
		20,539,519
AUTOMOBILES — 1.3%
Ford Motor Co.	372,485	5,106,769
Harley-Davidson, Inc.	158,577	8,666,233
		13,773,002
BEVERAGES — 2.0%
Brown-Forman Corp., Class B	46,198	3,256,959
Coca-Cola Co. (The)	403,850	17,094,971
		20,351,930
BIOTECHNOLOGY — 3.7%
Alexion Pharmaceuticals, Inc.(1)	50,594	4,958,212
Gilead Sciences, Inc.(1)	288,991	14,634,504
Grifols SA(1)	195,547	7,846,809
Medivation, Inc.(1)	53,951	2,843,757
Onyx Pharmaceuticals, Inc.(1)	37,478	3,552,915
Regeneron Pharmaceuticals, Inc.(1)	17,309	3,723,858
		37,560,055
BUILDING PRODUCTS — 0.5%
Lennox International, Inc.	78,685	4,878,470
CAPITAL MARKETS — 0.5%
Lazard Ltd., Class A	164,359	5,571,770
CHEMICALS — 4.5%
American Vanguard Corp.	92,575	2,669,863
Cytec Industries, Inc.	68,468	4,988,578
FMC Corp.	101,247	6,145,693
Monsanto Co.	222,762	23,795,437
Sherwin-Williams Co. (The)	32,966	6,036,404
Westlake Chemical Corp.	24,977	2,076,588
		45,712,563
COMMERCIAL BANKS — 0.9%
East West Bancorp., Inc.	137,927	3,355,764
SVB Financial Group(1)	81,849	5,820,282
		9,176,046
COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Cintas Corp.	39,196	1,758,725
COMMUNICATIONS EQUIPMENT — 4.9%
Cisco Systems, Inc.	721,351	15,090,663
Palo Alto Networks, Inc.(1)	102,186	5,528,262
QUALCOMM, Inc.	411,858	25,378,690
Research In Motion Ltd.(1)	247,189	4,026,709
		50,024,324
COMPUTERS AND PERIPHERALS — 6.3%
Apple, Inc.	108,560	48,064,940
EMC Corp.(1)	165,732	3,717,369
NetApp, Inc.(1)	369,171	12,880,376
		64,662,685
CONSTRUCTION AND ENGINEERING — 1.6%
MasTec, Inc.(1)	214,191	5,954,510
Quanta Services, Inc.(1)	379,584	10,430,968
		16,385,478
CONSTRUCTION MATERIALS — 0.6%
Martin Marietta Materials, Inc.	33,480	3,381,145
Texas Industries, Inc.(1)	40,661	2,589,293
		5,970,438
CONSUMER FINANCE — 1.9%
Discover Financial Services	441,280	19,301,587
DIVERSIFIED CONSUMER SERVICES — 0.3%
Sotheby’s	84,391	2,994,193
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Verizon Communications, Inc.	307,434	16,573,767
ELECTRICAL EQUIPMENT — 1.0%
Eaton Corp. plc	160,813	9,875,526
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
FLIR Systems, Inc.	297,683	7,236,674
Trimble Navigation Ltd.(1)	154,730	4,446,940
		11,683,614
ENERGY EQUIPMENT AND SERVICES — 2.7%
Atwood Oceanics, Inc.(1)	86,818	4,258,423
Cameron International Corp.(1)	165,185	10,167,137
McDermott International, Inc.(1)	320,492	3,422,854
National Oilwell Varco, Inc.	111,563	7,276,139
Patterson-UTI Energy, Inc.	127,519	2,689,376
		27,813,929
FOOD AND STAPLES RETAILING — 5.9%
Costco Wholesale Corp.	272,201	29,514,754
Natural Grocers by Vitamin Cottage, Inc.(1)	113,026	2,834,692
PriceSmart, Inc.	34,872	3,111,629
Wal-Mart Stores, Inc.	107,341	8,342,542
Walgreen Co.	81,700	4,044,967
Whole Foods Market, Inc.	146,221	12,914,239
		60,762,823
FOOD PRODUCTS — 0.3%
Mead Johnson Nutrition Co.	43,857	3,556,364

8

	Shares	Value
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.3%
Baxter International, Inc.	131,426	$ 9,182,735
Cooper Cos., Inc. (The)	42,511	4,693,214
IDEXX Laboratories, Inc.(1)	38,611	3,396,224
Sirona Dental Systems, Inc.(1)	43,441	3,194,651
Teleflex, Inc.	35,737	2,792,132
		23,258,956
HEALTH CARE PROVIDERS AND SERVICES — 4.6%
Catamaran Corp.(1)	473,184	27,316,912
Express Scripts Holding Co.(1)	329,985	19,591,210
		46,908,122
HEALTH CARE TECHNOLOGY — 0.3%
Cerner Corp.(1)	34,952	3,382,305
HOTELS, RESTAURANTS AND LEISURE — 2.9%
Marriott International, Inc. Class A	180,200	7,759,412
Norwegian Cruise Line Holdings Ltd.(1)	84,038	2,606,018
Starbucks Corp.	311,469	18,949,774
		29,315,204
HOUSEHOLD DURABLES — 0.4%
Toll Brothers, Inc.(1)	118,637	4,070,435
INTERNET AND CATALOG RETAIL — 3.1%
Amazon.com, Inc.(1)	46,390	11,774,246
Blue Nile, Inc.(1)	15,640	510,333
Expedia, Inc.	74,857	4,180,015
priceline.com, Inc.(1)	21,291	14,818,323
		31,282,917
INTERNET SOFTWARE AND SERVICES — 6.5%
eBay, Inc.(1)	172,667	9,046,024
Facebook, Inc. Class A(1)	571,402	15,862,119
Google, Inc. Class A(1)	32,887	27,117,634
LinkedIn Corp., Class A(1)	69,124	13,278,029
Xoom Corp.(1)	68,778	1,269,642
		66,573,448
IT SERVICES — 5.1%
Accenture plc, Class A	157,763	12,848,219
Alliance Data Systems Corp.(1)	91,721	15,754,916
Cognizant Technology Solutions Corp., Class A(1)	80,840	5,238,432
MasterCard, Inc., Class A	27,553	15,234,880
Teradata Corp.(1)	49,821	2,544,359
		51,620,806
LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Covance, Inc.(1)	43,618	3,252,158
MACHINERY — 1.6%
Flowserve Corp.	53,666	$ 8,485,668
Trinity Industries, Inc.	126,145	5,324,581
Valmont Industries, Inc.	16,003	2,332,117
		16,142,366
MEDIA — 1.5%
AMC Networks, Inc.(1)	54,909	3,459,816
Discovery Communications, Inc. Class A(1)	76,124	6,000,094
Time Warner, Inc.	105,557	6,310,197
		15,770,107
METALS AND MINING — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	316,814	9,640,650
OIL, GAS AND CONSUMABLE FUELS — 0.6%
Concho Resources, Inc.(1)	42,261	3,639,940
Linn Energy LLC	77,398	2,988,337
		6,628,277
PAPER AND FOREST PRODUCTS — 0.3%
Boise Cascade Co.(1)	96,241	3,082,599
PHARMACEUTICALS — 2.8%
Allergan, Inc.	189,082	21,470,261
Perrigo Co.	49,819	5,948,887
Zoetis, Inc.	30,315	1,001,001
		28,420,149
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.4%
Realogy Holdings Corp.(1)	84,195	4,041,360
ROAD AND RAIL — 4.9%
Avis Budget Group, Inc.(1)	105,900	3,054,156
Canadian Pacific Railway Ltd. New York Shares	128,613	16,027,752
Genesee & Wyoming, Inc. Class A(1)	54,668	4,657,713
Kansas City Southern	191,782	20,917,663
Union Pacific Corp.	34,200	5,060,232
		49,717,516
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.7%
ARM Holdings plc	255,096	3,946,683
Cree, Inc.(1)	53,245	3,012,070
		6,958,753
SOFTWARE — 5.0%
CommVault Systems, Inc.(1)	112,193	8,250,673
Microsoft Corp.	591,471	19,577,690
NetSuite, Inc.(1)	133,503	11,742,924
Salesforce.com, Inc.(1)	187,652	7,714,374
Splunk, Inc.(1)	105,333	4,297,586
		51,583,247

9

	Shares	Value
SPECIALTY RETAIL — 5.4%
GNC Holdings, Inc. Class A	104,334	4,729,460
Home Depot, Inc. (The)	226,269	16,596,831
Lowe’s Cos., Inc.	66,722	2,563,459
Lumber Liquidators Holdings, Inc.(1)	64,208	5,262,488
PetSmart, Inc.	126,207	8,612,366
TJX Cos., Inc. (The)	273,454	13,336,352
Urban Outfitters, Inc.(1)	88,764	3,678,380
		54,779,336
TEXTILES, APPAREL AND LUXURY GOODS — 0.7%
Fifth & Pacific Cos., Inc.(1)	146,300	3,016,706
Michael Kors Holdings Ltd.(1)	76,768	4,371,170
		7,387,876
TOBACCO — 4.3%
Altria Group, Inc.	195,164	7,125,438
Philip Morris International, Inc.	381,802	36,496,453
		43,621,891
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
SBA Communications Corp., Class A(1)	71,572	5,653,472
TOTAL COMMON STOCKS (Cost $711,597,407)		1,012,018,758
Temporary Cash Investments — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $688,517), in a joint trading account at 0.12%, dated 4/30/13, due 5/1/13 (Delivery value $674,990)		674,988
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $4,129,695), in a joint trading account at 0.09%, dated 4/30/13, due 5/1/13 (Delivery value $4,049,935)		4,049,925
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 8/15/39, valued at $689,216), in a joint trading account at 0.08%, dated 4/30/13, due 5/1/13 (Delivery value $674,989)		674,988
SSgA U.S. Government Money Market Fund	314,318	314,318
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,714,219)		5,714,219
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $717,311,626)		1,017,732,977
OTHER ASSETS AND LIABILITIES — 0.5%		4,660,220
TOTAL NET ASSETS — 100.0%		$1,022,393,197

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
4,354,343	EUR for USD	UBS AG	5/31/13	$5,735,476	$(66,501)
1,884,522	GBP for USD	Credit Suisse AG	5/31/13	2,926,758	(6,786)
				$8,662,234	$(73,287)

 (Value on Settlement Date $8,588,947)

Notes to Schedule of Investments

EUR = Euro

GBP = British Pound

USD = United States Dollar

(1) Non-income producing.

 See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $717,311,626)	$1,017,732,977
Receivable for investments sold	16,393,241
Receivable for capital shares sold	107,850
Dividends and interest receivable	492,600
1,034,726,668

Liabilities
Payable for investments purchased	10,871,501
Payable for capital shares redeemed	557,236
Unrealized loss on forward foreign currency exchange contracts	73,287
Accrued management fees	826,066
Distribution and service fees payable	5,381
12,333,471

Net Assets	$1,022,393,197

Net Assets Consist of:
Capital (par value and paid-in surplus)	$664,801,909
Disbursements in excess of net investment income	(50,079)
Undistributed net realized gain	57,293,087
Net unrealized appreciation	300,348,280
$1,022,393,197

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,005,773,404	32,510,766	$30.94
Institutional Class, $0.01 Par Value	$150,401	4,850	$31.01
A Class, $0.01 Par Value	$11,116,085	360,570	$30.83*
C Class, $0.01 Par Value	$2,671,178	87,554	$30.51
R Class, $0.01 Par Value	$2,682,129	87,304	$30.72

 *Maximum offering price $32.71 (net asset value divided by 0.9425).

 See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $29,195)	$8,122,291
Interest	3,560
8,125,851

Expenses:
Management fees	4,914,752
Distribution and service fees:
A Class	13,012
C Class	11,555
R Class	4,568
Directors’ fees and expenses	15,983
4,959,870

Net investment income (loss)	3,165,981

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	58,105,651
Foreign currency transactions	(37,553)
58,068,098

Change in net unrealized appreciation (depreciation) on:
Investments	26,208,500
Translation of assets and liabilities in foreign currencies	(63,690)
26,144,810

Net realized and unrealized gain (loss)	84,212,908

Net Increase (Decrease) in Net Assets Resulting from Operations	$87,378,889

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$3,165,981	$376,319
Net realized gain (loss)	58,068,098	67,135,793
Change in net unrealized appreciation (depreciation)	26,144,810	35,926,811
Net increase (decrease) in net assets resulting from operations	87,378,889	103,438,923

Distributions to Shareholders
From net investment income:
Investor Class	(2,987,737)	—
Institutional Class	(460)	—
A Class	(23,405)	—
C Class	(653)	—
R Class	(2,856)	—
From net realized gains:
Investor Class	(64,330,394)	(23,595,114)
Institutional Class	(8,390)	(705)
A Class	(650,947)	(705)
C Class	(145,569)	(1,880)
R Class	(112,134)	(705)
Decrease in net assets from distributions	(68,262,545)	(23,599,109)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	27,462,693	(39,887,723)

Net increase (decrease) in net assets	46,579,037	39,952,091

Net Assets
Beginning of period	975,814,160	935,862,069
End of period	$1,022,393,197	$975,814,160

Disbursements in excess of net investment income	$(50,079)	$(200,949)

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2013 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. All Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

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If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.00% for the Investor Class, A Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $239,046,041 and $278,493,620, respectively.

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 5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2013		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	892,470	$26,518,763	1,442,712	$43,890,074
Issued in reinvestment of distributions	2,273,872	65,874,089	873,776	23,207,496
Redeemed	(2,244,567)	(66,962,078)	(4,078,501)	(121,343,490)
	921,775	25,430,774	(1,762,013)	(54,245,920)
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	2,878	87,907	1,317	40,379
Issued in reinvestment of distributions	305	8,850	27	705
Redeemed	(348)	(10,529)	(316)	(9,915)
	2,835	86,228	1,028	31,169
A Class/Shares Authorized	25,000,000		25,000,000
Sold	93,977	2,797,056	396,764	12,260,804
Issued in reinvestment of distributions	22,308	644,487	27	705
Redeemed	(129,079)	(3,880,946)	(24,414)	(751,345)
	(12,794)	(439,403)	372,377	11,510,164
C Class/Shares Authorized	25,000,000		25,000,000
Sold	21,322	629,704	68,891	2,084,611
Issued in reinvestment of distributions	4,234	121,389	71	1,880
Redeemed	(4,189)	(124,481)	(3,762)	(115,245)
	21,367	626,612	65,200	1,971,246
R Class/Shares Authorized	25,000,000		25,000,000
Sold	67,619	2,017,431	32,043	986,202
Issued in reinvestment of distributions	3,990	114,990	27	705
Redeemed	(12,850)	(373,939)	(4,512)	(141,289)
	58,759	1,758,482	27,558	845,618
Net increase (decrease)	991,942	$27,462,693	(1,295,850)	$(39,887,723)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 952,853,893	—	—
Foreign Common Stocks	47,371,373	$11,793,492	—
Temporary Cash Investments	314,318	5,399,901	—
Total Value of Investment Securities	$1,000,539,584	$17,193,393	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(73,287)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2013, is disclosed on the Statement of Assets and Liabilities as a liability of $73,287 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2013, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(11,466) in net realized gain (loss) on foreign currency transactions and $(63,906) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

18

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$718,056,373
Gross tax appreciation of investments	$306,071,219
Gross tax depreciation of investments	(6,394,615)
Net tax appreciation (depreciation) of investments	$299,676,604

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2012, the fund had late-year ordinary loss deferrals of $(210,329), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$30.44	0.10	2.55	2.65	(0.10)	(2.05)	(2.15)	$30.94	9.17%	1.00%(5)	0.65%(5)	24%	$1,005,773
2012	$28.06	0.01	3.08	3.09	—	(0.71)	(0.71)	$30.44	11.40%	1.00%	0.04%	55%	$961,562
2011	$26.07	(0.02)	2.01	1.99	—	—	—	$28.06	7.63%	1.00%	(0.08)%	75%	$935,751
2010	$20.86	(0.05)	5.26	5.21	—	—	—	$26.07	24.98%	1.01%	(0.22)%	88%	$959,447
2009	$19.08	0.03	1.81	1.84	(0.06)	—	(0.06)	$20.86	9.72%	1.00%	0.19%	167%	$837,839
2008	$31.53	(0.13)	(12.32)	(12.45)	—	—	—	$19.08	(39.49)%	1.00%	(0.48)%	171%	$803,771
Institutional Class
2013(3)	$30.50	0.10	2.57	2.67	(0.11)	(2.05)	(2.16)	$31.01	9.25%	0.80%(5)	0.85%(5)	24%	$150
2012	$28.06	0.09	3.06	3.15	—	(0.71)	(0.71)	$30.50	11.62%	0.80%	0.24%	55%	$61
2011(4)	$25.32	(0.01)	2.75	2.74	—	—	—	$28.06	10.82%	0.80%(5)	(0.28)%(5)	75%(6)	$28
A Class
2013(3)	$30.36	0.06	2.53	2.59	(0.07)	(2.05)	(2.12)	$30.83	9.01%	1.25%(5)	0.40%(5)	24%	$11,116
2012	$28.05	(0.02)	3.04	3.02	—	(0.71)	(0.71)	$30.36	11.15%	1.25%	(0.21)%	55%	$11,334
2011(4)	$25.32	(0.02)	2.75	2.73	—	—	—	$28.05	10.78%	1.25%(5)	(0.73)%(5)	75%(6)	$28
C Class
2013(3)	$30.11	(0.06)	2.52	2.46	(0.01)	(2.05)	(2.06)	$30.51	8.61%	2.00%(5)	(0.35)%(5)	24%	$2,671
2012	$28.03	(0.25)	3.04	2.79	—	(0.71)	(0.71)	$30.11	10.32%	2.00%	(0.96)%	55%	$1,993
2011(4)	$25.32	(0.03)	2.74	2.71	—	—	—	$28.03	10.70%	2.00%(5)	(1.48)%(5)	75%(6)	$28

20

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2013(3)	$30.27	(0.01)	2.56	2.55	(0.05)	(2.05)	(2.10)	$30.72	8.89%	1.50%(5)	0.15%(5)	24%	$2,682
2012	$28.04	(0.08)	3.02	2.94	—	(0.71)	(0.71)	$30.27	10.86%	1.50%	(0.46)%	55%	$864
2011(4)	$25.32	(0.02)	2.74	2.72	—	—	—	$28.04	10.74%	1.50%(5)	(0.98)%(5)	75%(6)	$28

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2013 (unaudited).
(4)	September 30, 2011 (commencement of sale) through October 31, 2011.
(5)	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2011.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

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Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78696 1306

SEMIANNUAL REPORT                   APRIL 30, 2013

Balanced Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	26
Statement of Operations	27
Statement of Changes in Net Assets	28
Notes to Financial Statements	29
Financial Highlights	34
Additional Information	36

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWBIX	8.75%	11.07%	5.95%	7.07%	8.07%	10/20/88
Blended index(2)	—	8.87%	11.59%	5.87%	7.03%	8.99%(3)	—
S&P 500 Index	—	14.42%	16.89%	5.21%	7.88%	9.78%(3)	—
Barclays U.S. Aggregate Bond Index	—	0.91%	3.68%	5.72%	5.04%	7.05%(3)	—
Institutional Class	ABINX	8.90%	11.35%	6.16%	7.28%	4.53%	5/1/00

(1)	Total returns for periods less than one year are not annualized.

(2)

The blended index combines monthly returns of two widely known indices in proportion to the asset mix of the fund. The S&P 500 Index represents 60% of the index and the remaining 40% is represented by the Barclays U.S. Aggregate Bond Index.

(3)	Since 10/31/88, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class
0.91%	0.71%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

APRIL 30, 2013
Top Ten Common Stocks	% of net assets
Exxon Mobil Corp.	2.1%
Apple, Inc.	2.1%
Microsoft Corp.	1.6%
Johnson & Johnson	1.5%
Pfizer, Inc.	1.3%
AT&T, Inc.	1.3%
International Business Machines Corp.	1.1%
Google, Inc. Class A	1.0%
Wal-Mart Stores, Inc.	1.0%
Oracle Corp.	0.9%

Top Five Common Stock Industries	% of net assets
Pharmaceuticals	5.1%
Oil, Gas and Consumable Fuels	4.7%
Insurance	3.9%
Computers and Peripherals	3.6%
Software	3.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	59.8%
U.S. Government Agency Mortgage-Backed Securities	12.8%
U.S. Treasury Securities	11.2%
Corporate Bonds	10.0%
Commercial Mortgage-Backed Securities	1.7%
Collateralized Mortgage Obligations	1.4%
Sovereign Governments and Agencies	0.6%
Municipal Securities	0.5%
U.S. Government Agency Securities	0.2%
Temporary Cash Investments	2.6%
Other Assets and Liabilities	(0.8)%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	7.0 years
Average Duration (effective)	5.0 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 – 4/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,087.50	$4.66	0.90%
Institutional Class	$1,000	$1,089.00	$3.63	0.70%
Hypothetical
Investor Class	$1,000	$1,020.33	$4.51	0.90%
Institutional Class	$1,000	$1,021.32	$3.51	0.70%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

APRIL 30, 2013 (UNAUDITED)

	Shares/Principal Amount	Value
Common Stocks — 59.8%
AEROSPACE AND DEFENSE — 2.9%
Boeing Co. (The)	60,742	$ 5,552,426
General Dynamics Corp.	56,286	4,162,913
Honeywell International, Inc.	65,428	4,811,575
Northrop Grumman Corp.	57,284	4,338,690
Raytheon Co.	19,508	1,197,401
Textron, Inc.	57,254	1,474,291
		21,537,296
AUTO COMPONENTS — 0.3%
BorgWarner, Inc.(1)	26,235	2,050,790
Cooper Tire & Rubber Co.	15,815	393,635
		2,444,425
BEVERAGES — 0.2%
Coca-Cola Co. (The)	29,306	1,240,523
PepsiCo, Inc.	4,958	408,886
		1,649,409
BIOTECHNOLOGY — 1.0%
Amgen, Inc.	58,579	6,104,518
Celgene Corp.(1)	3,671	433,435
United Therapeutics Corp.(1)	8,085	539,916
		7,077,869
CAPITAL MARKETS — 1.3%
Federated Investors, Inc. Class B	36,644	841,346
Goldman Sachs Group, Inc. (The)	36,078	5,269,913
Janus Capital Group, Inc.	75,354	672,158
Waddell & Reed Financial, Inc.	60,000	2,572,200
		9,355,617
CHEMICALS — 2.7%
CF Industries Holdings, Inc.	9,390	1,751,329
E.I. du Pont de Nemours & Co.	52,234	2,847,275
Huntsman Corp.	45,661	861,166
LyondellBasell Industries NV, Class A	66,787	4,053,971
Monsanto Co.	48,330	5,162,611
NewMarket Corp.	4,213	1,132,033
PPG Industries, Inc.	27,355	4,025,015
		19,833,400
COMMERCIAL BANKS — 0.9%
Wells Fargo & Co.	180,772	6,865,720
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Deluxe Corp.	17,600	671,264
COMMUNICATIONS EQUIPMENT — 1.1%
Brocade Communications Systems, Inc.(1)	56,666	$ 329,796
Cisco Systems, Inc.	325,375	6,806,845
QUALCOMM, Inc.	9,505	585,698
		7,722,339
COMPUTERS AND PERIPHERALS — 3.6%
Apple, Inc.	35,035	15,511,746
EMC Corp.(1)	209,805	4,705,926
Hewlett-Packard Co.	110,361	2,273,437
Seagate Technology plc	31,547	1,157,775
Western Digital Corp.	45,689	2,525,688
		26,174,572
CONSUMER FINANCE — 0.4%
Cash America International, Inc.	61,310	2,674,955
CONTAINERS AND PACKAGING — 0.4%
Owens-Illinois, Inc.(1)	80,611	2,118,457
Packaging Corp. of America	22,512	1,070,671
		3,189,128
DIVERSIFIED CONSUMER SERVICES — 0.1%
Coinstar, Inc.(1)	17,864	943,398
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Bank of America Corp.	41,285	508,218
Citigroup, Inc.	22,613	1,055,123
JPMorgan Chase & Co.	67,140	3,290,531
Moody’s Corp.	65,195	3,967,116
MSCI, Inc., Class A(1)	12,880	439,208
		9,260,196
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	255,536	9,572,379
CenturyLink, Inc.	51,263	1,925,951
Verizon Communications, Inc.	115,886	6,247,414
		17,745,744
ELECTRIC UTILITIES — 0.7%
Edison International	61,127	3,288,633
Portland General Electric Co.	56,633	1,826,414
		5,115,047
ELECTRICAL EQUIPMENT — 1.1%
Emerson Electric Co.	81,211	4,508,023
Rockwell Automation, Inc.	42,063	3,566,101
		8,074,124
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
TE Connectivity Ltd.	60,977	2,655,548

	Shares/Principal Amount	Value
ENERGY EQUIPMENT AND SERVICES — 0.1%
RPC, Inc.	29,456	$ 389,997
FOOD AND STAPLES RETAILING — 1.8%
CVS Caremark Corp.	97,723	5,685,524
Safeway, Inc.	25,874	582,683
Wal-Mart Stores, Inc.	92,785	7,211,250
		13,479,457
FOOD PRODUCTS — 0.8%
General Mills, Inc.	86,675	4,370,154
Ingredion, Inc.	16,325	1,175,563
		5,545,717
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.8%
Abbott Laboratories	141,105	5,209,597
Becton Dickinson and Co.	40,273	3,797,744
Medtronic, Inc.	101,982	4,760,520
St. Jude Medical, Inc.	88,115	3,632,100
Stryker Corp.	22,424	1,470,566
Zimmer Holdings, Inc.	16,807	1,284,895
		20,155,422
HOTELS, RESTAURANTS AND LEISURE — 0.4%
Bally Technologies, Inc.(1)	8,558	455,970
Cracker Barrel Old Country Store, Inc.	13,117	1,085,301
International Game Technology	96,295	1,632,200
		3,173,471
HOUSEHOLD DURABLES — 0.9%
Garmin Ltd.	73,716	2,585,958
Harman International Industries, Inc.	14,789	661,216
Newell Rubbermaid, Inc.	136,286	3,589,773
		6,836,947
HOUSEHOLD PRODUCTS — 0.9%
Energizer Holdings, Inc.	35,349	3,414,360
Procter & Gamble Co. (The)	38,405	2,948,352
		6,362,712
INDUSTRIAL CONGLOMERATES — 1.2%
Carlisle Cos., Inc.	8,211	532,647
Danaher Corp.	72,406	4,412,422
General Electric Co.	169,227	3,772,070
		8,717,139
INSURANCE — 3.9%
Aflac, Inc.	80,124	4,361,951
Allied World Assurance Co. Holdings AG	21,414	1,944,605
Allstate Corp. (The)	36,741	1,809,862
American International Group, Inc.(1)	97,612	4,043,089
Amtrust Financial Services, Inc.	3,946	$ 124,930
Axis Capital Holdings Ltd.	43,051	1,921,366
Berkshire Hathaway, Inc., Class B(1)	17,781	1,890,476
First American Financial Corp.	36,583	979,327
HCC Insurance Holdings, Inc.	10,335	440,271
MetLife, Inc.	118,121	4,605,538
Reinsurance Group of America, Inc.	21,482	1,343,699
RenaissanceRe Holdings Ltd.	472	44,316
Torchmark Corp.	13,248	822,303
Travelers Cos., Inc. (The)	50,139	4,282,372
		28,614,105
INTERNET AND CATALOG RETAIL — 0.4%
Expedia, Inc.	54,288	3,031,442
INTERNET SOFTWARE AND SERVICES — 1.0%
Google, Inc. Class A(1)	9,040	7,454,113
IT SERVICES — 1.4%
Accenture plc, Class A	25,508	2,077,372
International Business Machines Corp.	40,571	8,217,250
		10,294,622
LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Hasbro, Inc.	28,749	1,361,840
Mattel, Inc.	84,117	3,840,782
		5,202,622
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Thermo Fisher Scientific, Inc.	17,119	1,381,161
MACHINERY — 0.7%
Crane Co.	20,513	1,104,215
Ingersoll-Rand plc	16,905	909,489
Parker-Hannifin Corp.	29,547	2,616,978
WABCO Holdings, Inc.(1)	9,593	692,902
		5,323,584
MEDIA — 1.5%
Comcast Corp., Class A	161,992	6,690,269
DIRECTV(1)	3,503	198,130
Thomson Reuters Corp.	4,224	141,462
Time Warner Cable, Inc.	44,146	4,144,868
		11,174,729
METALS AND MINING — 0.2%
Coeur d’Alene Mines Corp.(1)	21,007	320,147
Worthington Industries, Inc.	24,094	775,345
		1,095,492
MULTILINE RETAIL — 0.2%
Dillard’s, Inc., Class A	15,198	1,252,467

	Shares/Principal Amount	Value
OIL, GAS AND CONSUMABLE FUELS — 4.7%
Chevron Corp.	31,198	$ 3,806,468
Delek US Holdings, Inc.	25,959	936,860
Exxon Mobil Corp.	175,404	15,609,202
Marathon Petroleum Corp.	50,993	3,995,812
Suncor Energy, Inc.	53,934	1,680,044
Tesoro Corp.	33,921	1,811,381
Valero Energy Corp.	94,891	3,826,005
Western Refining, Inc.	88,722	2,742,397
		34,408,169
PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc., Class A	46,346	2,351,133
PHARMACEUTICALS — 5.1%
AbbVie, Inc.	48,047	2,212,564
Bristol-Myers Squibb Co.	72,505	2,879,899
Eli Lilly & Co.	92,418	5,118,109
Johnson & Johnson	125,500	10,696,365
Merck & Co., Inc.	145,040	6,816,880
Pfizer, Inc.	339,449	9,867,782
		37,591,599
PROFESSIONAL SERVICES — 0.5%
Dun & Bradstreet Corp.	41,206	3,644,671
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.7%
Applied Materials, Inc.	166,253	2,412,331
Broadcom Corp., Class A	108,465	3,904,740
Intel Corp.	2,314	55,420
KLA-Tencor Corp.	55,703	3,021,888
Texas Instruments, Inc.	79,026	2,861,531
		12,255,910
SOFTWARE — 3.2%
Activision Blizzard, Inc.	59,411	888,195
CA, Inc.	86,467	2,332,015
Microsoft Corp.	346,224	11,460,014
Oracle Corp.	211,942	6,947,459
Symantec Corp.(1)	86,950	2,112,885
		23,740,568
SPECIALTY RETAIL — 2.8%
American Eagle Outfitters, Inc.	93,941	1,827,152
Buckle, Inc. (The)	16,893	820,155
GameStop Corp., Class A	14,419	503,223
Gap, Inc. (The)	97,665	3,710,293
Home Depot, Inc. (The)	90,822	6,661,794
PetSmart, Inc.	38,723	2,642,458
TJX Cos., Inc. (The)	90,690	4,422,951
		20,588,026
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc.(1)	17,119	$ 858,689
THRIFTS AND MORTGAGE FINANCE — 0.4%
Ocwen Financial Corp.(1)	81,831	2,993,378
TOBACCO — 1.0%
Altria Group, Inc.	87,176	3,182,796
Philip Morris International, Inc.	14,056	1,343,613
Universal Corp.	54,936	3,161,567
		7,687,976
TOTAL COMMON STOCKS (Cost $352,779,195)		438,595,369
U.S. Government Agency Mortgage-Backed Securities(2) — 12.8%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.2%
FHLMC, VRN, 1.98%, 5/15/13	$ 396,618	411,966
FHLMC, VRN, 2.08%, 5/15/13	835,384	868,957
FHLMC, VRN, 2.37%, 5/15/13	997,498	1,037,681
FHLMC, VRN, 2.58%, 5/15/13	190,191	199,642
FHLMC, VRN, 2.90%, 5/15/13	228,355	240,887
FHLMC, VRN, 3.27%, 5/15/13	191,287	202,752
FHLMC, VRN, 3.29%, 5/15/13	647,182	676,446
FHLMC, VRN, 3.81%, 5/15/13	316,568	336,212
FHLMC, VRN, 4.03%, 5/15/13	342,712	366,368
FHLMC, VRN, 5.43%, 5/15/13	300,829	322,888
FHLMC, VRN, 5.79%, 5/15/13	558,658	593,923
FHLMC, VRN, 5.97%, 5/15/13	852,601	922,532
FHLMC, VRN, 6.14%, 5/15/13	270,130	293,076
FNMA, VRN, 2.71%, 5/25/13	490,801	514,142
FNMA, VRN, 3.35%, 5/25/13	262,328	277,743
FNMA, VRN, 3.36%, 5/25/13	260,927	278,250
FNMA, VRN, 3.82%, 5/25/13	458,275	488,163
FNMA, VRN, 3.94%, 5/25/13	366,743	390,893
FNMA, VRN, 3.95%, 5/25/13	145,721	155,712
FNMA, VRN, 5.43%, 5/25/13	340,366	368,545
		8,946,778
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.6%
FHLMC, 4.50%, 1/1/19	443,464	471,896
FHLMC, 6.50%, 1/1/28	38,788	45,449
FHLMC, 5.50%, 12/1/33	392,893	438,114
FHLMC, 5.00%, 7/1/35	3,643,996	3,930,178
FHLMC, 5.50%, 1/1/38	654,995	709,812
FHLMC, 6.00%, 8/1/38	112,707	123,239
FHLMC, 4.00%, 4/1/41	1,261,653	1,392,993
FHLMC, 6.50%, 7/1/47	22,888	25,361
FNMA, 6.50%, 5/1/13	11	11

	Shares/Principal Amount	Value
FNMA, 6.50%, 6/1/13	$ 445	$ 448
FNMA, 6.50%, 6/1/13	187	189
FNMA, 6.50%, 6/1/13	251	253
FNMA, 6.00%, 1/1/14	3,473	3,508
FNMA, 6.00%, 4/1/14	17,748	17,874
FNMA, 4.50%, 5/1/19	148,013	159,024
FNMA, 4.50%, 5/1/19	387,425	416,248
FNMA, 5.00%, 9/1/20	878,496	943,294
FNMA, 6.50%, 1/1/28	22,057	25,827
FNMA, 6.50%, 1/1/29	55,926	65,731
FNMA, 7.50%, 7/1/29	114,945	133,613
FNMA, 7.50%, 9/1/30	30,558	37,384
FNMA, 5.00%, 7/1/31	1,698,891	1,890,372
FNMA, 6.50%, 9/1/31	39,666	46,837
FNMA, 7.00%, 9/1/31	14,556	17,410
FNMA, 6.50%, 1/1/32	89,594	105,977
FNMA, 6.50%, 8/1/32	64,292	72,351
FNMA, 5.50%, 6/1/33	232,378	256,888
FNMA, 5.50%, 7/1/33	391,146	430,218
FNMA, 5.50%, 8/1/33	681,857	748,512
FNMA, 5.50%, 9/1/33	412,810	463,484
FNMA, 5.00%, 11/1/33	1,220,096	1,329,467
FNMA, 5.00%, 4/1/35	1,892,529	2,056,933
FNMA, 4.50%, 9/1/35	889,035	959,107
FNMA, 5.00%, 2/1/36	1,239,666	1,347,325
FNMA, 5.50%, 4/1/36	502,489	549,725
FNMA, 5.50%, 5/1/36	983,766	1,076,243
FNMA, 5.00%, 11/1/36	3,212,689	3,495,462
FNMA, 5.50%, 2/1/37	274,761	299,215
FNMA, 6.00%, 7/1/37	2,440,592	2,694,952
FNMA, 6.50%, 8/1/37	240,191	265,591
FNMA, 4.50%, 8/1/40	3,677,315	3,963,376
FNMA, 4.50%, 9/1/40	5,262,363	5,780,737
FNMA, 3.50%, 1/1/41	5,283,088	5,656,000
FNMA, 4.00%, 1/1/41	1,968,259	2,178,751
FNMA, 4.50%, 1/1/41	1,608,068	1,765,467
FNMA, 4.50%, 2/1/41	1,322,095	1,427,127
FNMA, 4.00%, 5/1/41	2,792,573	2,989,989
FNMA, 4.50%, 7/1/41	953,122	1,047,010
FNMA, 4.50%, 9/1/41	1,104,036	1,211,065
FNMA, 4.00%, 12/1/41	2,147,642	2,357,855
FNMA, 4.00%, 1/1/42	1,909,651	2,045,546
FNMA, 4.00%, 1/1/42	1,345,880	1,459,741
FNMA, 4.00%, 3/1/42	1,903,891	2,046,812
FNMA, 3.50%, 5/1/42	3,316,420	3,551,938
FNMA, 3.50%, 6/1/42	966,401	1,038,051
FNMA, 3.50%, 9/1/42	3,253,738	3,470,569
FNMA, 3.00%, 11/1/42	$2,218,393	$ 2,322,986
FNMA, 6.50%, 6/1/47	33,116	36,422
FNMA, 6.50%, 8/1/47	83,829	92,196
FNMA, 6.50%, 8/1/47	43,930	48,315
FNMA, 6.50%, 9/1/47	203,559	223,877
FNMA, 6.50%, 9/1/47	6,602	7,260
FNMA, 6.50%, 9/1/47	43,692	48,053
FNMA, 6.50%, 9/1/47	51,443	56,578
FNMA, 6.50%, 9/1/47	33,284	36,606
GNMA, 7.00%, 4/20/26	89,603	108,272
GNMA, 7.50%, 8/15/26	51,839	62,224
GNMA, 7.00%, 2/15/28	14,645	17,532
GNMA, 7.50%, 2/15/28	18,326	18,904
GNMA, 7.00%, 12/15/28	24,089	28,836
GNMA, 7.00%, 5/15/31	101,112	125,130
GNMA, 5.50%, 11/15/32	435,195	478,991
GNMA, 4.00%, 1/20/41	2,309,334	2,532,396
GNMA, 4.50%, 5/20/41	1,476,790	1,634,874
GNMA, 4.50%, 6/15/41	1,093,660	1,214,957
GNMA, 4.00%, 12/15/41	2,422,723	2,655,979
GNMA, 3.50%, 6/20/42	2,307,426	2,505,426
GNMA, 3.50%, 7/20/42	1,117,359	1,213,239
		84,505,602
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $89,984,996)		93,452,380
U.S. Treasury Securities — 11.2%
U.S. Treasury Bonds, 5.50%, 8/15/28	420,000	596,334
U.S. Treasury Bonds, 5.25%, 2/15/29	489,000	680,169
U.S. Treasury Bonds, 5.375%, 2/15/31	2,900,000	4,147,000
U.S. Treasury Bonds, 4.375%, 11/15/39	2,000,000	2,609,062
U.S. Treasury Bonds, 4.375%, 5/15/41	1,850,000	2,419,743
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,579,220
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,118,347
U.S. Treasury Bonds, 3.125%, 2/15/43	1,850,000	1,941,055
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	1,737,689	1,850,774
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,615,328	1,763,862

	Shares/Principal Amount	Value
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	$4,928,518	$ 5,322,799
U.S. Treasury Notes, 3.625%, 5/15/13	2,500,000	2,503,713
U.S. Treasury Notes, 0.75%, 9/15/13	2,400,000	2,406,281
U.S. Treasury Notes, 0.75%, 12/15/13	1,500,000	1,506,153
U.S. Treasury Notes, 1.25%, 2/15/14	1,300,000	1,311,731
U.S. Treasury Notes, 1.25%, 3/15/14	1,000,000	1,009,883
U.S. Treasury Notes, 0.50%, 8/15/14	3,000,000	3,013,242
U.S. Treasury Notes, 0.50%, 10/15/14	2,000,000	2,009,610
U.S. Treasury Notes, 0.375%, 11/15/15	1,200,000	1,203,187
U.S. Treasury Notes, 1.375%, 11/30/15	1,750,000	1,799,492
U.S. Treasury Notes, 2.125%, 12/31/15	8,750,000	9,178,619
U.S. Treasury Notes, 0.375%, 1/15/16	5,200,000	5,212,594
U.S. Treasury Notes, 0.50%, 7/31/17	500,000	499,297
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,511,367
U.S. Treasury Notes, 1.875%, 10/31/17	3,300,000	3,491,555
U.S. Treasury Notes, 0.875%, 1/31/18(3)	4,500,000	4,552,385
U.S. Treasury Notes, 0.625%, 4/30/18	8,600,000	8,579,842
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	959,561
U.S. Treasury Notes, 1.375%, 11/30/18	200,000	206,484
U.S. Treasury Notes, 2.625%, 8/15/20	1,871,000	2,064,678
U.S. Treasury Notes, 3.125%, 5/15/21	3,300,000	3,758,390
U.S. Treasury Notes, 1.625%, 8/15/22	100,000	100,328
TOTAL U.S. TREASURY SECURITIES (Cost $79,469,622)		81,906,757
Corporate Bonds — 10.0%
AEROSPACE AND DEFENSE — 0.2%
L-3 Communications Corp., 4.75%, 7/15/20	$ 90,000	$ 100,448
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	281,498
Raytheon Co., 2.50%, 12/15/22	210,000	208,787
United Technologies Corp., 6.05%, 6/1/36	250,000	334,106
United Technologies Corp., 5.70%, 4/15/40	120,000	156,568
United Technologies Corp., 4.50%, 6/1/42	30,000	33,342
		1,114,749
AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.50%, 9/21/15(4)	220,000	229,364
American Honda Finance Corp., 1.50%, 9/11/17(4)	70,000	70,945
Daimler Finance North America LLC, 1.30%, 7/31/15(4)	200,000	201,566
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	210,000	219,255
Ford Motor Co., 4.75%, 1/15/43	40,000	40,235
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	410,000	458,271
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	514,342
		1,733,978
BEVERAGES — 0.3%
Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	40,000	40,990
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	510,000	673,637
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	330,000	332,758
Brown-Forman Corp., 3.75%, 1/15/43	50,000	50,629
Coca-Cola Co. (The), 1.80%, 9/1/16	180,000	186,604
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	60,000	63,287
PepsiCo, Inc., 2.75%, 3/1/23	110,000	112,207
PepsiCo, Inc., 4.875%, 11/1/40	50,000	57,723
PepsiCo, Inc., 3.60%, 8/13/42	130,000	125,225

	Shares/Principal Amount	Value
Pernod-Ricard SA, 2.95%, 1/15/17(4)	$ 180,000	$ 189,617
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	330,000	345,972
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	200,000	219,138
		2,397,787
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	250,000	259,068
Amgen, Inc., 4.10%, 6/15/21	100,000	112,518
Amgen, Inc., 3.625%, 5/15/22	130,000	141,493
Amgen, Inc., 6.40%, 2/1/39	50,000	65,320
Amgen, Inc., 5.375%, 5/15/43	160,000	191,981
Celgene Corp., 3.25%, 8/15/22	110,000	113,400
Gilead Sciences, Inc., 4.40%, 12/1/21	140,000	160,932
		1,044,712
CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	330,000	396,287
Jefferies Group, Inc., 5.125%, 4/13/18	110,000	122,409
		518,696
CHEMICALS — 0.2%
Ashland, Inc., 4.75%, 8/15/22(4)	100,000	105,000
CF Industries, Inc., 6.875%, 5/1/18	140,000	168,729
Dow Chemical Co. (The), 5.90%, 2/15/15	110,000	119,900
Dow Chemical Co. (The), 2.50%, 2/15/16	110,000	114,678
Eastman Chemical Co., 2.40%, 6/1/17	50,000	51,872
Eastman Chemical Co., 3.60%, 8/15/22	170,000	180,815
Ecolab, Inc., 4.35%, 12/8/21	270,000	304,678
EI du Pont de Nemours & Co., 4.15%, 2/15/43	50,000	53,019
		1,098,691
COMMERCIAL BANKS — 0.7%
Bank of America N.A., 5.30%, 3/15/17	870,000	979,371
Bank of Montreal, MTN, 1.45%, 4/9/18	120,000	120,336
Bank of Nova Scotia, 2.55%, 1/12/17	150,000	157,841
BB&T Corp., 5.70%, 4/30/14	60,000	63,159
BB&T Corp., 3.20%, 3/15/16	170,000	181,156
Capital One Financial Corp., 1.00%, 11/6/15	$ 90,000	$ 89,809
Capital One Financial Corp., 4.75%, 7/15/21	170,000	195,502
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	430,000	467,962
Fifth Third Bancorp, 6.25%, 5/1/13	170,000	170,000
HSBC Bank plc, 3.50%, 6/28/15(4)	140,000	148,187
Intesa Sanpaolo SpA, 3.875%, 1/16/18	40,000	40,073
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	284,570
KFW, 4.125%, 10/15/14	240,000	253,288
KFW, 2.00%, 6/1/16	260,000	272,268
KFW, 2.00%, 10/4/22	300,000	302,375
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	150,000	163,779
SunTrust Banks, Inc., 3.60%, 4/15/16	50,000	53,644
Toronto-Dominion Bank (The), 2.375%, 10/19/16	210,000	220,436
U.S. Bancorp., 3.44%, 2/1/16	120,000	127,835
U.S. Bancorp., MTN, 3.00%, 3/15/22	110,000	115,305
U.S. Bancorp., MTN, 2.95%, 7/15/22	60,000	60,777
Wachovia Bank N.A., 4.80%, 11/1/14	251,000	266,637
Wells Fargo & Co., 3.68%, 6/15/16	140,000	151,455
Wells Fargo & Co., 2.10%, 5/8/17	230,000	238,721
Wells Fargo & Co., 5.625%, 12/11/17	20,000	23,725
Wells Fargo & Co., 4.60%, 4/1/21	210,000	243,302
Wells Fargo & Co., MTN, 3.50%, 3/8/22	30,000	32,249
		5,423,762
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	70,000	77,165
Republic Services, Inc., 3.55%, 6/1/22	100,000	105,990
Waste Management, Inc., 6.125%, 11/30/39	120,000	153,604
		336,759

	Shares/Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18(5)	$ 160,000	$ 159,410
Apple, Inc., 2.40%, 5/3/23(5)	130,000	129,827
Apple, Inc., 3.85%, 5/4/43(5)	30,000	29,825
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	168,278
		487,340
COMPUTERS AND PERIPHERALS — 0.1%
Dell, Inc., 2.30%, 9/10/15	90,000	90,233
Dell, Inc., 3.10%, 4/1/16	40,000	40,463
Hewlett-Packard Co., 4.30%, 6/1/21	240,000	243,299
		373,995
CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	120,000	126,873
CONSUMER FINANCE — 0.2%
American Express Centurion Bank, 6.00%, 9/13/17	250,000	299,292
American Express Credit Corp., MTN, 2.75%, 9/15/15	200,000	209,625
American Express Credit Corp., MTN, 2.375%, 3/24/17	100,000	105,113
Equifax, Inc., 3.30%, 12/15/22	140,000	140,584
PNC Bank N.A., 6.00%, 12/7/17	290,000	346,997
SLM Corp., 6.25%, 1/25/16	80,000	87,300
SLM Corp., MTN, 5.00%, 10/1/13	180,000	183,150
		1,372,061
CONTAINERS AND PACKAGING†
Ball Corp., 7.125%, 9/1/16	130,000	137,800
Ball Corp., 6.75%, 9/15/20	120,000	133,050
		270,850
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	45,000	45,689
Catholic Health Initiatives, 2.95%, 11/1/22	110,000	112,401
Johns Hopkins University, 4.08%, 7/1/53	45,000	48,181
		206,271
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Bank of America Corp., 4.50%, 4/1/15	260,000	275,926
Bank of America Corp., 3.75%, 7/12/16	400,000	425,838
Bank of America Corp., 6.50%, 8/1/16	480,000	554,049
Bank of America Corp., 5.75%, 12/1/17	$ 320,000	$ 372,376
Bank of America Corp., 5.625%, 7/1/20	110,000	130,756
Bank of America Corp., 5.70%, 1/24/22	100,000	119,417
Citigroup, Inc., 6.01%, 1/15/15	520,000	563,564
Citigroup, Inc., 4.75%, 5/19/15	70,000	75,231
Citigroup, Inc., 4.45%, 1/10/17	100,000	110,686
Citigroup, Inc., 6.125%, 11/21/17	680,000	809,529
Citigroup, Inc., 1.75%, 5/1/18(5)	220,000	220,304
Citigroup, Inc., 4.50%, 1/14/22	200,000	226,275
Citigroup, Inc., 4.05%, 7/30/22	70,000	72,914
Deutsche Bank AG (London), 3.875%, 8/18/14	190,000	197,727
General Electric Capital Corp., 3.75%, 11/14/14	200,000	209,722
General Electric Capital Corp., 2.25%, 11/9/15	200,000	207,130
General Electric Capital Corp., 5.625%, 9/15/17	450,000	528,771
General Electric Capital Corp., 4.375%, 9/16/20	320,000	363,652
General Electric Capital Corp., 5.30%, 2/11/21	40,000	46,551
General Electric Capital Corp., MTN, 2.30%, 4/27/17	420,000	437,400
General Electric Capital Corp., MTN, 6.00%, 8/7/19	450,000	552,119
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	500,000	584,604
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	290,000	295,909
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	110,000	128,546
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	550,000	657,950
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	130,000	149,774
HSBC Holdings plc, 5.10%, 4/5/21	230,000	273,314
HSBC Holdings plc, 4.00%, 3/30/22	430,000	477,299
JPMorgan Chase & Co., 6.00%, 1/15/18	795,000	948,727

	Shares/Principal Amount	Value
JPMorgan Chase & Co., 4.625%, 5/10/21	$ 460,000	$ 524,604
JPMorgan Chase & Co., 3.25%, 9/23/22	120,000	123,149
Morgan Stanley, 4.75%, 3/22/17	130,000	144,169
Morgan Stanley, 6.625%, 4/1/18	520,000	624,104
Morgan Stanley, 5.625%, 9/23/19	150,000	175,000
Morgan Stanley, 5.75%, 1/25/21	200,000	238,465
Morgan Stanley, 4.875%, 11/1/22	50,000	54,010
Morgan Stanley, 3.75%, 2/25/23	90,000	93,613
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	90,000	97,199
UBS AG (Stamford Branch), 5.875%, 12/20/17	321,000	382,464
		12,472,837
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 2.625%, 12/1/22	120,000	119,163
AT&T, Inc., 6.55%, 2/15/39	290,000	373,859
AT&T, Inc., 4.30%, 12/15/42(4)	130,000	128,087
British Telecommunications plc, 5.95%, 1/15/18	270,000	323,313
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	140,000	152,648
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	50,000	51,392
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	210,000	260,477
Telecom Italia Capital SA, 7.00%, 6/4/18	30,000	34,961
Telefonica Emisiones SAU, 5.88%, 7/15/19	160,000	180,701
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	110,484
Verizon Communications, Inc., 7.35%, 4/1/39	160,000	225,307
Windstream Corp., 7.875%, 11/1/17	60,000	70,350
		2,030,742
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	$ 200,000	$ 232,500
Jabil Circuit, Inc., 5.625%, 12/15/20	80,000	86,200
		318,700
ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	120,000	127,916
Ensco plc, 4.70%, 3/15/21	130,000	148,135
Transocean, Inc., 5.05%, 12/15/16	40,000	44,646
Transocean, Inc., 2.50%, 10/15/17	140,000	142,779
Transocean, Inc., 6.50%, 11/15/20	100,000	118,782
Transocean, Inc., 6.375%, 12/15/21	50,000	60,001
Weatherford International Ltd., 9.625%, 3/1/19	120,000	158,874
		801,133
FOOD AND STAPLES RETAILING — 0.2%
CVS Caremark Corp., 2.75%, 12/1/22	340,000	343,413
Kroger Co. (The), 6.40%, 8/15/17	200,000	239,116
Safeway, Inc., 4.75%, 12/1/21	70,000	76,771
Wal-Mart Stores, Inc., 5.875%, 4/5/27	468,000	623,484
Wal-Mart Stores, Inc., 5.625%, 4/15/41	110,000	142,591
Walgreen Co., 1.80%, 9/15/17	90,000	91,977
Walgreen Co., 3.10%, 9/15/22	110,000	112,081
		1,629,433
FOOD PRODUCTS — 0.1%
General Mills, Inc., 4.15%, 2/15/43	90,000	94,565
Kellogg Co., 4.45%, 5/30/16	200,000	220,631
Kraft Foods Group, Inc., 6.125%, 8/23/18	81,000	98,873
Kraft Foods Group, Inc., 5.00%, 6/4/42	220,000	250,638
Mead Johnson Nutrition Co., 3.50%, 11/1/14	120,000	124,373
Mondelez International, Inc., 6.125%, 2/1/18	29,000	34,838
Mondelez International, Inc., 6.50%, 2/9/40	140,000	190,087
		1,014,005

	Shares/Principal Amount	Value
GAS UTILITIES — 0.5%
El Paso Corp., 7.25%, 6/1/18	$ 150,000	$ 176,127
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	140,000	173,307
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	156,140
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	114,572
Energy Transfer Partners LP, 3.60%, 2/1/23	120,000	122,735
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	217,818
Enterprise Products Operating LLC, 3.70%, 6/1/15	150,000	158,830
Enterprise Products Operating LLC, 6.30%, 9/15/17	300,000	361,047
Enterprise Products Operating LLC, 4.85%, 3/15/44	90,000	97,237
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	120,000	139,342
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	170,000	216,502
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	165,612
Magellan Midstream Partners LP, 6.55%, 7/15/19	150,000	186,626
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	80,000	83,800
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	60,000	64,516
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	180,000	194,854
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	190,000	192,635
TransCanada PipeLines Ltd., 2.50%, 8/1/22	200,000	199,373
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	50,616
Williams Partners LP, 4.125%, 11/15/20	200,000	218,624
		3,290,313
HEALTH CARE EQUIPMENT AND SUPPLIES†
Medtronic, Inc., 2.75%, 4/1/23	200,000	203,785
HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Aetna, Inc., 2.75%, 11/15/22	$ 130,000	$ 129,804
Express Scripts Holding Co., 2.65%, 2/15/17	510,000	536,666
Express Scripts, Inc., 7.25%, 6/15/19	360,000	460,392
NYU Hospitals Center, 4.43%, 7/1/42	90,000	89,597
UnitedHealth Group, Inc., 4.25%, 3/15/43	120,000	124,534
Universal Health Services, Inc., 7.125%, 6/30/16	160,000	183,800
WellPoint, Inc., 3.125%, 5/15/22	100,000	102,352
WellPoint, Inc., 3.30%, 1/15/23	70,000	72,358
WellPoint, Inc., 5.80%, 8/15/40	60,000	73,056
		1,772,559
HOTELS, RESTAURANTS AND LEISURE†
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	160,000	166,400
Wyndham Worldwide Corp., 2.95%, 3/1/17	110,000	113,345
		279,745
HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	90,000	92,475
Mohawk Industries, Inc., 3.85%, 2/1/23	100,000	104,926
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	116,996
		314,397
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	80,000	85,900
General Electric Co., 5.25%, 12/6/17	230,000	271,479
General Electric Co., 2.70%, 10/9/22	110,000	113,541
General Electric Co., 4.125%, 10/9/42	90,000	95,833
		566,753
INSURANCE — 0.5%
Allstate Corp. (The), 7.45%, 5/16/19	80,000	105,737
Allstate Corp. (The), 5.20%, 1/15/42	90,000	109,225
American International Group, Inc., 3.65%, 1/15/14	70,000	71,506

	Shares/Principal Amount	Value
American International Group, Inc., 5.85%, 1/16/18	$ 210,000	$ 246,872
American International Group, Inc., 6.40%, 12/15/20	220,000	275,728
American International Group, Inc., 4.875%, 6/1/22	330,000	380,886
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	140,000	160,672
Berkshire Hathaway, Inc., 3.00%, 5/15/22	90,000	93,485
Berkshire Hathaway, Inc., 4.50%, 2/11/43	130,000	137,063
Genworth Holdings, Inc., 7.20%, 2/15/21	70,000	84,645
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	220,000	261,239
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	50,000	61,106
Hartford Financial Services Group, Inc., 4.30%, 4/15/43	90,000	90,165
ING U.S., Inc., 5.50%, 7/15/22(4)	140,000	159,514
International Lease Finance Corp., 5.75%, 5/15/16	80,000	87,415
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)	60,000	66,918
Liberty Mutual Group, Inc., 6.50%, 5/1/42(4)	70,000	82,734
Lincoln National Corp., 6.25%, 2/15/20	160,000	196,565
Markel Corp., 4.90%, 7/1/22	190,000	214,585
Markel Corp., 3.625%, 3/30/23	50,000	51,370
MetLife, Inc., 6.75%, 6/1/16	150,000	176,361
MetLife, Inc., 1.76%, 12/15/17	90,000	92,114
MetLife, Inc., 4.125%, 8/13/42	90,000	90,087
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)	100,000	102,128
Principal Financial Group, Inc., 3.30%, 9/15/22	70,000	73,170
Prudential Financial, Inc., 7.375%, 6/15/19	100,000	129,057
Prudential Financial, Inc., 5.375%, 6/21/20	70,000	83,132
Prudential Financial, Inc., 5.625%, 5/12/41	220,000	262,399
		3,945,878
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	$ 100,000	$ 110,750
Fidelity National Information Services, Inc., 3.50%, 4/15/23	80,000	81,103
International Business Machines Corp., 1.95%, 7/22/16	410,000	425,846
		617,699
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	140,000	146,661
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	220,000	228,249
Deere & Co., 5.375%, 10/16/29	200,000	254,741
		482,990
MEDIA — 0.7%
CBS Corp., 4.85%, 7/1/42	110,000	114,545
CC Holdings GS V LLC, 3.85%, 4/15/23(4)	60,000	62,011
Comcast Corp., 5.90%, 3/15/16	339,000	387,762
Comcast Corp., 6.50%, 11/15/35	45,000	60,390
Comcast Corp., 6.40%, 5/15/38	230,000	308,827
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	155,000	163,492
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	330,000	376,519
Discovery Communications LLC, 5.625%, 8/15/19	90,000	108,751
DISH DBS Corp., 7.125%, 2/1/16	50,000	55,500
DISH DBS Corp., 6.75%, 6/1/21	170,000	184,450
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	130,000	138,775
Lamar Media Corp., 9.75%, 4/1/14	150,000	162,000
NBCUniversal Media LLC, 5.15%, 4/30/20	90,000	109,210
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	439,167

	Shares/Principal Amount	Value
News America, Inc., 3.00%, 9/15/22	$ 240,000	$ 243,966
News America, Inc., 6.90%, 8/15/39	150,000	197,591
Omnicom Group, Inc., 3.625%, 5/1/22	50,000	52,055
Qwest Corp., 7.50%, 10/1/14	200,000	216,143
SBA Telecommunications, Inc., 8.25%, 8/15/19	78,000	86,775
Time Warner Cable, Inc., 6.75%, 7/1/18	240,000	298,415
Time Warner Cable, Inc., 4.50%, 9/15/42	250,000	239,038
Time Warner, Inc., 3.15%, 7/15/15	140,000	147,141
Time Warner, Inc., 4.875%, 3/15/20	110,000	128,289
Time Warner, Inc., 3.40%, 6/15/22	70,000	74,005
Time Warner, Inc., 7.70%, 5/1/32	200,000	285,714
Time Warner, Inc., 5.375%, 10/15/41	100,000	113,977
Viacom, Inc., 4.375%, 9/15/14	150,000	157,408
Viacom, Inc., 4.50%, 3/1/21	110,000	123,487
Viacom, Inc., 3.125%, 6/15/22	40,000	41,045
Virgin Media Secured Finance plc, 6.50%, 1/15/18	200,000	214,000
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	130,000	129,910
		5,420,358
METALS AND MINING — 0.3%
Alcoa, Inc., 5.40%, 4/15/21	90,000	94,271
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	50,000	52,500
ArcelorMittal, 5.75%, 8/5/20	120,000	127,147
Barrick North America Finance LLC, 4.40%, 5/30/21	130,000	135,855
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(4)	70,000	70,711
Newmont Mining Corp., 3.50%, 3/15/22	100,000	98,884
Newmont Mining Corp., 6.25%, 10/1/39	120,000	133,912
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	80,000	85,224
Southern Copper Corp., 5.25%, 11/8/42	60,000	58,173
Teck Resources Ltd., 5.375%, 10/1/15	70,000	76,896
Teck Resources Ltd., 3.15%, 1/15/17	$ 110,000	$ 115,287
Vale Overseas Ltd., 5.625%, 9/15/19	310,000	358,458
Vale Overseas Ltd., 4.625%, 9/15/20	260,000	283,781
Xstrata Canada Financial Corp., 4.95%, 11/15/21(4)	110,000	119,998
		1,811,097
MULTI-UTILITIES — 0.6%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	70,000	68,634
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	81,000	91,889
CMS Energy Corp., 4.25%, 9/30/15	160,000	172,701
CMS Energy Corp., 8.75%, 6/15/19	180,000	244,627
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	90,000	92,572
Constellation Energy Group, Inc., 5.15%, 12/1/20	80,000	92,766
Consumers Energy Co., 2.85%, 5/15/22	50,000	52,532
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	234,935
Dominion Resources, Inc., 2.75%, 9/15/22	210,000	213,511
Dominion Resources, Inc., 4.90%, 8/1/41	130,000	149,227
DPL, Inc., 6.50%, 10/15/16	250,000	268,750
Duke Energy Corp., 6.30%, 2/1/14	100,000	104,217
Duke Energy Corp., 3.95%, 9/15/14	130,000	136,016
Duke Energy Corp., 1.625%, 8/15/17	150,000	152,269
Duke Energy Corp., 3.55%, 9/15/21	90,000	97,107
Duke Energy Florida, Inc., 6.35%, 9/15/37	110,000	150,656
Edison International, 3.75%, 9/15/17	130,000	142,138
Exelon Generation Co. LLC, 5.20%, 10/1/19	150,000	172,403
FirstEnergy Corp., 4.25%, 3/15/23	100,000	103,518
Florida Power Corp., 3.85%, 11/15/42	220,000	219,650

	Shares/Principal Amount	Value
Georgia Power Co., 4.30%, 3/15/42	$ 70,000	$ 73,586
Ipalco Enterprises, Inc., 5.00%, 5/1/18	50,000	54,250
Nisource Finance Corp., 4.45%, 12/1/21	70,000	78,373
Nisource Finance Corp., 5.25%, 2/15/43	70,000	75,862
Northern States Power Co., 3.40%, 8/15/42	70,000	67,243
Pacific Gas & Electric Co., 5.80%, 3/1/37	80,000	101,710
Pacific Gas & Electric Co., 4.45%, 4/15/42	50,000	54,298
PacifiCorp, 6.00%, 1/15/39	110,000	147,950
Progress Energy, Inc., 3.15%, 4/1/22	90,000	93,492
Public Service Company of Colorado, 4.75%, 8/15/41	50,000	58,873
Sempra Energy, 6.50%, 6/1/16	200,000	232,706
Southern California Edison Co., 5.625%, 2/1/36	60,000	76,905
Southern Power Co., 5.15%, 9/15/41	40,000	46,564
		4,121,930
MULTILINE RETAIL†
Target Corp., 4.00%, 7/1/42	70,000	71,345
OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	80,000	80,128
Xerox Corp., 2.95%, 3/15/17	80,000	83,022
		163,150
OIL, GAS AND CONSUMABLE FUELS — 0.7%
Anadarko Petroleum Corp., 5.95%, 9/15/16	40,000	46,031
Anadarko Petroleum Corp., 6.45%, 9/15/36	90,000	115,531
Apache Corp., 2.625%, 1/15/23	260,000	258,380
Apache Corp., 4.75%, 4/15/43	80,000	84,883
BP Capital Markets plc, 3.20%, 3/11/16	120,000	128,279
BP Capital Markets plc, 2.25%, 11/1/16	180,000	187,676
BP Capital Markets plc, 4.50%, 10/1/20	100,000	116,108
Cenovus Energy, Inc., 4.50%, 9/15/14	140,000	147,053
ConocoPhillips, 5.75%, 2/1/19	240,000	294,435
ConocoPhillips Holding Co., 6.95%, 4/15/29	$ 40,000	$ 55,739
Denbury Resources, Inc., 4.625%, 7/15/23	110,000	111,238
Devon Energy Corp., 1.875%, 5/15/17	60,000	61,043
Devon Energy Corp., 5.60%, 7/15/41	180,000	208,357
EOG Resources, Inc., 5.625%, 6/1/19	150,000	183,848
Hess Corp., 6.00%, 1/15/40	80,000	93,432
Marathon Petroleum Corp., 3.50%, 3/1/16	210,000	224,703
Newfield Exploration Co., 6.875%, 2/1/20	200,000	219,000
Noble Energy, Inc., 4.15%, 12/15/21	150,000	168,004
Occidental Petroleum Corp., 2.70%, 2/15/23	70,000	71,372
Peabody Energy Corp., 7.375%, 11/1/16	40,000	46,000
Pemex Project Funding Master Trust, 6.625%, 6/15/35	50,000	63,203
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	200,000	226,775
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	310,000	343,917
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	145,080
Petroleos Mexicanos, 4.875%, 1/24/22	80,000	91,200
Petroleos Mexicanos, 3.50%, 1/30/23(4)	60,000	61,200
Petroleos Mexicanos, 5.50%, 6/27/44(4)	50,000	54,875
Phillips 66, 4.30%, 4/1/22	230,000	257,268
Pioneer Natural Resources Co., 3.95%, 7/15/22	190,000	203,181
Shell International Finance BV, 2.375%, 8/21/22	130,000	131,158
Shell International Finance BV, 3.625%, 8/21/42	140,000	141,412
Statoil ASA, 2.45%, 1/17/23	190,000	191,337
Talisman Energy, Inc., 7.75%, 6/1/19	170,000	217,260
Tesoro Corp., 5.375%, 10/1/22	50,000	53,500
		5,002,478

	Shares/Principal Amount	Value
PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp., 4.40%, 4/1/22	$ 120,000	$ 123,238
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	450,000	538,751
International Paper Co., 6.00%, 11/15/41	130,000	159,001
		820,990
PHARMACEUTICALS — 0.3%
AbbVie, Inc., 1.75%, 11/6/17(4)	300,000	304,822
AbbVie, Inc., 4.40%, 11/6/42(4)	60,000	63,715
Actavis, Inc., 4.625%, 10/1/42	60,000	59,578
Bristol-Myers Squibb Co., 3.25%, 8/1/42	80,000	73,343
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	250,000	260,141
Merck & Co., Inc., 2.40%, 9/15/22	250,000	252,704
Merck & Co., Inc., 3.60%, 9/15/42	140,000	138,268
Mylan, Inc., 3.125%, 1/15/23(4)	120,000	119,766
Roche Holdings, Inc., 6.00%, 3/1/19(4)	460,000	572,153
Roche Holdings, Inc., 7.00%, 3/1/39(4)	130,000	194,684
Sanofi, 4.00%, 3/29/21	95,000	107,910
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	30,000	30,615
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	260,000	272,998
		2,450,697
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp., 4.50%, 1/15/18	90,000	99,868
American Tower Corp., 4.70%, 3/15/22	170,000	187,501
BRE Properties, Inc., 3.375%, 1/15/23	130,000	132,395
Developers Diversified Realty Corp., 4.75%, 4/15/18	230,000	257,924
Essex Portfolio LP, 3.625%, 8/15/22	150,000	155,104
Essex Portfolio LP, 3.25%, 5/1/23	50,000	50,425
HCP, Inc., 3.75%, 2/1/16	200,000	214,383
Health Care REIT, Inc., 2.25%, 3/15/18	110,000	112,338
Health Care REIT, Inc., 3.75%, 3/15/23	170,000	177,409
Kilroy Realty LP, 3.80%, 1/15/23	$ 190,000	$ 196,906
Simon Property Group LP, 5.75%, 12/1/15	160,000	178,583
UDR, Inc., 4.25%, 6/1/18	110,000	122,280
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	95,000	100,428
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	100,000	110,223
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	60,000	67,733
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	90,000	91,926
WEA Finance LLC, 4.625%, 5/10/21(4)	90,000	102,084
		2,357,510
REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19	160,000	195,980
ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	193,488
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	60,000	67,903
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	180,000	190,087
CSX Corp., 4.25%, 6/1/21	110,000	125,051
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	212,796
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(4)	40,000	41,983
Union Pacific Corp., 4.75%, 9/15/41	150,000	169,637
		1,000,945
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17	140,000	141,123
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	254,000	291,194
Oracle Corp., 2.50%, 10/15/22	260,000	260,477
		551,671
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	480,415
Staples, Inc., 4.375%, 1/12/23	120,000	125,162

	Shares/Principal Amount	Value
United Rentals North America, Inc., 5.75%, 7/15/18	$ 70,000	$ 76,650
		682,227
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	90,000	106,210
Hanesbrands, Inc., 6.375%, 12/15/20	100,000	111,125
L Brands, Inc., 6.90%, 7/15/17	100,000	115,500
PVH Corp., 4.50%, 12/15/22	120,000	124,350
		457,185
TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19	127,000	177,436
Altria Group, Inc., 2.85%, 8/9/22	270,000	270,037
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	203,729
		651,202
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32	50,000	74,455
America Movil SAB de CV, 5.00%, 3/30/20	110,000	127,196
America Movil SAB de CV, 3.125%, 7/16/22	310,000	316,290
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	180,000	241,544
Vodafone Group plc, 5.625%, 2/27/17	110,000	127,652
Vodafone Group plc, 2.50%, 9/26/22	70,000	68,229
		955,366
TOTAL CORPORATE BONDS (Cost $67,813,757)		73,249,408
Commercial Mortgage-Backed Securities(2) — 1.7%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	392,979	400,701
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	164,091	164,713
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 5/1/13	350,000	383,046
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 5/1/13	$ 300,000	$ 331,166
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	700,000	727,208
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(4)	450,000	465,434
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	240,000	251,066
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 5/1/13	275,000	302,590
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	683,513	696,700
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 5/1/13	575,000	593,836
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 5/1/13	57,825	57,999
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 5/1/13	480,000	506,302
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 5/1/13	158,000	168,478
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 5/1/13	600,000	622,809
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	345,000	368,125
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,000,000	1,063,599
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	525,000	566,627

	Shares/Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	$ 346,465	$ 354,608
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	1,000,000	1,025,192
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 5/11/13	300,000	311,334
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 5/11/13	125,000	134,051
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 5/11/13	400,000	435,663
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 5/11/13	425,000	468,422
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	175,000	180,982
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	50,547	50,672
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	804,999	846,279
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	54,970	55,707
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,100,000	1,156,151
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,581,617)		12,689,460
Collateralized Mortgage Obligations(2) — 1.4%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	79,305	82,090
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	534,625	414,492
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	$ 94,632	$ 96,992
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	250,000	265,241
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	127,925	131,038
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.46%, 5/1/13	452,230	462,156
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 5/1/13	365,245	364,365
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	29,883	29,956
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.79%, 5/1/13	388,008	385,857
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.40%, 5/1/13	244,982	247,026
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.90%, 5/1/13	257,229	259,902
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 5/1/13	556,081	574,990
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.03%, 5/1/13	145,527	143,964
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.90%, 5/1/13	607,654	595,879
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 5/1/13(4)	678,846	695,349
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 5/1/13	588,447	612,138
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	149,976	158,415
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.87%, 5/1/13	186,731	199,656

	Shares/Principal Amount	Value
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 5/1/13	$ 231,124	$ 237,160
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	242,969	255,390
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	137,524	142,174
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.73%, 5/1/13	262,371	270,270
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	283,023	297,760
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 5/1/13	126,549	127,656
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.74%, 5/1/13	241,790	248,896
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 5/1/13	277,618	286,776
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.66%, 5/1/13	206,538	207,862
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	365,656	383,059
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	347,547	363,543
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	225,014	232,662
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	449,954	477,993
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	255,142	274,270
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.04%, 5/1/13	$ 197,876	$ 202,472
		9,727,449
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	701,702	783,651
FHLMC, Series 77, Class H, 8.50%, 9/15/20	60,255	66,113
		849,764
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,400,984)		10,577,213
Sovereign Governments and Agencies — 0.6%
BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19	690,000	847,320
Brazilian Government International Bond, 4.875%, 1/22/21	40,000	47,840
Brazilian Government International Bond, 5.625%, 1/7/41	130,000	163,605
		1,058,765
CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	145,000	209,848
Province of Ontario Canada, 5.45%, 4/27/16	150,000	171,600
Province of Ontario Canada, 1.60%, 9/21/16	110,000	113,556
		495,004
CHILE†
Chile Government International Bond, 3.25%, 9/14/21	100,000	107,500
Chile Government International Bond, 3.625%, 10/30/42	200,000	196,500
		304,000
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	210,000	240,660
ITALY†
Italy Government International Bond, 6.875%, 9/27/23	80,000	97,339

	Shares/Principal Amount	Value
MEXICO — 0.2%
Mexico Government International Bond, 5.625%, 1/15/17	$ 90,000	$ 104,220
Mexico Government International Bond, 5.95%, 3/19/19	420,000	517,650
Mexico Government International Bond, 5.125%, 1/15/20	330,000	396,000
Mexico Government International Bond, 6.05%, 1/11/40	120,000	158,400
Mexico Government International Bond, MTN, 4.75%, 3/8/44	160,000	177,440
		1,353,710
PERU†
Peruvian Government International Bond, 6.55%, 3/14/37	70,000	100,275
Peruvian Government International Bond, 5.625%, 11/18/50	120,000	154,500
		254,775
POLAND†
Poland Government International Bond, 5.125%, 4/21/21	140,000	164,854
SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	160,000	172,726
Korea Development Bank (The), 3.25%, 3/9/16	130,000	137,117
Korea Development Bank (The), 4.00%, 9/9/16	110,000	119,441
		429,284
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	70,000	68,460
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,941,986)		4,466,851
Municipal Securities — 0.5%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	50,000	59,244
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	75,000	103,867
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	$ 135,000	$ 189,423
California GO, (Building Bonds), 7.30%, 10/1/39	110,000	159,222
California GO, (Building Bonds), 7.60%, 11/1/40	30,000	45,616
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	195,000	197,892
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	100,000	143,018
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	60,000	76,376
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	105,000	141,765
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	60,000	83,474
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	130,000	162,709
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	200,000	305,120
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	95,000	140,056
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	95,000	129,277
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/11	100,000	112,728
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	129,888
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	92,793

	Shares/Principal Amount	Value
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	$ 50,000	$ 58,180
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	258,465
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	205,000	262,207
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	210,000	266,267
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	113,635
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	105,000	134,920
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	120,000	150,278
Texas GO, (Building Bonds), 5.52%, 4/1/39	$ 50,000	$ 66,267
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	24,758
TOTAL MUNICIPAL SECURITIES (Cost $2,869,901)		3,607,445
U.S. Government Agency Securities — 0.2%
FHLMC, 2.375%, 1/13/22	990,000	1,043,162
FNMA, 6.625%, 11/15/30	100,000	152,306
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,135,552)		1,195,468
Temporary Cash Investments — 2.6%
SSgA U.S. Government Money Market Fund (Cost $18,928,696)	18,928,696	18,928,696
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $639,906,306)		738,669,047
OTHER ASSETS AND LIABILITIES — (0.8)%		(5,818,844)
TOTAL NET ASSETS — 100.0%		$732,850,203

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
35	U.S. Treasury 30-Year Bonds	June 2013	$5,193,125	$(40,964)

Notes to Schedule of Investments

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GO = General Obligation

MTN = Medium Term Note

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	Final maturity date indicated, unless otherwise noted.

(3)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $101,164.

(4)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $7,167,088, which represented 1.0% of total net assets.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $639,906,306)	$738,669,047
Cash	19,125
Receivable for investments sold	3,924,895
Receivable for capital shares sold	378,927
Receivable for variation margin on futures contracts	7,656
Dividends and interest receivable	2,209,913
745,209,563

Liabilities
Payable for investments purchased	11,326,691
Payable for capital shares redeemed	508,032
Accrued management fees	524,637
12,359,360

Net Assets	$732,850,203

Net Assets Consist of:
Capital (par value and paid-in surplus)	$607,804,936
Undistributed net investment income	860,119
Undistributed net realized gain	25,463,371
Net unrealized appreciation	98,721,777
$732,850,203

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$675,390,448	36,984,345	$18.26
Institutional Class, $0.01 Par Value	$57,459,755	3,145,389	$18.27

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $44,057)	$ 5,386,922
Interest	3,628,405
9,015,327

Expenses:
Management fees	2,915,818
Directors’ fees and expenses	10,765
Other expenses	84
2,926,667

Net investment income (loss)	6,088,660

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	29,730,831
Futures contract transactions	83,783
Foreign currency transactions	(318)
29,814,296

Change in net unrealized appreciation (depreciation) on:
Investments	19,976,315
Futures contracts	(40,964)
19,935,351

Net realized and unrealized gain (loss)	49,749,647

Net Increase (Decrease) in Net Assets Resulting from Operations	$55,838,307

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$ 6,088,660	$ 10,258,424
Net realized gain (loss)	29,814,296	29,164,383
Change in net unrealized appreciation (depreciation)	19,935,351	21,132,912
Net increase (decrease) in net assets resulting from operations	55,838,307	60,555,719

Distributions to Shareholders
From net investment income:
Investor Class	(5,942,625)	(10,409,930)
Institutional Class	(236,420)	(354,593)
From net realized gains:
Investor Class	(16,097,800)	—
Institutional Class	(533,588)	—
Decrease in net assets from distributions	(22,810,433)	(10,764,523)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	70,679,571	57,785,933

Net increase (decrease) in net assets	103,707,445	107,577,129

Net Assets
Beginning of period	629,142,758	521,565,629
End of period	$732,850,203	$629,142,758

Undistributed net investment income	$860,119	$950,504

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2013 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

The fund offers the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 0.900% for the Investor Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2013 was 0.90% for the Investor Class and 0.70% for the Institutional Class.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended April 30, 2013 totaled $319,373,293, of which $84,682,902 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 totaled $267,302,123, of which $63,752,464 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2013		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	250,000,000		250,000,000
Sold	3,968,248	$ 69,901,902	7,196,145	$121,112,372
Issued in reinvestment of distributions	1,247,322	21,516,968	604,809	10,152,195
Redeemed	(3,241,489)	(56,827,475)	(4,855,798)	(81,892,325)
	1,974,081	34,591,395	2,945,156	49,372,242
Institutional Class/Shares Authorized	15,000,000		15,000,000
Sold	2,229,878	39,833,638	984,145	16,394,969
Issued in reinvestment of distributions	44,571	770,008	21,031	354,593
Redeemed	(258,514)	(4,515,470)	(485,585)	(8,335,871)
	2,015,935	36,088,176	519,591	8,413,691
Net increase (decrease)	3,990,016	$ 70,679,571	3,464,747	$ 57,785,933

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$438,595,369	—	—
U.S. Government Agency Mortgage-Backed Securities	—	$ 93,452,380	—
U.S. Treasury Securities	—	81,906,757	—
Corporate Bonds	—	73,249,408	—
Commercial Mortgage-Backed Securities	—	12,689,460	—
Collateralized Mortgage Obligations	—	10,577,213	—
Sovereign Governments and Agencies	—	4,466,851	—
Municipal Securities	—	3,607,445	—
U.S. Government Agency Securities	—	1,195,468	—
Temporary Cash Investments	18,928,696	—	—
Total Value of Investment Securities	$457,524,065	$281,144,982	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(40,964)	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased and sold interest rate risk derivative instruments during the last four months of the period. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during that time.

The value of interest rate risk derivative instruments as of April 30, 2013, is disclosed on the Statement of Assets and Liabilities as an asset of $7,656 in receivable for variation margin on futures contracts.* For the six months ended April 30, 2013, the effect of interest rate risk derivative instruments on the Statement of Operations was $83,783 in net realized gain (loss) on futures contract transactions and $(40,964) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$643,049,822
Gross tax appreciation of investments	$98,632,795
Gross tax depreciation of investments	(3,013,570)
Net tax appreciation (depreciation) of investments	$95,619,225

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$17.41	0.16	1.32	1.48	(0.17)	(0.46)	(0.63)	$18.26	8.75%	0.90%(4)	1.85%(4)	41%	$675,390
2012	$15.96	0.29	1.47	1.76	(0.31)	—	(0.31)	$17.41	11.12%	0.90%	1.75%	82%	$609,476
2011	$15.02	0.29	0.94	1.23	(0.29)	—	(0.29)	$15.96	8.26%	0.90%	1.84%	87%	$511,829
2010	$13.58	0.27	1.44	1.71	(0.27)	—	(0.27)	$15.02	12.70%	0.91%	1.85%	69%	$487,066
2009	$12.66	0.28	0.93	1.21	(0.29)	—	(0.29)	$13.58	9.81%	0.90%	2.21%	110%	$459,183
2008	$17.47	0.37	(3.69)	(3.32)	(0.37)	(1.12)	(1.49)	$12.66	(20.52)%	0.90%	2.42%	153%	$439,969
Institutional Class
2013(3)	$17.41	0.16	1.34	1.50	(0.18)	(0.46)	(0.64)	$18.27	8.90%	0.70%(4)	2.05%(4)	41%	$57,460
2012	$15.96	0.32	1.47	1.79	(0.34)	—	(0.34)	$17.41	11.34%	0.70%	1.95%	82%	$19,667
2011	$15.02	0.32	0.94	1.26	(0.32)	—	(0.32)	$15.96	8.48%	0.70%	2.04%	87%	$9,736
2010	$13.59	0.29	1.44	1.73	(0.30)	—	(0.30)	$15.02	12.84%	0.71%	2.05%	69%	$6,538
2009	$12.66	0.30	0.94	1.24	(0.31)	—	(0.31)	$13.59	10.11%	0.70%	2.41%	110%	$6,249
2008	$17.47	0.39	(3.68)	(3.29)	(0.40)	(1.12)	(1.52)	$12.66	(20.37)%	0.70%	2.62%	153%	$5,927

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2013 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78693 1306

SEMIANNUAL REPORT          APRIL 30, 2013

Capital Value Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

 Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ACTIX	14.00%(2)	19.37%(2)	3.16%(2)	6.89%(2)	5.27%	3/31/99
Russell 1000 Value Index	—	16.31%	21.80%	4.17%	8.41%	5.36%	—
Institutional Class	ACPIX	14.19%(2)	19.75%(2)	3.39%(2)	7.11%(2)	5.04%	3/1/02
A Class(3) No sales charge* With sales charge*	ACCVX	13.96%(2) 7.40%(2)	19.17%(2) 12.33%(2)	2.91%(2) 1.70%(2)	— —	6.34%(2) 5.70%(2)	5/14/03

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been waived.
(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class
1.10%	0.90%	1.35%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	5.8%
General Electric Co.	3.7%
Chevron Corp.	3.5%
JPMorgan Chase & Co.	3.4%
Pfizer, Inc.	3.3%
Johnson & Johnson	3.1%
Wells Fargo & Co.	3.0%
Procter & Gamble Co. (The)	2.7%
Merck & Co., Inc.	2.5%
Citigroup, Inc.	2.3%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	14.3%
Pharmaceuticals	8.8%
Insurance	8.1%
Diversified Financial Services	6.6%
Commercial Banks	6.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(0.6)%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 – 4/30/13	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,140.00	$5.31	1.00%
Investor Class (before waiver)	$1,000	$1,140.00(2)	$5.84	1.10%
Institutional Class (after waiver)	$1,000	$1,141.90	$4.25	0.80%
Institutional Class (before waiver)	$1,000	$1,141.90(2)	$4.78	0.90%
A Class (after waiver)	$1,000	$1,139.60	$6.63	1.25%
A Class (before waiver)	$1,000	$1,139.60(2)	$7.16	1.35%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.84	$5.01	1.00%
Investor Class (before waiver)	$1,000	$1,019.34	$5.51	1.10%
Institutional Class (after waiver)	$1,000	$1,020.83	$4.01	0.80%
Institutional Class (before waiver)	$1,000	$1,020.33	$4.51	0.90%
A Class (after waiver)	$1,000	$1,018.60	$6.26	1.25%
A Class (before waiver)	$1,000	$1,018.10	$6.76	1.35%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

7

Schedule of Investments

APRIL 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.7%
AEROSPACE AND DEFENSE — 1.6%
Honeywell International, Inc.	7,400	$544,196
Northrop Grumman Corp.	9,170	694,536
Raytheon Co.	15,220	934,203
		2,172,935
AIRLINES — 0.5%
Southwest Airlines Co.	50,440	691,028
AUTO COMPONENTS — 0.2%
Autoliv, Inc.	3,630	277,405
AUTOMOBILES — 1.3%
Ford Motor Co.	128,530	1,762,146
BEVERAGES — 0.6%
PepsiCo, Inc.	9,610	792,537
BIOTECHNOLOGY — 0.5%
Amgen, Inc.	1,750	182,367
Gilead Sciences, Inc.(1)	8,620	436,517
		618,884
CAPITAL MARKETS — 4.2%
Ameriprise Financial, Inc.	18,630	1,388,494
Bank of New York Mellon Corp. (The)	28,900	815,558
BlackRock, Inc.	4,810	1,281,865
Goldman Sachs Group, Inc. (The)	12,040	1,758,683
Morgan Stanley	19,300	427,495
		5,672,095
CHEMICALS — 0.9%
E.I. du Pont de Nemours & Co.	7,120	388,111
LyondellBasell Industries NV, Class A	12,840	779,388
		1,167,499
COMMERCIAL BANKS — 6.2%
KeyCorp	46,600	464,602
PNC Financial Services Group, Inc. (The)	28,530	1,936,616
U.S. Bancorp	57,000	1,896,960
Wells Fargo & Co.	107,430	4,080,192
		8,378,370
COMMERCIAL SERVICES AND SUPPLIES — 0.9%
ADT Corp. (The)	6,730	293,697
Avery Dennison Corp.	5,580	231,291
Tyco International Ltd.	21,790	699,895
		1,224,883
COMMUNICATIONS EQUIPMENT — 3.0%
Cisco Systems, Inc.	147,140	3,078,168
QUALCOMM, Inc.	14,690	905,198
		3,983,366
COMPUTERS AND PERIPHERALS — 0.6%
NetApp, Inc.(1)	23,650	825,148
CONSUMER FINANCE — 0.7%
Capital One Financial Corp.	15,370	888,079
DIVERSIFIED FINANCIAL SERVICES — 6.6%
Bank of America Corp.	94,200	1,159,602
Citigroup, Inc.	66,970	3,124,820
JPMorgan Chase & Co.	93,650	4,589,787
		8,874,209
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.	75,520	2,828,979
CenturyLink, Inc.	28,960	1,088,027
Verizon Communications, Inc.	6,330	341,251
		4,258,257
ELECTRIC UTILITIES — 3.5%
American Electric Power Co., Inc.	16,590	853,224
Exelon Corp.	11,800	442,618
NV Energy, Inc.	31,580	683,075
Pinnacle West Capital Corp.	13,520	823,368
PPL Corp.	28,930	965,683
Xcel Energy, Inc.	28,500	906,015
		4,673,983
ELECTRICAL EQUIPMENT — 0.9%
Eaton Corp. plc	18,890	1,160,035
ENERGY EQUIPMENT AND SERVICES — 2.5%
Baker Hughes, Inc.	22,380	1,015,828
National Oilwell Varco, Inc.	21,990	1,434,188
Schlumberger Ltd.	13,190	981,732
		3,431,748
FOOD AND STAPLES RETAILING — 2.8%
CVS Caremark Corp.	27,690	1,611,004
Kroger Co. (The)	33,030	1,135,572
Wal-Mart Stores, Inc.	13,200	1,025,904
		3,772,480
FOOD PRODUCTS — 0.8%
Kraft Foods Group, Inc.	6,841	352,243
Mondelez International, Inc. Class A	24,490	770,210
		1,122,453

8

	Shares	Value
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.0%
Abbott Laboratories	18,120	$668,990
Medtronic, Inc.	42,320	1,975,498
		2,644,488
HEALTH CARE PROVIDERS AND SERVICES — 2.3%
Aetna, Inc.	21,180	1,216,579
Quest Diagnostics, Inc.	10,330	581,889
WellPoint, Inc.	17,330	1,263,704
		3,062,172
HOTELS, RESTAURANTS AND LEISURE — 0.6%
Carnival Corp.	23,000	793,730
HOUSEHOLD PRODUCTS — 2.7%
Procter & Gamble Co. (The)	46,610	3,578,250
INDUSTRIAL CONGLOMERATES — 3.7%
General Electric Co.	221,850	4,945,036
INSURANCE — 8.1%
Allstate Corp. (The)	26,460	1,303,420
American International Group, Inc.(1)	17,100	708,282
Berkshire Hathaway, Inc., Class B(1)	21,130	2,246,541
Chubb Corp. (The)	6,670	587,427
Loews Corp.	19,890	888,486
MetLife, Inc.	47,030	1,833,700
Principal Financial Group, Inc.	21,650	781,565
Prudential Financial, Inc.	21,440	1,295,405
Travelers Cos., Inc. (The)	15,330	1,309,335
		10,954,161
MACHINERY — 1.3%
Dover Corp.	10,960	756,021
Ingersoll-Rand plc	5,380	289,444
PACCAR, Inc.	13,390	666,554
		1,712,019
MEDIA — 3.7%
CBS Corp., Class B	19,520	893,626
Comcast Corp., Class A	37,530	1,549,989
Time Warner Cable, Inc.	7,800	732,342
Time Warner, Inc.	30,390	1,816,714
		4,992,671
METALS AND MINING — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	36,530	1,111,608
Nucor Corp.	14,190	618,968
		1,730,576
MULTI-UTILITIES — 0.7%
PG&E Corp.	20,190	978,004
MULTILINE RETAIL — 2.3%
Macy’s, Inc.	22,570	1,006,622
Target Corp.	29,620	2,089,987
		3,096,609
OIL, GAS AND CONSUMABLE FUELS — 14.3%
Apache Corp.	18,620	1,375,645
Chevron Corp.	38,380	4,682,744
Exxon Mobil Corp.	88,350	7,862,266
Marathon Petroleum Corp.	7,110	557,140
Occidental Petroleum Corp.	23,980	2,140,455
Royal Dutch Shell plc, Class A	40,600	1,381,351
Total SA ADR	25,900	1,301,216
		19,300,817
PAPER AND FOREST PRODUCTS — 0.8%
International Paper Co.	22,420	1,053,292
PHARMACEUTICALS — 8.8%
Johnson & Johnson	48,460	4,130,246
Merck & Co., Inc.	70,680	3,321,960
Pfizer, Inc.	153,470	4,461,373
		11,913,579
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.8%
Applied Materials, Inc.	62,600	908,326
Intel Corp.	63,530	1,521,543
		2,429,869
SOFTWARE — 2.5%
Microsoft Corp.	61,390	2,032,009
Oracle Corp.	40,130	1,315,461
		3,347,470
SPECIALTY RETAIL — 0.7%
Lowe’s Cos., Inc.	25,810	991,620
TOBACCO — 0.6%
Altria Group, Inc.	23,010	840,095
TOTAL COMMON STOCKS (Cost $92,832,903)		134,111,998

9

	Shares	Value
Temporary Cash Investments — 0.9%
	Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $145,080), in a joint trading account at 0.12%, dated 4/30/13, due 5/1/13 (Delivery value $142,229)	$142,229
	Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $870,183), in a joint trading account at 0.09%, dated 4/30/13, due 5/1/13 (Delivery value $853,377)	853,375
	Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 8/15/39, valued at $145,227), in a joint trading account at 0.08%, dated 4/30/13, due 5/1/13 (Delivery value $142,229)	142,229
SSgA U.S. Government Money Market Fund	66,233	66,233
	TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,204,066)	1,204,066
	TOTAL INVESTMENT SECURITIES — 100.6% (Cost $94,036,969)	135,316,064
	OTHER ASSETS AND LIABILITIES — (0.6)%	(780,282)
	TOTAL NET ASSETS — 100.0%	$134,535,782

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,706,312	EUR for USD	UBS AG	5/31/13	$2,247,529	$(26,059)
(Value on Settlement Date $2,221,470)

Notes to Schedule of Investments

ADR = American Depositary Receipt

EUR = Euro

USD = United States Dollar

(1) Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $94,036,969)	$135,316,064
Foreign currency holdings, at value (cost of $12)	12
Receivable for investments sold	288,817
Receivable for capital shares sold	9,909
Dividends and interest receivable	136,802
135,751,604

Liabilities
Payable for investments purchased	255,372
Payable for capital shares redeemed	824,490
Unrealized loss on forward foreign currency exchange contracts	26,059
Accrued management fees	109,254
Distribution and service fees payable	647
1,215,822

Net Assets	$134,535,782

Net Assets Consist of:
Capital (par value and paid-in surplus)	$101,884,186
Undistributed net investment income	580,987
Accumulated net realized loss	(9,182,427)
Net unrealized appreciation	41,253,036
$134,535,782

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$128,903,015	16,694,498	$7.72
Institutional Class, $0.01 Par Value	$3,098,768	400,544	$7.74
A Class, $0.01 Par Value	$2,533,999	329,055	$7.70*
*Maximum offering price $8.17 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,610)	$1,739,973
Interest	639
1,740,612

Expenses:
Management fees	693,649
Distribution and service fees — A Class	3,603
Directors’ fees and expenses	2,132
699,384
Fees waived	(63,383)
636,001

Net investment income (loss)	1,104,611

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,789,608
Foreign currency transactions	(5,214)
2,784,394

Change in net unrealized appreciation (depreciation) on:
Investments	13,079,638
Translation of assets and liabilities in foreign currencies	(22,524)
13,057,114

Net realized and unrealized gain (loss)	15,841,508

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,946,119

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$ 1,104,611	$ 2,134,197
Net realized gain (loss)	2,784,394	8,223,662
Change in net unrealized appreciation (depreciation)	13,057,114	9,278,115
Net increase (decrease) in net assets resulting from operations	16,946,119	19,635,974

Distributions to Shareholders
From net investment income:
Investor Class	(2,047,246)	(2,040,255)
Institutional Class	(67,677)	(69,034)
A Class	(47,388)	(44,437)
Decrease in net assets from distributions	(2,162,311)	(2,153,726)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(4,197,089)	(11,665,672)

Net increase (decrease) in net assets	10,586,719	5,816,576

Net Assets
Beginning of period	123,949,063	118,132,487
End of period	$134,535,782	$123,949,063

Undistributed net investment income	$580,987	$1,638,687

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2013 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Capital Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class and the A Class. The A Class may incur an initial sales charge. The A Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.900% to 1.100% for the Investor Class and A Class. The Institutional Class is 0.200% less at each point within the range. During the six months ended April 30, 2013, the investment advisor voluntarily agreed to waive 0.100% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2013, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended April 30, 2013 was $60,160, $1,782 and $1,441 for the Investor Class, Institutional Class and A Class, respectively. The effective annual management fee before waiver for each class for the six months ended April 30, 2013 was 1.10% for the Investor Class and A Class and 0.90% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended April 30, 2013 was 1.00% for the Investor Class and A Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended April 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $12,672,519 and $16,809,482, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2013		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	1,295,095	$ 9,310,109	1,371,428	$ 8,875,075
Issued in reinvestment of distributions	281,184	1,954,229	332,121	1,949,551
Redeemed	(1,896,201)	(13,606,002)	(3,332,680)	(21,270,073)
	(319,922)	(2,341,664)	(1,629,131)	(10,445,447)
Institutional Class/Shares Authorized	15,000,000		15,000,000
Sold	458	3,186	306,311	1,903,786
Issued in reinvestment of distributions	9,357	65,127	11,445	67,183
Redeemed	(180,839)	(1,325,676)	(351,998)	(2,267,771)
	(171,024)	(1,257,363)	(34,242)	(296,802)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	75,326	552,197	101,370	650,478
Issued in reinvestment of distributions	6,716	46,609	7,540	44,259
Redeemed	(159,651)	(1,196,868)	(261,248)	(1,618,160)
	(77,609)	(598,062)	(152,338)	(923,423)
Net increase (decrease)	(568,555)	$ (4,197,089)	(1,815,711)	$(11,665,672)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$132,730,647	$1,381,351	—
Temporary Cash Investments	66,233	1,137,833	—
Total Value of Investment Securities	$132,796,880	$2,519,184	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(26,059)	—

17

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2013, is disclosed on the Statement of Assets and Liabilities as a liability of $26,059 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2013, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(5,597) in net realized gain (loss) on foreign currency transactions and $(22,592) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$96,263,035
Gross tax appreciation of investments	$39,595,076
Gross tax depreciation of investments	(542,047)
Net tax appreciation (depreciation) of investments	$39,053,029

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2012, the fund had accumulated short-term capital losses of $(9,649,273), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

18

Financial Highlights
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$6.89	0.06	0.89	0.95	(0.12)	—	(0.12)	$7.72	14.00%	1.00%(4)	1.10%(4)	1.74%(4)	1.64%(4)	10%	$128,903
2012	$5.96	0.11	0.93	1.04	(0.11)	—	(0.11)	$6.89	17.80%	1.00%	1.10%	1.76%	1.66%	32%	$117,210
2011	$5.73	0.09	0.23	0.32	(0.09)	—	(0.09)	$5.96	5.67%	1.00%	1.10%	1.53%	1.43%	37%	$111,188
2010	$5.32	0.09	0.42	0.51	(0.10)	—	(0.10)	$5.73	9.69%	1.09%	1.11%	1.56%	1.54%	27%	$137,037
2009	$5.17	0.11	0.21	0.32	(0.17)	—	(0.17)	$5.32	6.85%	1.10%	1.10%	2.33%	2.33%	19%	$158,431
2008	$8.78	0.14	(3.28)	(3.14)	(0.13)	(0.34)	(0.47)	$5.17	(37.52)%	1.10%	1.10%	1.98%	1.98%	26%	$185,569
Institutional Class
2013(3)	$6.90	0.07	0.90	0.97	(0.13)	—	(0.13)	$7.74	14.19%	0.80%(4)	0.90%(4)	1.94%(4)	1.84%(4)	10%	$3,099
2012	$5.97	0.12	0.93	1.05	(0.12)	—	(0.12)	$6.90	18.00%	0.80%	0.90%	1.96%	1.86%	32%	$3,943
2011	$5.74	0.10	0.24	0.34	(0.11)	—	(0.11)	$5.97	5.87%	0.80%	0.90%	1.73%	1.63%	37%	$3,618
2010	$5.32	0.10	0.43	0.53	(0.11)	—	(0.11)	$5.74	10.11%	0.89%	0.91%	1.76%	1.74%	27%	$3,980
2009	$5.17	0.12	0.21	0.33	(0.18)	—	(0.18)	$5.32	7.07%	0.90%	0.90%	2.53%	2.53%	19%	$8,035
2008	$8.79	0.15	(3.28)	(3.13)	(0.15)	(0.34)	(0.49)	$5.17	(37.46)%	0.90%	0.90%	2.18%	2.18%	26%	$12,030

19

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2013(3)	$6.87	0.05	0.90	0.95	(0.12)	—	(0.12)	$7.70	13.96%	1.25%(4)	1.35%(4)	1.49%(4)	1.39%(4)	10%	$2,534
2012	$5.95	0.10	0.92	1.02	(0.10)	—	(0.10)	$6.87	17.37%	1.25%	1.35%	1.51%	1.41%	32%	$2,796
2011	$5.72	0.08	0.23	0.31	(0.08)	—	(0.08)	$5.95	5.41%	1.25%	1.35%	1.28%	1.18%	37%	$3,326
2010	$5.30	0.07	0.44	0.51	(0.09)	—	(0.09)	$5.72	9.64%	1.34%	1.36%	1.31%	1.29%	27%	$4,130
2009	$5.15	0.10	0.21	0.31	(0.16)	—	(0.16)	$5.30	6.59%	1.35%	1.35%	2.08%	2.08%	19%	$4,881
2008	$8.76	0.12	(3.28)	(3.16)	(0.11)	(0.34)	(0.45)	$5.15	(37.78)%	1.35%	1.35%	1.73%	1.73%	26%	$7,004

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2013 (unaudited).
(4)	Annualized.
(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78699 1306

SEMIANNUAL REPORT                     APRIL 30, 2013

Focused Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

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Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

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Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	AFSIX	11.42%	8.70%	4.46%	5.84%	2/28/05
Russell 1000 Growth Index	—	13.71%	12.60%	6.65%	6.82%	—
Institutional Class	AFGNX	11.47%	8.93%	4.67%	3.93%	9/28/07
A Class No sales charge* With sales charge*	AFGAX	11.27% 4.88%	8.55% 2.31%	4.23% 3.00%	3.48% 2.39%	9/28/07
C Class No sales charge* With sales charge*	AFGCX	10.84% 9.84%	7.63% 7.63%	3.43% 3.43%	2.68% 2.68%	9/28/07
R Class	AFGRX	11.14%	8.25%	3.94%	3.21%	9/28/07

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

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Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
Coca-Cola Co. (The)	4.3%
Google, Inc. Class A	3.7%
Apple, Inc.	3.6%
MasterCard, Inc., Class A	3.5%
Monsanto Co.	3.5%
Schlumberger Ltd.	3.4%
Oracle Corp.	3.4%
Honeywell International, Inc.	3.3%
Comcast Corp., Class A	3.3%
Johnson & Johnson	3.2%

Top Five Industries	% of net assets
Computers and Peripherals	7.5%
Pharmaceuticals	7.3%
Media	5.8%
Aerospace and Defense	5.3%
Software	5.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.2%
Exchange-Traded Funds	0.9%
Total Equity Exposure	98.1%
Temporary Cash Investments	1.9%
Other Assets and Liabilities	—*

*Category is less than 0.05% of total net assets.

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 - 4/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,114.20	$5.24	1.00%
Institutional Class	$1,000	$1,114.70	$4.19	0.80%
A Class	$1,000	$1,112.70	$6.55	1.25%
C Class	$1,000	$1,108.40	$10.46	2.00%
R Class	$1,000	$1,111.40	$7.85	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

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Schedule of Investments

APRIL 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 97.2%
AEROSPACE AND DEFENSE — 5.3%
Honeywell International, Inc.	7,931	$583,246
Textron, Inc.	5,946	153,110
United Technologies Corp.	2,098	191,526
		927,882
AIR FREIGHT AND LOGISTICS — 2.5%
United Parcel Service, Inc., Class B	5,048	433,320
AUTOMOBILES — 1.4%
Harley-Davidson, Inc.	4,343	237,345
BEVERAGES — 4.3%
Coca-Cola Co. (The)	17,844	755,336
BIOTECHNOLOGY — 1.0%
Alexion Pharmaceuticals, Inc.(1)	1,871	183,358
CHEMICALS — 4.5%
Agrium, Inc.	2,043	187,282
Monsanto Co.	5,634	601,824
		789,106
COMMERCIAL BANKS — 1.1%
SunTrust Banks, Inc.	6,397	187,112
COMMUNICATIONS EQUIPMENT — 2.8%
Cisco Systems, Inc.	21,913	458,420
Research In Motion Ltd.(1)	803	13,081
Riverbed Technology, Inc.(1)	1,000	14,860
		486,361
COMPUTERS AND PERIPHERALS — 7.5%
Apple, Inc.	1,432	634,018
EMC Corp.(1)	20,791	466,342
NetApp, Inc.(1)	6,129	213,841
		1,314,201
ELECTRICAL EQUIPMENT — 0.1%
Rockwell Automation, Inc.	257	21,788
ENERGY EQUIPMENT AND SERVICES — 3.4%
Schlumberger Ltd.	8,047	598,938
FOOD AND STAPLES RETAILING — 1.8%
Wal-Mart Stores, Inc.	4,139	321,683
FOOD PRODUCTS — 1.0%
Hershey Co. (The)	1,916	170,831
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.0%
Covidien plc	5,382	343,587
HEALTH CARE PROVIDERS AND SERVICES — 4.8%
AmerisourceBergen Corp.	6,758	365,743
Express Scripts Holding Co.(1)	7,805	463,383
		829,126
HOTELS, RESTAURANTS AND LEISURE — 3.1%
Marriott International, Inc. Class A	3,087	$132,926
Starbucks Corp.	6,569	399,658
		532,584
HOUSEHOLD DURABLES — 2.1%
Mohawk Industries, Inc.(1)	3,342	370,561
HOUSEHOLD PRODUCTS — 2.1%
Colgate-Palmolive Co.	3,010	359,424
INDUSTRIAL CONGLOMERATES — 0.2%
Danaher Corp.	543	33,090
INSURANCE — 2.5%
Travelers Cos., Inc. (The)	5,066	432,687
INTERNET AND CATALOG RETAIL — 0.9%
Amazon.com, Inc.(1)	68	17,259
Expedia, Inc.	2,662	148,646
		165,905
INTERNET SOFTWARE AND SERVICES — 3.8%
eBay, Inc.(1)	213	11,159
Google, Inc. Class A(1)	782	644,814
		655,973
IT SERVICES — 3.5%
MasterCard, Inc., Class A	1,106	611,541
MACHINERY — 1.1%
Parker-Hannifin Corp.	2,202	195,031
MEDIA — 5.8%
CBS Corp., Class B	7,035	322,062
Comcast Corp., Class A	14,019	578,985
Discovery Communications, Inc. Class C(1)	1,611	114,204
		1,015,251
OIL, GAS AND CONSUMABLE FUELS — 2.9%
Noble Energy, Inc.	737	83,494
Occidental Petroleum Corp.	4,799	428,359
		511,853
PHARMACEUTICALS — 7.3%
AbbVie, Inc.	9,305	428,495
Allergan, Inc.	2,223	252,422
Eli Lilly & Co.	761	42,144
Johnson & Johnson	6,535	556,978
		1,280,039
ROAD AND RAIL — 2.0%
Union Pacific Corp.	2,304	340,900
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.5%
Linear Technology Corp.	10,512	383,688
Xilinx, Inc.	10,387	393,771
		777,459

8

	Shares	Value
SOFTWARE — 5.0%
Oracle Corp.	18,013	$590,466
Symantec Corp.(1)	11,339	275,538
		866,004
SPECIALTY RETAIL — 3.1%
GNC Holdings, Inc. Class A	1,095	49,637
Home Depot, Inc. (The)	101	7,408
Lowe’s Cos., Inc.	12,681	487,204
		544,249
TEXTILES, APPAREL AND LUXURY GOODS — 0.5%
PVH Corp.	769	88,750
TOBACCO — 0.3%
Philip Morris International, Inc.	535	51,141
WIRELESS TELECOMMUNICATION SERVICES — 3.0%
SBA Communications Corp., Class A(1)	6,630	523,704
TOTAL COMMON STOCKS (Cost $12,874,317)		16,956,120
Exchange-Traded Funds — 0.9%
iShares Russell 1000 Growth Index Fund (Cost $153,568)	2,221	161,867
Temporary Cash Investments — 1.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $39,520), in a joint trading account at 0.12%, dated 4/30/13, due 5/1/13 (Delivery value $38,744)		$38,744
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $237,042), in a joint trading account at 0.09%, dated 4/30/13, due 5/1/13 (Delivery value $232,464)		232,463
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 8/15/39, valued at $39,561), in a joint trading account at 0.08%, dated 4/30/13, due 5/1/13 (Delivery value $38,744)		38,744
SSgA U.S. Government Money Market Fund	18,041	18,041
TOTAL TEMPORARY CASH INVESTMENTS (Cost $327,992)		327,992
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $13,355,877)		17,445,979
OTHER ASSETS AND LIABILITIES†		(2,973)
TOTAL NET ASSETS — 100.0%		$17,443,006

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $13,355,877)	$17,445,979
Receivable for capital shares sold	2,055
Dividends and interest receivable	9,898
17,457,932

Liabilities
Accrued management fees	14,151
Distribution and service fees payable	775
14,926

Net Assets	$17,443,006

Net Assets Consist of:
Capital (par value and paid-in surplus)	$12,721,609
Undistributed net investment income	15,634
Undistributed net realized gain	615,661
Net unrealized appreciation	4,090,102
$17,443,006

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$15,506,371	1,167,394	$13.28
Institutional Class, $0.01 Par Value	$31,007	2,333	$13.29
A Class, $0.01 Par Value	$879,598	66,351	$13.26*
C Class, $0.01 Par Value	$394,634	30,418	$12.97
R Class, $0.01 Par Value	$631,396	47,804	$13.21

*Maximum offering price $14.07 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $229)	$139,953
Interest	158
140,111

Expenses:
Management fees	82,770
Distribution and service fees:
A Class	1,111
C Class	1,990
R Class	1,468
Directors’ fees and expenses	311
Other expenses	27
87,677

Net investment income (loss)	52,434

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,298,060
Change in net unrealized appreciation (depreciation) on investments	444,742

Net realized and unrealized gain (loss)	1,742,802

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,795,236

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$52,434	$108,274
Net realized gain (loss)	1,298,060	830,859
Change in net unrealized appreciation (depreciation)	444,742	1,047,187
Net increase (decrease) in net assets resulting from operations	1,795,236	1,986,320

Distributions to Shareholders
From net investment income:
Investor Class	(98,934)	(78,796)
Institutional Class	(210)	(183)
A Class	(5,216)	(3,082)
C Class	(1,351)	—
R Class	(3,125)	(358)
Decrease in net assets from distributions	(108,836)	(82,419)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(344,903)	(2,029,094)

Net increase (decrease) in net assets	1,341,497	(125,193)

Net Assets
Beginning of period	16,101,509	16,226,702
End of period	$17,443,006	$16,101,509

Undistributed net investment income	$15,634	$72,036

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2013 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

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If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2013 was 1.00% for the Investor Class, A Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $5,693,127 and $6,142,212, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2013		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	86,527	$1,064,055	96,795	$1,125,652
Issued in reinvestment of distributions	7,954	97,837	7,272	76,575
Redeemed	(78,937)	(990,846)	(292,238)	(3,410,412)
	15,544	171,046	(188,171)	(2,208,185)
Institutional Class/Shares Authorized	10,000,000		10,000,000
Issued in reinvestment of distributions	17	210	17	183
A Class/Shares Authorized	10,000,000		10,000,000
Sold	898	11,284	46,218	566,025
Issued in reinvestment of distributions	414	5,093	272	2,868
Redeemed	(49,786)	(590,628)	(29,073)	(336,864)
	(48,474)	(574,251)	17,417	232,029
C Class/Shares Authorized	10,000,000		10,000,000
Sold	12,505	153,133	3,149	35,864
Issued in reinvestment of distributions	86	1,041	—	—
Redeemed	(8,641)	(109,485)	(9,600)	(108,846)
	3,950	44,689	(6,451)	(72,982)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	945	11,887	3,022	36,167
Issued in reinvestment of distributions	255	3,125	34	358
Redeemed	(129)	(1,609)	(1,415)	(16,664)
	1,071	13,403	1,641	19,861
Net increase (decrease)	(27,892)	$(344,903)	(175,547)	$(2,029,094)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$16,956,120	—	—
Exchange-Traded Funds	161,867	—	—
Temporary Cash Investments	18,041	$309,951	—
Total Value of Investment Securities	$17,136,028	$309,951	—

 7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,426,478
Gross tax appreciation of investments	$4,100,720
Gross tax depreciation of investments	(81,219)
Net tax appreciation (depreciation) of investments	$4,019,501

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2012, the fund had accumulated short-term capital losses of $(603,891), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$12.00	0.04	1.32	1.36	(0.08)	—	(0.08)	$13.28	11.42%	1.00%(4)	0.69%(4)	35%	$15,506
2012	$10.70	0.08	1.28	1.36	(0.06)	—	(0.06)	$12.00	12.78%	1.01%	0.70%	59%	$13,828
2011	$10.17	0.06	0.53	0.59	(0.06)	—	(0.06)	$10.70	5.76%	1.00%	0.54%	91%	$14,335
2010	$8.73	0.04	1.40	1.44	—(5)	—	—(5)	$10.17	16.54%	1.02%	0.38%	66%	$12,739
2009	$7.73	0.04	1.01	1.05	(0.05)	—	(0.05)	$8.73	13.77%	1.00%	0.50%	125%	$12,541
2008	$12.92	0.02	(3.74)	(3.72)	(0.01)	(1.46)	(1.47)	$7.73	(32.19)%	1.00%	0.22%	130%	$8,814
Institutional Class
2013(3)	$12.01	0.06	1.31	1.37	(0.09)	—	(0.09)	$13.29	11.47%	0.80%(4)	0.89%(4)	35%	$31
2012	$10.70	0.10	1.29	1.39	(0.08)	—	(0.08)	$12.01	13.09%	0.81%	0.90%	59%	$28
2011	$10.17	0.08	0.53	0.61	(0.08)	—	(0.08)	$10.70	5.98%	0.80%	0.74%	91%	$25
2010	$8.73	0.05	1.41	1.46	(0.02)	—	(0.02)	$10.17	16.77%	0.82%	0.58%	66%	$23
2009	$7.73	0.05	1.01	1.06	(0.06)	—	(0.06)	$8.73	14.00%	0.80%	0.70%	125%	$20
2008	$12.93	0.04	(3.75)	(3.71)	(0.03)	(1.46)	(1.49)	$7.73	(32.09)%	0.80%	0.42%	130%	$17

18

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$11.99	0.03	1.32	1.35	(0.08)	—	(0.08)	$13.26	11.27%	1.25%(4)	0.44%(4)	35%	$880
2012	$10.68	0.05	1.29	1.34	(0.03)	—	(0.03)	$11.99	12.62%	1.26%	0.45%	59%	$1,376
2011	$10.15	0.04	0.52	0.56	(0.03)	—	(0.03)	$10.68	5.51%	1.25%	0.29%	91%	$1,040
2010	$8.74	0.01	1.40	1.41	—	—	—	$10.15	16.27%	1.27%	0.13%	66%	$501
2009	$7.73	0.02	1.02	1.04	(0.03)	—	(0.03)	$8.74	13.48%	1.25%	0.25%	125%	$373
2008	$12.92	—(5)	(3.75)	(3.75)	—	(1.44)	(1.44)	$7.73	(32.37)%	1.25%	(0.03)%	130%	$241
C Class
2013(3)	$11.75	(0.02)	1.29	1.27	(0.05)	—	(0.05)	$12.97	10.84%	2.00%(4)	(0.31)%(4)	35%	$395
2012	$10.52	(0.03)	1.26	1.23	—	—	—	$11.75	11.69%	2.01%	(0.30)%	59%	$311
2011	$10.05	(0.05)	0.52	0.47	—	—	—	$10.52	4.68%	2.00%	(0.46)%	91%	$346
2010	$8.71	(0.06)	1.40	1.34	—	—	—	$10.05	15.38%	2.02%	(0.62)%	66%	$131
2009	$7.73	(0.04)	1.02	0.98	—	—	—	$8.71	12.68%	2.00%	(0.50)%	125%	$90
2008	$12.91	(0.08)	(3.75)	(3.83)	—	(1.35)	(1.35)	$7.73	(32.87)%	2.00%	(0.78)%	130%	$73
R Class
2013(3)	$11.95	0.01	1.32	1.33	(0.07)	—	(0.07)	$13.21	11.14%	1.50%(4)	0.19%(4)	35%	$631
2012	$10.65	0.02	1.29	1.31	(0.01)	—	(0.01)	$11.95	12.29%	1.51%	0.20%	59%	$558
2011	$10.12	0.01	0.52	0.53	—(5)	—	—(5)	$10.65	5.26%	1.50%	0.04%	91%	$480
2010	$8.73	(0.01)	1.40	1.39	—	—	—	$10.12	15.92%	1.52%	(0.12)%	66%	$24
2009	$7.73	—(5)	1.02	1.02	(0.02)	—	(0.02)	$8.73	13.19%	1.50%	0.00%(6)	125%	$20
2008	$12.92	(0.02)	(3.76)	(3.78)	—	(1.41)	(1.41)	$7.73	(32.56)%	1.50%	(0.28)%	130%	$17

19

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2013 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.
(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

21

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78698 1306

SEMIANNUAL REPORT                APRIL 30, 2013

Fundamental Equity Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	20
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
A Class No sales charge* With sales charge*	AFDAX	13.68% 7.16%	16.11% 9.46%	4.86% 3.63%	7.89% 7.14%	11/30/04
S&P 500 Index	—	14.42%	16.89%	5.21%	5.92%	—
Investor Class	AFDIX	13.87%	16.47%	5.12%	7.68%	7/29/05
Institutional Class	AFEIX	13.91%	16.66%	5.33%	7.89%	7/29/05
B Class No sales charge* With sales charge*	AFDBX	13.28% 8.28%	15.25% 11.25%	4.07% 3.90%	7.08% 7.08%	11/30/04
C Class No sales charge* With sales charge*	AFDCX	13.20% 12.20%	15.25% 15.25%	4.07% 4.07%	7.08% 7.08%	11/30/04
R Class	AFDRX	13.58%	15.86%	4.59%	7.13%	7/29/05

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	2.01%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	4.2%
Apple, Inc.	2.9%
JPMorgan Chase & Co.	2.7%
International Business Machines Corp.	2.7%
Microsoft Corp.	2.5%
Chevron Corp.	2.3%
Amgen, Inc.	2.0%
Home Depot, Inc. (The)	1.9%
Procter & Gamble Co. (The)	1.9%
Wells Fargo & Co.	1.8%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	9.7%
Pharmaceuticals	5.4%
IT Services	5.0%
Media	4.7%
Insurance	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.6%
Exchange-Traded Funds	1.6%
Total Equity Exposure	99.2%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(0.1)%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 - 4/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,138.70	$5.36	1.01%
Institutional Class	$1,000	$1,139.10	$4.30	0.81%
A Class	$1,000	$1,136.80	$6.68	1.26%
B Class	$1,000	$1,132.80	$10.63	2.01%
C Class	$1,000	$1,132.00	$10.63	2.01%
R Class	$1,000	$1,135.80	$8.00	1.51%
Hypothetical
Investor Class	$1,000	$1,019.79	$5.06	1.01%
Institutional Class	$1,000	$1,020.78	$4.06	0.81%
A Class	$1,000	$1,018.55	$6.31	1.26%
B Class	$1,000	$1,014.83	$10.04	2.01%
C Class	$1,000	$1,014.83	$10.04	2.01%
R Class	$1,000	$1,017.31	$7.55	1.51%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 97.6%
AEROSPACE AND DEFENSE — 3.8%
Boeing Co. (The)	9,309	$850,936
General Dynamics Corp.	17,785	1,315,379
Honeywell International, Inc.	46,408	3,412,844
Lockheed Martin Corp.	2,660	263,579
Northrop Grumman Corp.	7,585	574,488
United Technologies Corp.	11,555	1,054,856
		7,472,082
AIR FREIGHT AND LOGISTICS — 0.8%
United Parcel Service, Inc., Class B	18,042	1,548,725
AIRLINES — 0.2%
Allegiant Travel Co.	4,218	379,198
AUTOMOBILES — 0.6%
Ford Motor Co.	88,190	1,209,085
BEVERAGES — 1.8%
Coca-Cola Enterprises, Inc.	10,120	370,696
Dr Pepper Snapple Group, Inc.	30,906	1,509,140
PepsiCo, Inc.	20,000	1,649,400
		3,529,236
BIOTECHNOLOGY — 2.2%
Amgen, Inc.	38,252	3,986,241
Gilead Sciences, Inc.(1)	7,008	354,885
		4,341,126
CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc.	3,634	270,842
Legg Mason, Inc.	17,970	572,524
		843,366
CHEMICALS — 1.7%
Ashland, Inc.	1,302	110,943
CF Industries Holdings, Inc.	6,913	1,289,344
E.I. du Pont de Nemours & Co.	7,076	385,713
Eastman Chemical Co.	1,948	129,834
LyondellBasell Industries NV, Class A	20,625	1,251,938
Monsanto Co.	431	46,039
PPG Industries, Inc.	970	142,726
		3,356,537
COMMERCIAL BANKS — 2.5%
Bank of Hawaii Corp.	7,194	343,082
PNC Financial Services Group, Inc. (The)	15,995	1,085,741
Wells Fargo & Co.	94,683	3,596,060
		5,024,883
COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Knoll, Inc.	19,082	$296,916
COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	80,426	1,682,512
Motorola Solutions, Inc.	3,295	188,474
QUALCOMM, Inc.	12,268	755,954
Research In Motion Ltd.(1)	24,639	401,369
		3,028,309
COMPUTERS AND PERIPHERALS — 3.9%
Apple, Inc.	12,862	5,694,650
EMC Corp.(1)	68,839	1,544,059
Hewlett-Packard Co.	12,073	248,704
Seagate Technology plc	7,164	262,919
		7,750,332
CONSTRUCTION AND ENGINEERING — 0.2%
EMCOR Group, Inc.	8,050	301,070
Fluor Corp.	2,220	126,496
Foster Wheeler AG(1)	1,622	34,224
		461,790
CONSUMER FINANCE — 1.5%
American Express Co.	6,118	418,532
Capital One Financial Corp.	28,186	1,628,587
Discover Financial Services	21,375	934,943
		2,982,062
DIVERSIFIED FINANCIAL SERVICES — 4.2%
Citigroup, Inc.	61,767	2,882,048
JPMorgan Chase & Co.	109,534	5,368,262
		8,250,310
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	80,765	3,025,457
Verizon Communications, Inc.	43,998	2,371,932
		5,397,389
ELECTRIC UTILITIES — 1.6%
FirstEnergy Corp.	18,357	855,436
Northeast Utilities	15,287	692,960
Xcel Energy, Inc.	49,686	1,579,518
		3,127,914
ELECTRICAL EQUIPMENT — 1.1%
Belden, Inc.	9,932	490,839
Emerson Electric Co.	31,805	1,765,496
		2,256,335
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc.	8,979	159,826

8

	Shares	Value
ENERGY EQUIPMENT AND SERVICES — 1.0%
Halliburton Co.	13,825	$591,295
National Oilwell Varco, Inc.	11,987	781,792
Patterson-UTI Energy, Inc.	21,715	457,969
Schlumberger Ltd.	1,350	100,481
		1,931,537
FOOD AND STAPLES RETAILING — 2.0%
Kroger Co. (The)	2,198	75,567
Safeway, Inc.	10,775	242,653
Sysco Corp.	1,557	54,277
Wal-Mart Stores, Inc.	33,726	2,621,185
Walgreen Co.	19,444	962,672
		3,956,354
FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	5,937	201,502
ConAgra Foods, Inc.	16,365	578,830
Green Mountain Coffee Roasters, Inc.(1)	4,259	244,467
Kraft Foods Group, Inc.	1,400	72,086
Mondelez International, Inc. Class A	4,202	132,153
Smithfield Foods, Inc.(1)	27,151	695,065
Tyson Foods, Inc., Class A	56,986	1,403,565
		3,327,668
GAS UTILITIES — 0.1%
Questar Corp.	9,030	229,272
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.5%
Abbott Laboratories	45,604	1,683,699
Baxter International, Inc.	2,022	141,277
Covidien plc	1,364	87,078
Medtronic, Inc.	5,451	254,453
ResMed, Inc.	10,245	491,965
Stryker Corp.	5,057	331,638
		2,990,110
HEALTH CARE PROVIDERS AND SERVICES — 4.2%
Aetna, Inc.	19,667	1,129,672
AmerisourceBergen Corp.	50,131	2,713,090
Cardinal Health, Inc.	40,541	1,792,723
Express Scripts Holding Co.(1)	4,727	280,642
UnitedHealth Group, Inc.	38,219	2,290,465
		8,206,592
HOTELS, RESTAURANTS AND LEISURE — 1.3%
Bally Technologies, Inc.(1)	3,765	200,599
Cheesecake Factory, Inc. (The)	2,791	111,138
Starbucks Corp.	9,634	586,133
Wyndham Worldwide Corp.	17,731	$1,065,278
Wynn Resorts Ltd.	4,654	638,994
Yum! Brands, Inc.	522	35,559
		2,637,701
HOUSEHOLD DURABLES — 0.2%
Tupperware Brands Corp.	3,824	307,067
HOUSEHOLD PRODUCTS — 2.3%
Colgate-Palmolive Co.	1,710	204,191
Kimberly-Clark Corp.	6,362	656,495
Procter & Gamble Co. (The)	48,773	3,744,303
		4,604,989
INDUSTRIAL CONGLOMERATES — 1.5%
General Electric Co.	133,326	2,971,837
INSURANCE — 4.7%
ACE Ltd.	10,193	908,604
Aflac, Inc.	10,667	580,711
American Financial Group, Inc.	5,192	250,618
American International Group, Inc.(1)	16,426	680,365
Assurant, Inc.	10,255	487,523
Chubb Corp. (The)	6,167	543,128
MetLife, Inc.	8,399	327,477
Principal Financial Group, Inc.	15,797	570,272
Prudential Financial, Inc.	43,296	2,615,944
Travelers Cos., Inc. (The)	7,491	639,806
Unum Group	60,107	1,676,384
		9,280,832
INTERNET AND CATALOG RETAIL — 1.1%
Amazon.com, Inc.(1)	3,391	860,670
Expedia, Inc.	16,477	920,076
priceline.com, Inc.(1)	189	131,542
TripAdvisor, Inc.(1)	3,314	174,250
		2,086,538
INTERNET SOFTWARE AND SERVICES — 1.8%
AOL, Inc.	4,415	170,596
eBay, Inc.(1)	6,362	333,305
Google, Inc. Class A(1)	3,620	2,984,943
		3,488,844
IT SERVICES — 5.0%
Accenture plc, Class A	17,591	1,432,611
Computer Sciences Corp.	1,276	59,780
International Business Machines Corp.	26,344	5,335,714
Visa, Inc., Class A	12,667	2,133,883
Western Union Co. (The)	59,854	886,438
		9,848,426

9

	Shares	Value
LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	13,567	$642,669
LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Agilent Technologies, Inc.	8,917	369,521
Thermo Fisher Scientific, Inc.	2,661	214,689
		584,210
MACHINERY — 1.7%
AGCO Corp.	3,140	167,205
Cummins, Inc.	5,715	608,019
Dover Corp.	28,950	1,996,971
Oshkosh Corp.(1)	1,530	60,067
Wabtec Corp.	4,869	510,953
		3,343,215
MEDIA — 4.7%
CBS Corp., Class B	21,505	984,499
Comcast Corp., Class A	86,858	3,587,235
Gannett Co., Inc.	4,642	93,583
Omnicom Group, Inc.	4,834	288,928
Time Warner Cable, Inc.	12,268	1,151,842
Time Warner, Inc.	46,847	2,800,514
Viacom, Inc., Class B	6,815	436,092
		9,342,693
METALS AND MINING — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	11,166	339,781
Reliance Steel & Aluminum Co.	4,025	261,907
		601,688
MULTI-UTILITIES — 1.4%
Ameren Corp.	3,704	134,270
CenterPoint Energy, Inc.	56,537	1,395,333
DTE Energy Co.	16,137	1,176,065
Public Service Enterprise Group, Inc.	2,141	78,382
		2,784,050
MULTILINE RETAIL — 0.4%
Dillard’s, Inc., Class A	2,941	242,368
Macy’s, Inc.	14,414	642,864
		885,232
OIL, GAS AND CONSUMABLE FUELS — 9.7%
Chevron Corp.	37,212	4,540,236
ConocoPhillips	35,734	2,160,120
Exxon Mobil Corp.	93,142	8,288,707
Hess Corp.	5,790	417,922
HollyFrontier Corp.	22,366	1,105,999
Murphy Oil Corp.	8,503	527,951
Occidental Petroleum Corp.	18,269	$1,630,691
Peabody Energy Corp.	9,996	200,520
Valero Energy Corp.	7,854	316,673
WPX Energy, Inc.(1)	2,422	37,856
		19,226,675
PAPER AND FOREST PRODUCTS — 1.0%
International Paper Co.	41,581	1,953,475
PHARMACEUTICALS — 5.4%
AbbVie, Inc.	45,604	2,100,064
Bristol-Myers Squibb Co.	72,016	2,860,476
Hospira, Inc.(1)	8,582	284,236
Johnson & Johnson	38,892	3,314,765
Merck & Co., Inc.	1,785	83,895
Pfizer, Inc.	71,169	2,068,883
		10,712,319
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
American Tower Corp.	15,205	1,277,068
Public Storage	6,035	995,775
Simon Property Group, Inc.	1,441	256,599
		2,529,442
ROAD AND RAIL — 1.3%
CSX Corp.	8,322	204,638
Ryder System, Inc.	16,422	953,625
Union Pacific Corp.	9,153	1,354,278
		2,512,541
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Altera Corp.	31,089	995,159
Intel Corp.	59,036	1,413,912
Texas Instruments, Inc.	18,198	658,950
		3,068,021
SOFTWARE — 3.5%
Microsoft Corp.	146,655	4,854,281
Oracle Corp.	36,500	1,196,470
Red Hat, Inc.(1)	772	37,002
Symantec Corp.(1)	35,634	865,906
		6,953,659
SPECIALTY RETAIL — 3.8%
AutoZone, Inc.(1)	769	314,590
Chico’s FAS, Inc.	13,284	242,699
Gap, Inc. (The)	27,572	1,047,460
Home Depot, Inc. (The)	51,780	3,798,063
L Brands, Inc.	2,229	112,364
Lowe’s Cos., Inc.	17,655	678,305
Pier 1 Imports, Inc.	52,577	1,220,312
		7,413,793

10

	Shares	Value
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Coach, Inc.	3,968	$233,556
TOBACCO — 1.4%
Altria Group, Inc.	8,647	315,702
Lorillard, Inc.	5,405	231,821
Philip Morris International, Inc.	23,492	2,245,600
		2,793,123
TOTAL COMMON STOCKS (Cost $120,691,974)		192,863,549
Exchange-Traded Funds — 1.6%
SPDR S&P 500 ETF Trust (Cost $2,891,352)	20,002	3,193,919
Temporary Cash Investments — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $216,630), in a joint trading account at 0.12%, dated 4/30/13, due 5/1/13 (Delivery value $212,374)		212,373
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $1,299,336), in a joint trading account at 0.09%, dated 4/30/13, due 5/1/13 (Delivery value $1,274,241)		$1,274,238
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 8/15/39, valued at $216,850), in a joint trading account at 0.08%, dated 4/30/13, due 5/1/13 (Delivery value $212,373)		212,373
SSgA U.S. Government Money Market Fund	98,895	98,895
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,797,879)		1,797,879
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $125,381,205)		197,855,347
OTHER ASSETS AND LIABILITIES — (0.1)%		(112,619)
TOTAL NET ASSETS — 100.0%		$197,742,728

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $125,381,205)	$197,855,347
Receivable for capital shares sold	67,351
Dividends and interest receivable	207,991
198,130,689

Liabilities
Payable for capital shares redeemed	188,941
Accrued management fees	158,838
Distribution and service fees payable	40,182
387,961

Net Assets	$197,742,728

Net Assets Consist of:
Capital (par value and paid-in surplus)	$229,821,161
Undistributed net investment income	492,025
Accumulated net realized loss	(105,044,600)
Net unrealized appreciation	72,474,142
$197,742,728

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$52,060,658	3,125,373	$16.66
Institutional Class, $0.01 Par Value	$10,096,179	604,893	$16.69
A Class, $0.01 Par Value	$112,042,841	6,742,096	$16.62*
B Class, $0.01 Par Value	$3,154,022	192,693	$16.37
C Class, $0.01 Par Value	$16,018,094	978,295	$16.37
R Class, $0.01 Par Value	$4,370,934	264,109	$16.55

*Maximum offering price $17.63 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,641)	$2,310,896
Interest	733
2,311,629

Expenses:
Management fees	894,882
Distribution and service fees:
A Class	132,633
B Class	15,544
C Class	75,770
R Class	9,157
Directors’ fees and expenses	5,387
1,133,373

Net investment income (loss)	1,178,256

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	3,646,962
Change in net unrealized appreciation (depreciation) on investments	18,841,846

Net realized and unrealized gain (loss)	22,488,808

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,667,064

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$1,178,256	$2,015,649
Net realized gain (loss)	3,646,962	7,398,862
Change in net unrealized appreciation (depreciation)	18,841,846	15,225,088
Net increase (decrease) in net assets resulting from operations	23,667,064	24,639,599

Distributions to Shareholders
From net investment income:
Investor Class	(505,892)	(478,590)
Institutional Class	(124,491)	(111,278)
A Class	(1,279,655)	(981,254)
B Class	(32,227)	(7,176)
C Class	(153,858)	(32,405)
R Class	(34,693)	(13,234)
Decrease in net assets from distributions	(2,130,816)	(1,623,937)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	2,064,885	(20,705,063)

Net increase (decrease) in net assets	23,601,133	2,310,599

Net Assets
Beginning of period	174,141,595	171,830,996
End of period	$197,742,728	$174,141,595

Undistributed net investment income	$492,025	$1,444,585

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2013 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Fundamental Equity Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may

15

cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

16

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2013 was 1.00% for the Investor Class, A Class, B Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $23,981,649 and $23,046,767, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2013		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	933,013	$14,527,185	1,342,007	$18,814,978
Issued in reinvestment of distributions	31,320	469,801	35,466	454,676
Redeemed	(419,232)	(6,469,588)	(2,344,052)	(31,995,934)
	545,101	8,527,398	(966,579)	(12,726,280)
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	33,117	511,607	679,623	8,808,345
Issued in reinvestment of distributions	8,288	124,491	8,687	111,278
Redeemed	(57,854)	(889,859)	(74,872)	(1,040,106)
	(16,449)	(253,761)	613,438	7,879,517
A Class/Shares Authorized	150,000,000		150,000,000
Sold	551,291	8,501,823	1,044,206	14,687,028
Issued in reinvestment of distributions	77,769	1,164,981	71,129	911,874
Redeemed	(1,031,346)	(15,885,866)	(2,172,087)	(30,183,533)
	(402,286)	(6,219,062)	(1,056,752)	(14,584,631)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	4,142	63,983	2,968	40,429
Issued in reinvestment of distributions	1,991	29,471	521	6,630
Redeemed	(30,230)	(464,768)	(31,934)	(443,468)
	(24,097)	(371,314)	(28,445)	(396,409)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	69,580	1,062,807	134,302	1,852,399
Issued in reinvestment of distributions	6,759	100,029	1,594	20,313
Redeemed	(122,791)	(1,869,703)	(205,903)	(2,860,466)
	(46,452)	(706,867)	(70,007)	(987,754)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	110,853	1,676,227	103,146	1,481,207
Issued in reinvestment of distributions	2,324	34,693	1,034	13,234
Redeemed	(40,104)	(622,429)	(103,525)	(1,383,947)
	73,073	1,088,491	655	110,494
Net increase (decrease)	128,890	$2,064,885	(1,507,690)	$(20,705,063)

18

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$192,863,549	—	—
Exchange-Traded Funds	3,193,919	—	—
Temporary Cash Investments	98,895	$1,698,984	—
Total Value of Investment Securities	$196,156,363	$1,698,984	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$129,349,937
Gross tax appreciation of investments	$69,987,600
Gross tax depreciation of investments	(1,482,190)
Net tax appreciation (depreciation) of investments	$68,505,410

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2012, the fund had accumulated short-term capital losses of $(104,635,769), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(31,004,542) and $(73,631,227) expire in 2016 and 2017, respectively.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$14.82	0.12	1.91	2.03	(0.19)	—	(0.19)	$16.66	13.87%	1.01%(4)	1.54%(4)	13%	$52,061
2012	$12.97	0.20	1.81	2.01	(0.16)	—	(0.16)	$14.82	15.65%	1.01%	1.39%	18%	$38,250
2011	$11.95	0.14	1.02	1.16	(0.14)	—	(0.14)	$12.97	9.72%	1.01%	1.11%	18%	$45,991
2010	$10.57	0.12	1.40	1.52	(0.14)	—	(0.14)	$11.95	14.47%	1.02%	1.06%	29%	$41,698
2009	$9.93	0.12	0.66	0.78	(0.14)	—	(0.14)	$10.57	8.16%	1.01%	1.37%	64%	$37,918
2008	$15.68	0.15	(5.42)	(5.27)	(0.12)	(0.36)	(0.48)	$9.93	(34.56)%	1.01%	1.15%	97%	$37,535
Institutional Class
2013(3)	$14.85	0.14	1.90	2.04	(0.20)	—	(0.20)	$16.69	13.91%	0.81%(4)	1.74%(4)	13%	$10,096
2012	$12.99	0.21	1.83	2.04	(0.18)	—	(0.18)	$14.85	15.93%	0.81%	1.59%	18%	$9,225
2011	$11.96	0.17	1.02	1.19	(0.16)	—	(0.16)	$12.99	10.02%	0.81%	1.31%	18%	$103
2010	$10.59	0.15	1.38	1.53	(0.16)	—	(0.16)	$11.96	14.57%	0.82%	1.26%	29%	$120
2009	$9.94	0.16	0.65	0.81	(0.16)	—	(0.16)	$10.59	8.47%	0.81%	1.57%	64%	$274
2008	$15.70	0.19	(5.44)	(5.25)	(0.15)	(0.36)	(0.51)	$9.94	(34.45)%	0.81%	1.35%	97%	$589

20

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$14.80	0.10	1.90	2.00	(0.18)	—	(0.18)	$16.62	13.68%	1.26%(4)	1.29%(4)	13%	$112,043
2012	$12.94	0.16	1.82	1.98	(0.12)	—	(0.12)	$14.80	15.48%	1.26%	1.14%	18%	$105,718
2011	$11.93	0.11	1.01	1.12	(0.11)	—	(0.11)	$12.94	9.38%	1.26%	0.86%	18%	$106,159
2010	$10.56	0.09	1.39	1.48	(0.11)	—	(0.11)	$11.93	14.10%	1.27%	0.81%	29%	$129,960
2009	$9.91	0.11	0.66	0.77	(0.12)	—	(0.12)	$10.56	8.00%	1.26%	1.12%	64%	$159,959
2008	$15.65	0.12	(5.41)	(5.29)	(0.09)	(0.36)	(0.45)	$9.91	(34.73)%	1.26%	0.90%	97%	$218,469
B Class
2013(3)	$14.60	0.04	1.88	1.92	(0.15)	—	(0.15)	$16.37	13.28%	2.01%(4)	0.54%(4)	13%	$3,154
2012	$12.77	0.06	1.80	1.86	(0.03)	—	(0.03)	$14.60	14.60%	2.01%	0.39%	18%	$3,165
2011	$11.77	0.01	1.00	1.01	(0.01)	—	(0.01)	$12.77	8.59%	2.01%	0.11%	18%	$3,133
2010	$10.42	0.01	1.37	1.38	(0.03)	—	(0.03)	$11.77	13.23%	2.02%	0.06%	29%	$3,838
2009	$9.78	0.03	0.66	0.69	(0.05)	—	(0.05)	$10.42	7.17%	2.01%	0.37%	64%	$4,043
2008	$15.45	0.02	(5.36)	(5.34)	—	(0.33)	(0.33)	$9.78	(35.23)%	2.01%	0.15%	97%	$4,195
C Class
2013(3)	$14.61	0.04	1.87	1.91	(0.15)	—	(0.15)	$16.37	13.20%	2.01%(4)	0.54%(4)	13%	$16,018
2012	$12.78	0.05	1.81	1.86	(0.03)	—	(0.03)	$14.61	14.59%	2.01%	0.39%	18%	$14,967
2011	$11.77	0.01	1.01	1.02	(0.01)	—	(0.01)	$12.78	8.68%	2.01%	0.11%	18%	$13,990
2010	$10.42	0.01	1.37	1.38	(0.03)	—	(0.03)	$11.77	13.23%	2.02%	0.06%	29%	$14,816
2009	$9.79	0.03	0.65	0.68	(0.05)	—	(0.05)	$10.42	7.06%	2.01%	0.37%	64%	$15,311
2008	$15.46	0.02	(5.36)	(5.34)	—	(0.33)	(0.33)	$9.79	(35.20)%	2.01%	0.15%	97%	$18,919

21

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2013(3)	$14.74	0.07	1.91	1.98	(0.17)	—	(0.17)	$16.55	13.58%	1.51%(4)	1.04%(4)	13%	$4,371
2012	$12.90	0.13	1.80	1.93	(0.09)	—	(0.09)	$14.74	15.09%	1.51%	0.89%	18%	$2,817
2011	$11.89	0.08	1.00	1.08	(0.07)	—	(0.07)	$12.90	9.14%	1.51%	0.61%	18%	$2,456
2010	$10.52	0.06	1.39	1.45	(0.08)	—	(0.08)	$11.89	13.86%	1.52%	0.56%	29%	$2,624
2009	$9.88	0.06	0.68	0.74	(0.10)	—	(0.10)	$10.52	7.64%	1.51%	0.87%	64%	$2,650
2008	$15.61	0.09	(5.41)	(5.32)	(0.05)	(0.36)	(0.41)	$9.88	(34.92)%	1.51%	0.65%	97%	$364

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2013 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

23

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78697 1306

SEMIANNUAL REPORT                APRIL 30, 2013

Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCGX	11.62%	8.05%	5.18%	7.97%	13.34%	6/30/71(2)
Russell 1000 Growth Index	—	13.71%	12.60%	6.65%	8.07%	N/A(3)	—
Institutional Class	TWGIX	11.76%	8.28%	5.40%	8.18%	5.72%	6/16/97
A Class(4) No sales charge* With sales charge*	TCRAX	11.53% 5.10%	7.81% 1.63%	4.93% 3.69%	7.71% 7.07%	5.59% 5.19%	6/4/97
C Class No sales charge* With sales charge*	TWRCX	11.07% 10.07%	6.98% 6.98%	— —	— —	11.37% 11.37%	3/1/10
R Class	AGWRX	11.37%	7.52%	4.66%	—	6.70%	8/29/03

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Although the fund’s actual inception date was 10/31/58, this inception date corresponds with the investment advisor’s implementation of its current investment philosophy and practices.

(3)	Benchmark data first available 12/29/78.

(4)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.97%	0.77%	1.22%	1.97%	1.47%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
Apple, Inc.	5.6%
Google, Inc. Class A	2.9%
Philip Morris International, Inc.	2.7%
Coca-Cola Co. (The)	2.4%
Microsoft Corp.	2.2%
PepsiCo, Inc.	2.2%
MasterCard, Inc., Class A	1.9%
Oracle Corp.	1.9%
McDonald’s Corp.	1.8%
Union Pacific Corp.	1.8%

Top Five Industries	% of net assets
Computers and Peripherals	7.9%
Software	7.1%
Beverages	5.6%
Pharmaceuticals	5.4%
Aerospace and Defense	4.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.6%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 – 4/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,116.20	$5.09	0.97%
Institutional Class	$1,000	$1,117.60	$4.04	0.77%
A Class	$1,000	$1,115.30	$6.40	1.22%
C Class	$1,000	$1,110.70	$10.31	1.97%
R Class	$1,000	$1,113.70	$7.70	1.47%
Hypothetical
Investor Class	$1,000	$1,019.98	$4.86	0.97%
Institutional Class	$1,000	$1,020.98	$3.86	0.77%
A Class	$1,000	$1,018.75	$6.11	1.22%
C Class	$1,000	$1,015.03	$9.84	1.97%
R Class	$1,000	$1,017.51	$7.35	1.47%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.9%
AEROSPACE AND DEFENSE — 4.9%
Honeywell International, Inc.	2,250,300	$ 165,487,062
Precision Castparts Corp.	549,000	105,018,210
Textron, Inc.	1,615,834	41,607,726
United Technologies Corp.	1,665,000	151,997,850
		464,110,848
AIR FREIGHT AND LOGISTICS — 1.6%
United Parcel Service, Inc., Class B	1,773,766	152,260,073
AIRLINES — 0.3%
Alaska Air Group, Inc.(1)	520,200	32,065,128
AUTOMOBILES — 0.8%
Harley-Davidson, Inc.	1,343,500	73,422,275
BEVERAGES — 5.6%
Beam, Inc.	597,600	38,670,696
Brown-Forman Corp., Class B	375,300	26,458,650
Coca-Cola Co. (The)	5,431,900	229,932,327
Monster Beverage Corp.(1)	576,400	32,508,960
PepsiCo, Inc.	2,465,400	203,321,538
		530,892,171
BIOTECHNOLOGY — 3.9%
Alexion Pharmaceuticals, Inc.(1)	632,200	61,955,600
Amgen, Inc.	1,150,400	119,883,184
Gilead Sciences, Inc.(1)	2,582,800	130,792,992
Regeneron Pharmaceuticals, Inc.(1)	271,200	58,345,968
		370,977,744
CAPITAL MARKETS — 0.8%
Franklin Resources, Inc.	506,600	78,350,756
CHEMICALS — 2.8%
Agrium, Inc.	475,000	43,543,250
Huntsman Corp.	1,382,800	26,079,608
Monsanto Co.	1,535,000	163,968,700
W.R. Grace & Co.(1)	410,500	31,653,655
		265,245,213
COMMERCIAL BANKS — 0.8%
SunTrust Banks, Inc.	2,431,900	71,133,075
COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Tyco International Ltd.	1,454,600	46,721,752
COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.	3,245,800	67,902,136
Palo Alto Networks, Inc.(1)	440,100	23,809,410
QUALCOMM, Inc.	1,157,800	71,343,636
Research In Motion Ltd.(1)	1,731,400	28,204,506
Riverbed Technology, Inc.(1)	3,024,900	44,950,014
		236,209,702
COMPUTERS AND PERIPHERALS — 7.9%
Apple, Inc.	1,182,100	$ 523,374,775
EMC Corp.(1)	5,171,600	115,998,988
NetApp, Inc.(1)	3,015,500	105,210,795
		744,584,558
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
Verizon Communications, Inc.	2,468,966	133,101,957
ELECTRICAL EQUIPMENT — 1.0%
Regal-Beloit Corp.	257,200	20,221,064
Rockwell Automation, Inc.	850,000	72,063,000
		92,284,064
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.8%
Avnet, Inc.(1)	800,600	26,219,650
Trimble Navigation Ltd.(1)	1,603,166	46,074,991
		72,294,641
ENERGY EQUIPMENT AND SERVICES — 2.6%
Cameron International Corp.(1)	1,018,600	62,694,830
Core Laboratories NV	200,700	29,057,346
Oceaneering International, Inc.	1,115,300	78,260,601
Schlumberger Ltd.	957,300	71,251,839
		241,264,616
FOOD AND STAPLES RETAILING — 2.9%
Costco Wholesale Corp.	965,200	104,656,636
Wal-Mart Stores, Inc.	1,337,100	103,919,412
Whole Foods Market, Inc.	782,500	69,110,400
		277,686,448
FOOD PRODUCTS — 1.4%
Annie’s, Inc.(1)	406,800	15,372,972
Hershey Co. (The)	277,400	24,732,984
Mead Johnson Nutrition Co.	817,600	66,299,184
Pinnacle Foods, Inc.(1)	963,000	22,986,810
		129,391,950
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.3%
CareFusion Corp.(1)	798,400	26,698,496
Cooper Cos., Inc. (The)	232,600	25,679,040
Covidien plc	535,000	34,154,400
DENTSPLY International, Inc.	514,300	21,780,605
IDEXX Laboratories, Inc.(1)	389,400	34,251,624
Intuitive Surgical, Inc.(1)	95,600	47,062,924
ResMed, Inc.	535,400	25,709,908
		215,336,997
HEALTH CARE PROVIDERS AND SERVICES — 1.0%
AmerisourceBergen Corp.	225,500	12,204,060
Express Scripts Holding Co.(1)	1,358,300	80,642,271
		92,846,331

8

	Shares	Value
HOTELS, RESTAURANTS AND LEISURE — 3.6%
Marriott International, Inc. Class A	2,082,900	$ 89,689,674
McDonald’s Corp.	1,632,600	166,753,764
Starbucks Corp.	1,372,900	83,527,236
		339,970,674
HOUSEHOLD DURABLES — 0.7%
Mohawk Industries, Inc.(1)	552,100	61,216,848
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.	344,400	41,124,804
Procter & Gamble Co. (The)	242,700	18,632,079
		59,756,883
INDUSTRIAL CONGLOMERATES — 0.8%
Danaher Corp.	1,195,000	72,823,300
INSURANCE — 0.8%
Travelers Cos., Inc. (The)	917,100	78,329,511
INTERNET AND CATALOG RETAIL — 1.6%
Amazon.com, Inc.(1)	354,300	89,924,883
Expedia, Inc.	1,130,397	63,121,368
		153,046,251
INTERNET SOFTWARE AND SERVICES — 4.3%
eBay, Inc.(1)	2,560,200	134,128,878
Google, Inc. Class A(1)	325,900	268,727,363
		402,856,241
IT SERVICES — 3.4%
International Business Machines Corp.	691,700	140,096,918
MasterCard, Inc., Class A	320,400	177,158,772
		317,255,690
LIFE SCIENCES TOOLS AND SERVICES — 0.5%
Waters Corp.(1)	527,200	48,713,280
MACHINERY — 1.9%
Caterpillar, Inc.	483,800	40,963,346
Flowserve Corp.	206,100	32,588,532
Lincoln Electric Holdings, Inc.	484,000	25,535,840
Parker-Hannifin Corp.	882,800	78,189,596
		177,277,314
MEDIA — 4.4%
CBS Corp., Class B	1,344,400	61,546,632
Comcast Corp., Class A	3,238,900	133,766,570
Discovery Communications, Inc. Class C(1)	675,800	47,907,462
Scripps Networks Interactive, Inc. Class A	830,000	55,261,400
Viacom, Inc., Class B	1,833,200	117,306,468
		415,788,532
METALS AND MINING — 0.7%
Coeur d’Alene Mines Corp.(1)	905,000	13,792,200
Nucor Corp.	1,128,000	49,203,360
		62,995,560
MULTI-UTILITIES — 0.4%
DTE Energy Co.	536,800	$ 39,121,984
OIL, GAS AND CONSUMABLE FUELS — 2.4%
EOG Resources, Inc.	667,100	80,825,836
Noble Energy, Inc.	660,600	74,839,374
Occidental Petroleum Corp.	796,600	71,104,516
		226,769,726
PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. (The), Class A	904,500	62,727,075
PHARMACEUTICALS — 5.4%
AbbVie, Inc.	2,916,500	134,304,825
Allergan, Inc.	563,600	63,996,780
Bristol-Myers Squibb Co.	3,279,600	130,265,712
Eli Lilly & Co.	1,256,300	69,573,894
Johnson & Johnson	1,021,300	87,045,399
Zoetis, Inc.	700,300	23,123,906
		508,310,516
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.6%
American Campus Communities, Inc.	866,500	38,680,560
Simon Property Group, Inc.	652,100	116,119,447
		154,800,007
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)	1,900,700	46,034,954
ROAD AND RAIL — 1.8%
Union Pacific Corp.	1,126,300	166,647,348
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.1%
Freescale Semiconductor Ltd.(1)	2,109,200	32,650,416
Linear Technology Corp.	2,184,366	79,729,359
Teradyne, Inc.(1)	3,112,100	51,162,924
Xilinx, Inc.	931,400	35,309,374
		198,852,073
SOFTWARE — 7.1%
Cadence Design Systems, Inc.(1)	3,494,400	48,222,720
CommVault Systems, Inc.(1)	310,700	22,848,878
Electronic Arts, Inc.(1)	2,668,600	46,994,046
Microsoft Corp.	6,227,133	206,118,102
NetSuite, Inc.(1)	350,400	30,821,184
Oracle Corp.	5,342,000	175,110,760
Salesforce.com, Inc.(1)	1,173,600	48,246,696
Splunk, Inc.(1)	659,100	26,891,280
Symantec Corp.(1)	2,519,167	61,215,758
		666,469,424

9

	Shares	Value
SPECIALTY RETAIL — 3.9%
Chico’s FAS, Inc.	1,506,500	$ 27,523,755
Foot Locker, Inc.	790,100	27,550,787
GNC Holdings, Inc. Class A	1,634,500	74,091,885
Home Depot, Inc. (The)	1,181,500	86,663,025
Lowe’s Cos., Inc.	2,670,200	102,589,084
Urban Outfitters, Inc.(1)	1,265,400	52,438,176
		370,856,712
TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
PVH Corp.	468,600	54,081,126
TOBACCO — 2.7%
Philip Morris International, Inc.	2,656,900	253,973,071
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
SBA Communications Corp., Class A(1)	702,634	55,501,060
TOTAL COMMON STOCKS (Cost $7,486,927,062)		9,314,355,459
Temporary Cash Investments — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $5,996,007), in a joint trading account at 0.12%, dated 4/30/13, due 5/1/13 (Delivery value $5,878,208)		5,878,188
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $35,963,811), in a joint trading account at 0.09%, dated 4/30/13, due 5/1/13 (Delivery value $35,269,218)		35,269,130

Repurchase Agreement, Goldman Sachs
& Co., (collateralized by various U.S. Treasury obligations, 4.50%, 8/15/39, valued at $6,002,102), in a joint trading account at 0.08%,

dated 4/30/13, due 5/1/13 (Delivery value $5,878,202)

		$ 5,878,189
SSgA U.S. Government Money Market Fund	2,734,767	2,734,767
TOTAL TEMPORARY CASH INVESTMENTS (Cost $49,760,274)		49,760,274
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $7,536,687,336)		9,364,115,733
OTHER ASSETS AND LIABILITIES — 0.6%		53,107,263
TOTAL NET ASSETS — 100.0%		$9,417,222,996

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $7,536,687,336)	$9,364,115,733
Receivable for investments sold	126,834,848
Receivable for capital shares sold	3,632,541
Dividends and interest receivable	5,150,902
9,499,734,024

Liabilities
Payable for investments purchased	67,102,639
Payable for capital shares redeemed	8,204,569
Accrued management fees	6,980,962
Distribution and service fees payable	222,858
82,511,028

Net Assets	$9,417,222,996

Net Assets Consist of:
Capital (par value and paid-in surplus)	$7,324,036,564
Undistributed net investment income	10,795,849
Undistributed net realized gain	254,962,148
Net unrealized appreciation	1,827,428,435
$9,417,222,996

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$5,944,040,035	201,756,649	$29.46
Institutional Class, $0.01 Par Value	$2,547,546,109	85,557,332	$29.78
A Class, $0.01 Par Value	$777,757,801	26,896,986	$28.92*
C Class, $0.01 Par Value	$14,273,638	494,901	$28.84
R Class, $0.01 Par Value	$133,605,413	4,655,742	$28.70

*Maximum offering price $30.68 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $125,428)	$81,884,307
Interest	22,846
81,907,153

Expenses:
Management fees	40,901,089
Distribution and service fees:
A Class	916,065
C Class	70,064
R Class	303,860
Directors’ fees and expenses	161,950
Other expenses	3,692
42,356,720

Net investment income (loss)	39,550,433

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	277,343,815

Change in net unrealized appreciation (depreciation) on:
Investments	684,085,392
Translation of assets and liabilities in foreign currencies	22
684,085,414

Net realized and unrealized gain (loss)	961,429,229

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,000,979,662

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$39,550,433	$50,211,379
Net realized gain (loss)	277,343,815	325,855,193
Change in net unrealized appreciation (depreciation)	684,085,414	547,946,103
Net increase (decrease) in net assets resulting from operations	1,000,979,662	924,012,675

Distributions to Shareholders
From net investment income:
Investor Class	(50,120,019)	(26,416,678)
Institutional Class	(20,798,230)	(14,792,971)
A Class	(5,972,503)	(1,716,972)
C Class	(86,748)	—
R Class	(890,390)	(11,579)
From net realized gains:
Investor Class	(177,112,347)	(188,116,335)
Institutional Class	(69,134,932)	(75,859,024)
A Class	(22,912,075)	(23,798,326)
C Class	(448,307)	(518,181)
R Class	(3,737,327)	(2,911,202)
Decrease in net assets from distributions	(351,212,878)	(334,141,268)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	105,226,577	(108,468,943)

Net increase (decrease) in net assets	754,993,361	481,402,464

Net Assets
Beginning of period	8,662,229,635	8,180,827,171
End of period	$9,417,222,996	$8,662,229,635

Undistributed net investment income	$10,795,849	$49,113,306

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2013 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of NT Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2013 was 0.97% for the Investor Class, A Class, C Class and R Class and 0.77% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $2,792,907,644 and $3,063,991,963, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2013		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	800,000,000		800,000,000
Sold	9,424,204	$ 262,728,587	30,597,197	$ 815,590,046
Issued in reinvestment of distributions	8,131,994	221,190,204	8,543,449	208,801,900
Redeemed	(19,381,127)	(545,098,491)	(43,315,016)	(1,179,529,361)
	(1,824,929)	(61,179,700)	(4,174,370)	(155,137,415)
Institutional Class/Shares Authorized	250,000,000		250,000,000
Sold	14,032,191	393,384,313	28,226,797	760,524,181
Issued in reinvestment of distributions	3,154,202	86,645,932	3,536,090	87,129,253
Redeemed	(12,273,795)	(346,961,358)	(30,746,180)	(858,219,071)
	4,912,598	133,068,887	1,016,707	(10,565,637)
A Class/Shares Authorized	310,000,000		310,000,000
Sold	2,900,570	79,330,855	7,679,409	199,942,589
Issued in reinvestment of distributions	1,010,735	27,006,835	969,672	23,340,001
Redeemed	(2,986,361)	(82,029,813)	(7,375,216)	(194,657,631)
	924,944	24,307,877	1,273,865	28,624,959
C Class/Shares Authorized	20,000,000		20,000,000
Sold	20,514	558,241	75,173	1,960,969
Issued in reinvestment of distributions	12,908	344,918	14,143	342,255
Redeemed	(60,619)	(1,666,269)	(143,783)	(3,804,971)
	(27,197)	(763,110)	(54,467)	(1,501,747)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	736,883	20,191,534	2,150,364	56,736,953
Issued in reinvestment of distributions	167,967	4,457,853	111,295	2,666,644
Redeemed	(544,842)	(14,856,764)	(1,112,835)	(29,292,700)
	360,008	9,792,623	1,148,824	30,110,897
Net increase (decrease)	4,345,424	$ 105,226,577	(789,441)	$(108,468,943)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$9,314,355,459	—	—
Temporary Cash Investments	2,734,767	$47,025,507	—
Total Value of Investment Securities	$9,317,090,226	$47,025,507	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,556,239,643
Gross tax appreciation of investments	$1,870,857,229
Gross tax depreciation of investments	(62,981,139)
Net tax appreciation (depreciation) of investments	$1,807,876,090

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$27.48	0.12	2.98	3.10	(0.25)	(0.87)	(1.12)	$29.46	11.62%	0.97%(4)	0.86%(4)	31%	$5,944,040
2012	$25.88	0.14	2.50	2.64	(0.13)	(0.91)	(1.04)	$27.48	10.67%	0.97%	0.54%	74%	$5,593,916
2011	$24.00	0.16	1.81	1.97	(0.09)	—	(0.09)	$25.88	8.20%	0.98%	0.58%	79%	$5,377,431
2010	$20.28	0.10	3.68	3.78	(0.06)	—	(0.06)	$24.00	18.65%	1.00%	0.43%	86%	$4,440,152
2009	$17.69	0.09	2.58	2.67	(0.08)	—	(0.08)	$20.28	15.25%	1.00%	0.50%	114%	$3,372,274
2008	$26.78	0.04	(9.10)	(9.06)	(0.03)	—	(0.03)	$17.69	(33.86)%	1.00%	0.16%	129%	$2,617,302
Institutional Class
2013(3)	$27.75	0.15	3.01	3.16	(0.26)	(0.87)	(1.13)	$29.78	11.76%	0.77%(4)	1.06%(4)	31%	$2,547,546
2012	$26.13	0.20	2.51	2.71	(0.18)	(0.91)	(1.09)	$27.75	10.86%	0.77%	0.74%	74%	$2,237,708
2011	$24.23	0.20	1.84	2.04	(0.14)	—	(0.14)	$26.13	8.42%	0.78%	0.78%	79%	$2,080,463
2010	$20.47	0.14	3.72	3.86	(0.10)	—	(0.10)	$24.23	18.90%	0.80%	0.63%	86%	$1,106,748
2009	$17.86	0.12	2.61	2.73	(0.12)	—	(0.12)	$20.47	15.45%	0.80%	0.70%	114%	$549,496
2008	$27.03	0.08	(9.17)	(9.09)	(0.08)	—	(0.08)	$17.86	(33.71)%	0.80%	0.36%	129%	$286,262

19

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2013(3)	$27.00	0.08	2.94	3.02	(0.23)	(0.87)	(1.10)	$28.92	11.53%	1.22%(4)	0.61%(4)	31%	$777,758
2012	$25.45	0.07	2.46	2.53	(0.07)	(0.91)	(0.98)	$27.00	10.37%	1.22%	0.29%	74%	$701,313
2011	$23.60	0.08	1.79	1.87	(0.02)	—	(0.02)	$25.45	7.93%	1.23%	0.33%	79%	$628,634
2010	$19.94	0.04	3.62	3.66	—(6)	—	—(6)	$23.60	18.37%	1.25%	0.18%	86%	$369,142
2009	$17.40	0.04	2.54	2.58	(0.04)	—	(0.04)	$19.94	14.99%	1.25%	0.25%	114%	$214,371
2008	$26.36	(0.02)	(8.94)	(8.96)	—	—	—	$17.40	(34.03)%	1.25%	(0.09)%	129%	$141,441
C Class
2013(3)	$26.98	(0.02)	2.92	2.90	(0.17)	(0.87)	(1.04)	$28.84	11.07%	1.97%(4)	(0.14)%(4)	31%	$14,274
2012	$25.55	(0.12)	2.46	2.34	—	(0.91)	(0.91)	$26.98	9.55%	1.97%	(0.46)%	74%	$14,084
2011	$23.85	(0.12)	1.82	1.70	—	—	—	$25.55	7.13%	1.98%	(0.42)%	79%	$14,730
2010(7)	$22.10	(0.10)	1.85	1.75	—	—	—	$23.85	7.92%	2.00%(4)	(0.66)%(4)	86%(8)	$6,219
R Class
2013(3)	$26.82	0.05	2.91	2.96	(0.21)	(0.87)	(1.08)	$28.70	11.37%	1.47%(4)	0.36%(4)	31%	$133,605
2012	$25.28	0.01	2.44	2.45	—(6)	(0.91)	(0.91)	$26.82	10.12%	1.47%	0.04%	74%	$115,208
2011	$23.49	—(6)	1.79	1.79	—	—	—	$25.28	7.62%	1.48%	0.08%	79%	$79,569
2010	$19.90	(0.02)	3.61	3.59	—	—	—	$23.49	18.10%	1.50%	(0.07)%	86%	$20,325
2009	$17.35	(0.01)	2.56	2.55	—(6)	—	—(6)	$19.90	14.67%	1.50%	0.00%(9)	114%	$7,656
2008	$26.37	(0.08)	(8.94)	(9.02)	—	—	—	$17.35	(34.21)%	1.50%	(0.34)%	129%	$3,280

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2013 (unaudited).
(4)	Annualized.
(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(6)	Per-share amount was less than $0.005.
(7)	March 1, 2010 (commencement of sale) through October 31, 2010.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.
(9)	Ratio was less than 0.005%.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

22

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78695 1306

SEMIANNUAL REPORT                 APRIL 30, 2013

Heritage Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	20
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWHIX	12.00%	7.41%	4.89%	12.25%	11.51%	11/10/87
Russell Midcap Growth Index	—	17.74%	14.42%	6.79%	10.95%	10.81%(2)	—
Russell Midcap Index	—	18.90%	19.20%	7.23%	11.62%	12.08%(2)	—
Institutional Class	ATHIX	12.10%	7.61%	5.10%	12.46%	8.81%	6/16/97
A Class(3) No sales charge* With sales charge*	ATHAX	11.88% 5.43%	7.15% 1.01%	4.63% 3.41%	11.97% 11.31%	8.04% 7.64%	7/11/97
B Class No sales charge* With sales charge*	ATHBX	11.48% 6.48%	6.34% 2.34%	3.86% 3.68%	— —	2.89% 2.74%	9/28/07
C Class No sales charge* With sales charge*	AHGCX	11.40% 10.40%	6.32% 6.32%	3.85% 3.85%	11.15% 11.15%	6.24% 6.24%	6/26/01
R Class	ATHWX	11.70%	6.84%	4.37%	—	3.40%	9/28/07

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 10/31/87, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	2.01%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
Catamaran Corp.	3.2%
Kansas City Southern	2.3%
Alliance Data Systems Corp.	2.2%
SBA Communications Corp., Class A	2.1%
Whole Foods Market, Inc.	1.7%
LinkedIn Corp., Class A	1.7%
Costco Wholesale Corp.	1.6%
Harley-Davidson, Inc.	1.6%
NetSuite, Inc.	1.6%
Canadian Pacific Railway Ltd. New York Shares	1.5%

Top Five Industries	% of net assets
Specialty Retail	6.4%
Chemicals	5.3%
Road and Rail	4.8%
Media	4.6%
Biotechnology	4.5%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	91.9%
Foreign Common Stocks*	7.9%
Total Common Stocks	99.8%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	0.1%

*Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 - 4/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,120.00	$5.26	1.00%
Institutional Class	$1,000	$1,121.00	$4.21	0.80%
A Class	$1,000	$1,118.80	$6.57	1.25%
B Class	$1,000	$1,114.80	$10.49	2.00%
C Class	$1,000	$1,114.00	$10.48	2.00%
R Class	$1,000	$1,117.00	$7.87	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
B Class	$1,000	$1,014.88	$9.99	2.00%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.8%
AEROSPACE AND DEFENSE — 1.5%
TransDigm Group, Inc.	270,947	$39,775,019
Triumph Group, Inc.	263,382	21,044,222
		60,819,241
AUTO COMPONENTS — 1.1%
BorgWarner, Inc.(1)	578,659	45,233,774
AUTOMOBILES — 1.6%
Harley-Davidson, Inc.	1,225,528	66,975,105
BEVERAGES — 0.6%
Brown-Forman Corp., Class B	330,770	23,319,285
BIOTECHNOLOGY — 4.5%
Alexion Pharmaceuticals, Inc.(1)	533,332	52,266,536
Grifols SA(1)	1,032,820	41,444,465
Medivation, Inc.(1)	368,097	19,402,393
Onyx Pharmaceuticals, Inc.(1)	257,409	24,402,373
Regeneron Pharmaceuticals, Inc.(1)	216,598	46,598,894
		184,114,661
BUILDING PRODUCTS — 1.8%
Fortune Brands Home & Security, Inc.(1)	1,070,048	38,939,047
Lennox International, Inc.	585,567	36,305,154
		75,244,201
CAPITAL MARKETS — 2.1%
KKR & Co. LP	1,166,203	24,490,263
Lazard Ltd. Class A	937,959	31,796,810
Raymond James Financial, Inc.	732,709	30,348,807
		86,635,880
CHEMICALS — 5.3%
Airgas, Inc.	388,602	37,558,383
American Vanguard Corp.	375,266	10,822,671
Cytec Industries, Inc.	411,496	29,981,599
Eastman Chemical Co.	282,493	18,828,159
FMC Corp.	902,523	54,783,146
Sherwin-Williams Co. (The)	304,889	55,828,225
Westlake Chemical Corp.	153,988	12,802,562
		220,604,745
COMMERCIAL BANKS — 1.4%
East West Bancorp., Inc.	972,699	23,665,767
SVB Financial Group(1)	456,587	32,467,901
		56,133,668
COMMERCIAL SERVICES AND SUPPLIES — 1.3%
Cintas Corp.	373,244	16,747,458
Stericycle, Inc.(1)	347,293	37,618,778
		54,366,236
COMMUNICATIONS EQUIPMENT — 1.0%
Palo Alto Networks, Inc.(1)	392,330	$21,225,053
Research In Motion Ltd.(1)	1,188,798	19,365,519
		40,590,572
COMPUTERS AND PERIPHERALS — 1.5%
NetApp, Inc.(1)	1,750,897	61,088,796
CONSTRUCTION AND ENGINEERING — 2.7%
Chicago Bridge & Iron Co. NV New York Shares	363,518	19,553,633
MasTec, Inc.(1)	1,504,540	41,826,212
Quanta Services, Inc.(1)	1,801,861	49,515,141
		110,894,986
CONSTRUCTION MATERIALS — 1.0%
Martin Marietta Materials, Inc.	242,631	24,503,305
Texas Industries, Inc.(1)	274,331	17,469,398
		41,972,703
CONSUMER FINANCE — 1.4%
Discover Financial Services	1,340,899	58,650,922
DIVERSIFIED CONSUMER SERVICES — 0.5%
Sotheby’s	566,877	20,112,796
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
tw telecom, inc., Class A(1)	1,262,458	34,187,363
ELECTRICAL EQUIPMENT — 0.9%
Eaton Corp. plc	633,369	38,895,190
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.2%
FLIR Systems, Inc.	1,521,957	36,998,774
Trimble Navigation Ltd.(1)	1,852,328	53,235,907
		90,234,681
ENERGY EQUIPMENT AND SERVICES — 2.2%
Atwood Oceanics, Inc.(1)	516,809	25,349,481
Cameron International Corp.(1)	607,489	37,390,948
McDermott International, Inc.(1)	1,299,586	13,879,578
Patterson-UTI Energy, Inc.	745,550	15,723,650
		92,343,657
FOOD AND STAPLES RETAILING — 3.9%
Costco Wholesale Corp.	625,008	67,769,617
PriceSmart, Inc.	235,610	21,023,480
Whole Foods Market, Inc.	793,827	70,110,801
		158,903,898
FOOD PRODUCTS — 1.8%
Hain Celestial Group, Inc. (The)(1)	319,920	20,874,780
McCormick & Co., Inc.	281,498	20,250,966
Mead Johnson Nutrition Co.	430,010	34,869,511
		75,995,257

8

	Shares	Value
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.6%
Cooper Cos., Inc. (The)	326,888	$36,088,435
IDEXX Laboratories, Inc.(1)	326,489	28,717,972
Sirona Dental Systems, Inc.(1)	306,781	22,560,675
Teleflex, Inc.	241,284	18,851,519
		106,218,601
HEALTH CARE PROVIDERS AND SERVICES — 3.8%
AmerisourceBergen Corp.	107,204	5,801,881
Catamaran Corp.(1)	2,288,692	132,126,189
Express Scripts Holding Co.(1)	288,665	17,138,041
		155,066,111
HEALTH CARE TECHNOLOGY — 0.8%
Cerner Corp.(1)	353,564	34,214,388
HOTELS, RESTAURANTS AND LEISURE — 3.0%
Bally Technologies, Inc.(1)	293,988	15,663,681
Marriott International, Inc. Class A	681,048	29,325,927
Norwegian Cruise Line Holdings Ltd.(1)	652,810	20,243,638
Panera Bread Co., Class A(1)	173,370	30,726,365
Wyndham Worldwide Corp.	459,076	27,581,286
		123,540,897
HOUSEHOLD DURABLES — 0.8%
Toll Brothers, Inc.(1)	916,260	31,436,881
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	797,211	50,933,811
INSURANCE — 0.5%
Cincinnati Financial Corp.	437,476	21,396,951
INTERNET AND CATALOG RETAIL — 1.9%
Blue Nile, Inc.(1)	63,459	2,070,667
Expedia, Inc.	563,293	31,454,281
priceline.com, Inc.(1)	63,916	44,484,897
		78,009,845
INTERNET SOFTWARE AND SERVICES — 2.7%
Equinix, Inc.(1)	182,556	39,085,240
LinkedIn Corp., Class A(1)	358,670	68,896,920
Xoom Corp.(1)	277,050	5,114,343
		113,096,503
IT SERVICES — 3.3%
Alliance Data Systems Corp.(1)	522,724	89,788,301
Cognizant Technology Solutions Corp., Class A(1)	282,194	18,286,171
Teradata Corp.(1)	513,225	26,210,401
		134,284,873
LIFE SCIENCES TOOLS AND SERVICES — 0.5%
Covance, Inc.(1)	300,410	22,398,570
MACHINERY — 2.4%
Flowserve Corp.	302,998	$47,910,044
Trinity Industries, Inc.	824,485	34,801,512
Valmont Industries, Inc.	121,281	17,674,280
		100,385,836
MEDIA — 4.6%
AMC Networks, Inc.(1)	391,389	24,661,421
Discovery Communications, Inc. Class A(1)	735,198	57,948,307
Liberty Global, Inc. Class A(1)	744,355	53,868,971
Scripps Networks Interactive, Inc. Class A	308,971	20,571,289
Sirius XM Radio, Inc.	10,221,095	33,218,559
		190,268,547
OIL, GAS AND CONSUMABLE FUELS — 2.9%
Cabot Oil & Gas Corp.	830,258	56,499,057
Concho Resources, Inc.(1)	404,130	34,807,717
Linn Energy LLC	783,375	30,246,109
		121,552,883
PAPER AND FOREST PRODUCTS — 0.3%
Boise Cascade Co.(1)	386,345	12,374,630
PHARMACEUTICALS — 2.1%
Actavis, Inc.(1)	432,200	45,696,506
Perrigo Co.	312,554	37,322,073
Zoetis, Inc.	122,468	4,043,894
		87,062,473
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.2%
CBRE Group, Inc.(1)	1,189,794	28,816,811
Realogy Holdings Corp.(1)	435,842	20,920,416
		49,737,227
ROAD AND RAIL — 4.8%
Avis Budget Group, Inc.(1)	715,489	20,634,703
Canadian Pacific Railway Ltd. New York Shares	508,746	63,399,926
Genesee & Wyoming, Inc. Class A(1)	220,480	18,784,896
Kansas City Southern	879,928	95,973,747
		198,793,272
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
ARM Holdings plc	1,425,802	22,059,102
Cree, Inc.(1)	359,636	20,344,608
NXP Semiconductor NV(1)	992,284	27,337,424
Xilinx, Inc.	1,377,425	52,218,182
		121,959,316

9

	Shares	Value
SOFTWARE — 3.7%
CommVault Systems, Inc.(1)	539,802	$39,697,039
NetSuite, Inc.(1)	732,927	64,468,259
Salesforce.com, Inc.(1)	468,233	19,249,059
Splunk, Inc.(1)	679,812	27,736,329
		151,150,686
SPECIALTY RETAIL — 6.4%
DSW, Inc., Class A	359,536	23,772,520
GNC Holdings, Inc. Class A	696,975	31,593,877
Lumber Liquidators Holdings, Inc.(1)	404,528	33,155,115
O’Reilly Automotive, Inc.(1)	236,307	25,360,467
PetSmart, Inc.	741,568	50,604,601
Ross Stores, Inc.	459,374	30,350,840
Tractor Supply Co.	378,947	40,611,750
Urban Outfitters, Inc.(1)	707,128	29,303,384
		264,752,554
TEXTILES, APPAREL AND LUXURY GOODS — 3.1%
Fifth & Pacific Cos., Inc.(1)	987,132	20,354,662
Hanesbrands, Inc.(1)	173,896	8,722,623
Michael Kors Holdings Ltd.(1)	508,949	28,979,556
PVH Corp.	309,866	35,761,635
Under Armour, Inc. Class A(1)	562,298	32,095,970
		125,914,446
TRADING COMPANIES AND DISTRIBUTORS — 1.0%
United Rentals, Inc.(1)	773,421	40,689,679
WIRELESS TELECOMMUNICATION SERVICES — 2.1%
SBA Communications Corp., Class A(1)	1,085,608	85,752,176
TOTAL COMMON STOCKS (Cost $2,928,356,911)		4,118,308,773
Temporary Cash Investments — 0.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $366,958), in a joint trading account at 0.12%, dated 4/30/13, due 5/1/13 (Delivery value $359,749)		$359,748
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $2,201,001), in a joint trading account at 0.09%, dated 4/30/13, due 5/1/13 (Delivery value $2,158,491)		2,158,486
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 8/15/39, valued at $367,331), in a joint trading account at 0.08%, dated 4/30/13, due 5/1/13 (Delivery value $359,749)		359,748
SSgA U.S. Government Money Market Fund	167,365	167,365
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,045,347)		3,045,347
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,931,402,258)		4,121,354,120
OTHER ASSETS AND LIABILITIES — 0.1%		2,580,899
TOTAL NET ASSETS — 100.0%		$4,123,935,019

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
23,104,758	EUR for USD	UBS AG	5/31/13	$30,433,248	$(352,863)
10,581,855	GBP for USD	Credit Suisse AG	5/31/13	16,434,157	(38,102)
				$46,867,405	$(390,965)

(Value on Settlement Date $46,476,440)

Notes to Schedule of Investments

EUR = Euro

GBP = British Pound

USD = United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,931,402,258)	$4,121,354,120
Receivable for investments sold	73,128,943
Receivable for capital shares sold	2,214,675
Dividends and interest receivable	319,696
4,197,017,434

Liabilities
Payable for investments purchased	43,316,205
Payable for capital shares redeemed	25,724,663
Unrealized loss on forward foreign currency exchange contracts	390,965
Accrued management fees	3,319,449
Distribution and service fees payable	331,133
73,082,415

Net Assets	$4,123,935,019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,751,662,544
Accumulated net investment loss	(18,961,297)
Undistributed net realized gain	201,672,077
Net unrealized appreciation	1,189,561,695
$4,123,935,019

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$2,701,716,774	109,740,439	$24.62
Institutional Class, $0.01 Par Value	$219,478,650	8,680,444	$25.28
A Class, $0.01 Par Value	$1,027,747,306	43,167,405	$23.81	*
B Class, $0.01 Par Value	$3,068,704	130,590	$23.50
C Class, $0.01 Par Value	$123,630,979	5,649,290	$21.88
R Class, $0.01 Par Value	$48,292,606	2,007,898	$24.05

*Maximum offering price $25.26 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $66,451)	$16,971,149
Interest	31,216
17,002,365

Expenses:
Management fees	19,422,477
Distribution and service fees:
A Class	1,228,055
B Class	14,768
C Class	597,785
R Class	107,031
Directors’ fees and expenses	85,634
Other expenses	97
21,455,847

Net investment income (loss)	(4,453,482)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	204,893,490
Foreign currency transactions	(154,710)
204,738,780

Change in net unrealized appreciation (depreciation) on:
Investments	248,371,623
Translation of assets and liabilities in foreign currencies	(336,011)
248,035,612

Net realized and unrealized gain (loss)	452,774,392

Net Increase (Decrease) in Net Assets Resulting from Operations	$448,320,910

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$(4,453,482)	$(13,891,414)
Net realized gain (loss)	204,738,780	102,815,352
Change in net unrealized appreciation (depreciation)	248,035,612	244,308,417
Net increase (decrease) in net assets resulting from operations	448,320,910	333,232,355

Distributions to Shareholders
From net realized gains:
Investor Class	(51,872,462)	—
Institutional Class	(4,009,776)	—
A Class	(20,688,079)	—
B Class	(62,664)	—
C Class	(2,690,270)	—
R Class	(839,874)	—
Decrease in net assets from distributions	(80,163,125)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(63,996,087)	(190,310,717)

Net increase (decrease) in net assets	304,161,698	142,921,638

Net Assets
Beginning of period	3,819,773,321	3,676,851,683
End of period	$4,123,935,019	$3,819,773,321

Accumulated net investment loss	$(18,961,297)	$(14,507,815)

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2013 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.00% for the Investor Class, A Class, B Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $1,244,452,548 and $1,315,573,217, respectively.

For the six months ended April 30, 2013, the fund incurred net realized gains of $5,505,798 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2013		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	9,934,761	$230,304,787	19,486,686	$426,699,628
Issued in reinvestment of distributions	2,209,351	49,666,229	—	—
Redeemed	(13,775,330)	(320,296,743)	(24,914,434)	(542,065,205)
	(1,631,218)	(40,325,727)	(5,427,748)	(115,365,577)
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	1,525,307	36,059,375	2,555,946	57,612,871
Issued in reinvestment of distributions	173,645	4,005,998	—	—
Redeemed	(1,188,212)	(28,624,283)	(1,849,797)	(41,541,916)
	510,740	11,441,090	706,149	16,070,955
A Class/Shares Authorized	200,000,000		200,000,000
Sold	4,769,571	107,422,300	10,998,704	231,930,600
Issued in reinvestment of distributions	915,571	19,922,827	—	—
Redeemed	(7,262,021)	(162,905,268)	(15,090,587)	(318,897,294)
	(1,576,879)	(35,560,141)	(4,091,883)	(86,966,694)
B Class/Shares Authorized	35,000,000		35,000,000
Sold	2,290	51,459	1,456	31,946
Issued in reinvestment of distributions	2,775	59,744	—	—
Redeemed	(16,116)	(352,404)	(39,468)	(846,918)
	(11,051)	(241,201)	(38,012)	(814,972)
C Class/Shares Authorized	35,000,000		35,000,000
Sold	579,304	12,013,572	1,184,385	23,287,065
Issued in reinvestment of distributions	106,299	2,131,290	—	—
Redeemed	(887,654)	(18,449,580)	(1,565,557)	(30,740,596)
	(202,051)	(4,304,718)	(381,172)	(7,453,531)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	462,079	10,536,300	835,511	17,682,981
Issued in reinvestment of distributions	38,176	839,874	—	—
Redeemed	(280,574)	(6,381,564)	(632,717)	(13,463,879)
	219,681	4,994,610	202,794	4,219,102
Net increase (decrease)	(2,690,778)	$(63,996,087)	(9,029,872)	$(190,310,717)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

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•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$3,793,022,515	—	—
Foreign Common Stocks	261,782,691	$63,503,567	—
Temporary Cash Investments	167,365	2,877,982	—
Total Value of Investment Securities	$4,054,972,571	$66,381,549	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(390,965)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2013, is disclosed on the Statement of Assets and Liabilities as a liability of $390,965 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2013, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(165,773) in net realized gain (loss) on foreign currency transactions and $(337,995) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

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8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,934,632,491
Gross tax appreciation of investments	$1,206,980,926
Gross tax depreciation of investments	(20,259,297)
Net tax appreciation (depreciation) of investments	$1,186,721,629

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2012, the fund had late-year ordinary loss deferrals of $(14,560,785), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$22.44	(0.02)	2.67	2.65	—	(0.47)	(0.47)	$24.62	12.00%	1.00%(4)	(0.14)%(4)	32%	$2,701,717
2012	$20.51	(0.06)	1.99	1.93	—	—	—	$22.44	9.41%	1.01%	(0.28)%	72%	$2,499,048
2011	$19.21	(0.07)	1.37	1.30	—	—	—	$20.51	6.77%	1.01%	(0.35)%	95%	$2,395,881
2010	$14.32	(0.07)	4.96	4.89	—	—	—	$19.21	34.15%	1.01%	(0.45)%	114%	$1,886,729
2009	$13.15	(0.02)	1.32	1.30	(0.13)	—	(0.13)	$14.32	10.16%	1.01%	(0.19)%	155%	$1,342,418
2008	$22.83	(0.09)	(8.53)	(8.62)	—	(1.06)	(1.06)	$13.15	(39.54)%	1.00%	(0.47)%	172%	$1,261,784
Institutional Class
2013(3)	$23.01	0.01	2.73	2.74	—	(0.47)	(0.47)	$25.28	12.10%	0.80%(4)	0.06%(4)	32%	$219,479
2012	$20.99	(0.01)	2.03	2.02	—	—	—	$23.01	9.62%	0.81%	(0.08)%	72%	$187,984
2011	$19.62	(0.03)	1.40	1.37	—	—	—	$20.99	6.98%	0.81%	(0.15)%	95%	$156,681
2010	$14.60	(0.04)	5.07	5.03	(0.01)	—	(0.01)	$19.62	34.44%	0.81%	(0.25)%	114%	$115,261
2009	$13.41	—(5)	1.34	1.34	(0.15)	—	(0.15)	$14.60	10.33%	0.81%	0.01%	155%	$92,343
2008	$23.21	(0.05)	(8.69)	(8.74)	—	(1.06)	(1.06)	$13.41	(39.41)%	0.80%	(0.27)%	172%	$86,835

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$21.74	(0.04)	2.58	2.54	—	(0.47)	(0.47)	$23.81	11.88%	1.25%(4)	(0.39)%(4)	32%	$1,027,747
2012	$19.92	(0.11)	1.93	1.82	—	—	—	$21.74	9.08%	1.26%	(0.53)%	72%	$972,795
2011	$18.70	(0.12)	1.34	1.22	—	—	—	$19.92	6.58%	1.26%	(0.60)%	95%	$973,051
2010	$13.98	(0.11)	4.83	4.72	—	—	—	$18.70	33.76%	1.26%	(0.70)%	114%	$803,692
2009	$12.84	(0.06)	1.30	1.24	(0.10)	—	(0.10)	$13.98	9.89%	1.26%	(0.44)%	155%	$518,768
2008	$22.37	(0.13)	(8.34)	(8.47)	—	(1.06)	(1.06)	$12.84	(39.69)%	1.25%	(0.72)%	172%	$351,962
B Class
2013(3)	$21.54	(0.12)	2.55	2.43	—	(0.47)	(0.47)	$23.50	11.48%	2.00%(4)	(1.14)%(4)	32%	$3,069
2012	$19.89	(0.27)	1.92	1.65	—	—	—	$21.54	8.30%	2.01%	(1.28)%	72%	$3,051
2011	$18.81	(0.28)	1.36	1.08	—	—	—	$19.89	5.74%	2.01%	(1.35)%	95%	$3,574
2010	$14.16	(0.24)	4.89	4.65	—	—	—	$18.81	32.84%	2.01%	(1.45)%	114%	$3,997
2009	$13.01	(0.16)	1.33	1.17	(0.02)	—	(0.02)	$14.16	8.99%	2.01%	(1.19)%	155%	$3,425
2008	$22.82	(0.26)	(8.49)	(8.75)	—	(1.06)	(1.06)	$13.01	(40.16)%	2.00%	(1.47)%	172%	$1,770
C Class
2013(3)	$20.09	(0.12)	2.38	2.26	—	(0.47)	(0.47)	$21.88	11.40%	2.00%(4)	(1.14)%(4)	32%	$123,631
2012	$18.55	(0.25)	1.79	1.54	—	—	—	$20.09	8.30%	2.01%	(1.28)%	72%	$117,580
2011	$17.55	(0.26)	1.26	1.00	—	—	—	$18.55	5.75%	2.01%	(1.35)%	95%	$115,641
2010	$13.21	(0.22)	4.56	4.34	—	—	—	$17.55	32.85%	2.01%	(1.45)%	114%	$85,381
2009	$12.13	(0.14)	1.24	1.10	(0.02)	—	(0.02)	$13.21	9.07%	2.01%	(1.19)%	155%	$51,745
2008	$21.35	(0.26)	(7.90)	(8.16)	—	(1.06)	(1.06)	$12.13	(40.16)%	2.00%	(1.47)%	172%	$32,812

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2013(3)	$21.99	(0.08)	2.61	2.53	—	(0.47)	(0.47)	$24.05	11.70%	1.50%(4)	(0.64)%(4)	32%	$48,293
2012	$20.20	(0.16)	1.95	1.79	—	—	—	$21.99	8.86%	1.51%	(0.78)%	72%	$39,314
2011	$19.01	(0.18)	1.37	1.19	—	—	—	$20.20	6.26%	1.51%	(0.85)%	95%	$32,023
2010	$14.24	(0.16)	4.93	4.77	—	—	—	$19.01	33.50%	1.51%	(0.95)%	114%	$17,544
2009	$13.08	(0.11)	1.34	1.23	(0.07)	—	(0.07)	$14.24	9.58%	1.51%	(0.69)%	155%	$4,775
2008	$22.83	(0.17)	(8.52)	(8.69)	—	(1.06)	(1.06)	$13.08	(39.86)%	1.50%	(0.97)%	172%	$496

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2013 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

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Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78704 1306

SEMIANNUAL REPORT                 APRIL 30, 2013

New Opportunities Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	21
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWNOX	15.38%	11.93%	5.43%	9.11%	7.02%	12/26/96
Russell 2500 Growth Index	—	16.79%	15.08%	7.82%	11.29%	7.04%	—
Institutional Class	TWNIX	15.54%	12.11%	—	—	14.96%	3/1/10
A Class No sales charge* With sales charge*	TWNAX	15.10% 8.52%	11.51% 5.08%	— —	— —	14.42% 12.30%	3/1/10
C Class No sales charge* With sales charge*	TWNCX	14.79% 13.79%	10.73% 10.73%	— —	— —	13.56% 13.56%	3/1/10
R Class	TWNRX	15.09%	11.34%	—	—	14.15%	3/1/10

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.53%	1.33%	1.78%	2.53%	2.03%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
United Rentals, Inc.	1.2%
Standard Pacific Corp.	1.1%
Lithia Motors, Inc., Class A	1.1%
Middleby Corp.	1.0%
M.D.C. Holdings, Inc.	1.0%
Gulfport Energy Corp.	1.0%
Alliance Data Systems Corp.	0.9%
Catamaran Corp.	0.9%
Netflix, Inc.	0.9%
Sinclair Broadcast Group, Inc., Class A	0.8%

Top Five Industries	% of net assets
Software	6.0%
Biotechnology	5.4%
Real Estate Investment Trusts (REITs)	4.9%
Machinery	4.1%
Specialty Retail	3.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.0%
Temporary Cash Investments	1.7%
Other Assets and Liabilities	0.3%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 - 4/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,153.80	$8.01	1.50%
Institutional Class	$1,000	$1,155.40	$6.95	1.30%
A Class	$1,000	$1,151.00	$9.33	1.75%
C Class	$1,000	$1,147.90	$13.31	2.50%
R Class	$1,000	$1,150.90	$10.67	2.00%
Hypothetical
Investor Class	$1,000	$1,017.36	$7.50	1.50%
Institutional Class	$1,000	$1,018.35	$6.51	1.30%
A Class	$1,000	$1,016.12	$8.75	1.75%
C Class	$1,000	$1,012.40	$12.47	2.50%
R Class	$1,000	$1,014.88	$9.99	2.00%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.0%
AEROSPACE AND DEFENSE — 2.3%
B/E Aerospace, Inc.(1)	19,966	$1,252,667
TransDigm Group, Inc.	9,203	1,351,000
Triumph Group, Inc.	16,592	1,325,701
		3,929,368
AUTO COMPONENTS — 0.7%
American Axle & Manufacturing Holdings, Inc.(1)	56,640	757,277
Goodyear Tire & Rubber Co. (The)(1)	29,124	363,904
		1,121,181
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.(1)	22,732	416,450
BEVERAGES — 0.1%
Boston Beer Co., Inc., Class A(1)	973	164,748
BIOTECHNOLOGY — 5.4%
Acorda Therapeutics, Inc.(1)	7,758	306,984
Alkermes plc(1)	19,808	606,323
Arena Pharmaceuticals, Inc.(1)	34,986	288,285
ARIAD Pharmaceuticals, Inc.(1)	24,729	441,907
BioMarin Pharmaceutical, Inc.(1)	16,764	1,099,718
Cepheid, Inc.(1)	10,219	389,650
Cubist Pharmaceuticals, Inc.(1)	10,184	467,649
Incyte Corp. Ltd.(1)	17,151	379,895
Infinity Pharmaceuticals, Inc.(1)	5,519	237,814
Ironwood Pharmaceuticals, Inc.(1)	16,671	253,566
Isis Pharmaceuticals, Inc.(1)	20,891	467,749
Keryx Biopharmaceuticals, Inc.(1)	19,200	156,480
Medivation, Inc.(1)	10,708	564,419
Myriad Genetics, Inc.(1)	14,221	396,055
Onyx Pharmaceuticals, Inc.(1)	9,239	875,857
Pharmacyclics, Inc.(1)	7,884	642,546
Seattle Genetics, Inc.(1)	15,055	556,282
Theravance, Inc.(1)	10,910	368,213
United Therapeutics Corp.(1)	7,863	525,091
		9,024,483
BUILDING PRODUCTS — 2.4%
American Woodmark Corp.(1)	12,314	414,366
Apogee Enterprises, Inc.	30,811	785,065
Builders FirstSource, Inc.(1)	151,196	935,903
Fortune Brands Home & Security, Inc.(1)	26,739	$973,032
Lennox International, Inc.	14,066	872,092
		3,980,458
CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc.(1)	4,749	739,324
Eaton Vance Corp.	13,935	555,728
HFF, Inc., Class A	26,433	553,771
Lazard Ltd. Class A	13,643	462,498
SEI Investments Co.	16,167	463,346
Triangle Capital Corp.	25,250	706,243
		3,480,910
CHEMICALS — 2.0%
Albemarle Corp.	8,794	538,632
H.B. Fuller Co.	15,558	589,648
International Flavors & Fragrances, Inc.	9,937	767,037
Valspar Corp. (The)	11,463	731,569
W.R. Grace & Co.(1)	8,242	635,541
		3,262,427
COMMERCIAL BANKS — 2.6%
Banco Latinoamericano de Comercio Exterior SA E Shares	10,146	230,213
Cathay General Bancorp.	35,028	690,402
First Financial Bankshares, Inc.	12,808	632,843
Home Bancshares, Inc.	24,123	958,165
Pinnacle Financial Partners, Inc.(1)	32,011	776,907
Signature Bank(1)	7,964	570,302
Texas Capital Bancshares, Inc.(1)	11,930	497,004
		4,355,836
COMMERCIAL SERVICES AND SUPPLIES — 1.9%
Deluxe Corp.	31,484	1,200,800
G&K Services, Inc., Class A	22,756	1,069,305
Mobile Mini, Inc.(1)	11,893	334,550
US Ecology, Inc.	18,587	505,566
		3,110,221
COMMUNICATIONS EQUIPMENT — 0.9%
Aruba Networks, Inc.(1)	46,446	1,044,571
InterDigital, Inc.	3,950	175,419
Riverbed Technology, Inc.(1)	15,988	237,582
		1,457,572
COMPUTERS AND PERIPHERALS — 0.3%
NCR Corp.(1)	18,655	508,722

8

	Shares	Value
CONSTRUCTION AND ENGINEERING — 0.6%
MasTec, Inc.(1)	38,323	$1,065,379
CONSTRUCTION MATERIALS — 1.5%
Eagle Materials, Inc.	20,266	1,373,021
Headwaters, Inc.(1)	110,232	1,197,120
		2,570,141
CONTAINERS AND PACKAGING — 0.8%
Ball Corp.	19,400	855,928
Packaging Corp. of America	10,816	514,409
		1,370,337
DISTRIBUTORS — 1.1%
LKQ Corp.(1)	38,829	935,002
Pool Corp.	19,284	945,302
		1,880,304
DIVERSIFIED CONSUMER SERVICES — 0.3%
Grand Canyon Education, Inc.(1)	20,166	515,645
DIVERSIFIED FINANCIAL SERVICES — 0.4%
MarketAxess Holdings, Inc.	4,735	200,385
MSCI, Inc., Class A(1)	14,977	510,716
		711,101
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
tw telecom, inc., Class A(1)	18,806	509,267
ELECTRIC UTILITIES — 0.3%
ITC Holdings Corp.	6,230	574,531
ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc.	5,216	380,559
Belden, Inc.	9,766	482,636
Franklin Electric Co., Inc.	11,230	363,515
Hubbell, Inc., Class B	6,924	664,427
		1,891,137
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.4%
Audience, Inc.(1)	23,096	341,590
Cognex Corp.	12,242	486,007
FLIR Systems, Inc.	13,105	318,583
Littelfuse, Inc.	8,053	562,261
RealD, Inc.(1)	28,730	430,088
Trimble Navigation Ltd.(1)	38,604	1,109,479
Vishay Intertechnology, Inc.(1)	54,859	770,220
		4,018,228
ENERGY EQUIPMENT AND SERVICES — 2.9%
Bristow Group, Inc.	6,596	416,867
Dresser-Rand Group, Inc.(1)	9,107	506,440
Dril-Quip, Inc.(1)	14,333	1,199,816
Geospace Technologies Corp.(1)	3,490	$294,451
Hornbeck Offshore Services, Inc.(1)	17,495	785,875
Matrix Service Co.(1)	19,185	288,351
Oceaneering International, Inc.	18,631	1,307,337
		4,799,137
FOOD AND STAPLES RETAILING — 0.6%
Andersons, Inc. (The)	13,138	716,284
United Natural Foods, Inc.(1)	6,161	307,680
		1,023,964
FOOD PRODUCTS — 2.1%
Flowers Foods, Inc.	13,820	455,231
Hain Celestial Group, Inc. (The)(1)	10,088	658,242
J&J Snack Foods Corp.	6,715	503,759
Post Holdings, Inc.(1)	19,412	850,051
TreeHouse Foods, Inc.(1)	16,767	1,068,226
		3,535,509
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.5%
Align Technology, Inc.(1)	11,540	382,205
Cooper Cos., Inc. (The)	2,684	296,314
Cyberonics, Inc.(1)	5,173	224,612
Haemonetics Corp.(1)	14,601	562,138
HeartWare International, Inc.(1)	2,898	281,686
IDEXX Laboratories, Inc.(1)	7,994	703,152
Masimo Corp.	9,928	199,156
Mettler-Toledo International, Inc.(1)	4,535	947,634
ResMed, Inc.	20,362	977,783
STERIS Corp.	16,002	665,523
Thoratec Corp.(1)	9,857	356,823
Volcano Corp.(1)	9,902	200,911
		5,797,937
HEALTH CARE PROVIDERS AND SERVICES — 2.6%
Air Methods Corp.	12,065	441,458
Catamaran Corp.(1)	26,914	1,553,745
Centene Corp.(1)	8,514	393,347
Chemed Corp.	3,621	295,546
HealthSouth Corp.(1)	10,087	277,393
MWI Veterinary Supply, Inc.(1)	3,790	446,121
Owens & Minor, Inc.	6,727	219,098
Patterson Cos., Inc.	13,170	499,802
WellCare Health Plans, Inc.(1)	3,759	219,187
		4,345,697

9

	Shares	Value
HEALTH CARE TECHNOLOGY — 0.9%
athenahealth, Inc.(1)	5,686	$547,334
HMS Holdings Corp.(1)	23,466	591,578
Medidata Solutions, Inc.(1)	4,586	304,327
		1,443,239
HOTELS, RESTAURANTS AND LEISURE — 3.4%
AFC Enterprises, Inc.(1)	14,623	466,181
Bloomin’ Brands, Inc.(1)	23,540	511,995
Cedar Fair LP	21,381	898,002
Domino’s Pizza, Inc.	15,090	832,968
Panera Bread Co., Class A(1)	3,476	616,052
Papa John’s International, Inc.(1)	19,267	1,213,821
Six Flags Entertainment Corp.	15,874	1,156,738
		5,695,757
HOUSEHOLD DURABLES — 3.7%
M.D.C. Holdings, Inc.	45,241	1,701,062
M/I Homes, Inc.(1)	30,786	757,336
NVR, Inc.(1)	657	676,710
Ryland Group, Inc. (The)	12,560	565,954
Standard Pacific Corp.(1)	208,490	1,886,834
Tupperware Brands Corp.	6,821	547,726
		6,135,622
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	4,549	152,619
INSURANCE — 1.6%
AMERISAFE, Inc.	13,389	437,285
Amtrust Financial Services, Inc.	5,695	180,304
Arthur J Gallagher & Co.	17,945	761,765
Brown & Brown, Inc.	21,688	672,111
ProAssurance Corp.	12,564	615,510
		2,666,975
INTERNET AND CATALOG RETAIL — 1.2%
HSN, Inc.	10,252	539,050
Netflix, Inc.(1)	6,789	1,466,899
		2,005,949
INTERNET SOFTWARE AND SERVICES — 2.2%
Angie’s List, Inc.(1)	20,878	506,083
CoStar Group, Inc.(1)	9,521	1,032,172
OpenTable, Inc.(1)	5,434	300,989
ValueClick, Inc.(1)	28,753	887,318
Web.com Group, Inc.(1)	59,166	1,029,488
		3,756,050
IT SERVICES — 3.8%
Alliance Data Systems Corp.(1)	9,110	$1,564,825
Broadridge Financial Solutions, Inc.	13,045	328,473
Computer Task Group, Inc.	15,273	313,402
FleetCor Technologies, Inc.(1)	11,741	902,883
Gartner, Inc.(1)	10,603	613,384
Global Payments, Inc.	9,506	441,078
Heartland Payment Systems, Inc.	21,971	722,626
MAXIMUS, Inc.	6,490	517,188
Total System Services, Inc.	15,174	358,410
VeriFone Systems, Inc.(1)	10,294	221,115
WEX, Inc.(1)	4,870	369,049
		6,352,433
LEISURE EQUIPMENT AND PRODUCTS — 0.9%
Brunswick Corp.	11,171	353,674
Polaris Industries, Inc.	12,559	1,082,460
		1,436,134
LIFE SCIENCES TOOLS AND SERVICES — 0.7%
Bruker Corp.(1)	17,328	307,918
Charles River Laboratories International, Inc.(1)	6,242	271,465
PAREXEL International Corp.(1)	7,512	307,616
Techne Corp.	5,719	366,817
		1,253,816
MACHINERY — 4.1%
Chart Industries, Inc.(1)	3,677	311,846
CLARCOR, Inc.	2,875	148,638
Donaldson Co., Inc.	18,136	659,788
ITT Corp.	30,298	836,225
John Bean Technologies Corp.	12,973	269,060
Lincoln Electric Holdings, Inc.	10,304	543,639
Lindsay Corp.	2,842	218,322
Middleby Corp.(1)	11,544	1,726,752
Mueller Water Products, Inc. Class A	103,197	610,926
Standex International Corp.	4,429	234,294
WABCO Holdings, Inc.(1)	9,967	719,916
Wabtec Corp.	5,941	623,449
		6,902,855
MEDIA — 1.3%
Regal Entertainment Group Class A	44,167	792,356
Sinclair Broadcast Group, Inc., Class A	51,648	1,384,166
		2,176,522

10

	Shares	Value
METALS AND MINING — 0.5%
Compass Minerals International, Inc.	3,932	$340,275
Royal Gold, Inc.	7,842	435,859
		776,134
MULTILINE RETAIL — 0.1%
Dillard’s, Inc., Class A	1,220	100,540
OIL, GAS AND CONSUMABLE FUELS — 1.9%
Global Partners LP	10,030	358,071
Gulfport Energy Corp.(1)	31,774	1,658,285
Kodiak Oil & Gas Corp.(1)	31,687	248,109
Rosetta Resources, Inc.(1)	23,213	996,070
		3,260,535
PAPER AND FOREST PRODUCTS — 0.4%
Louisiana-Pacific Corp.(1)	21,073	381,843
Neenah Paper, Inc.	11,182	321,594
		703,437
PERSONAL PRODUCTS — 1.0%
Herbalife Ltd.	13,284	527,508
Nu Skin Enterprises, Inc., Class A	5,293	268,514
Prestige Brands Holdings, Inc.(1)	30,513	822,325
		1,618,347
PHARMACEUTICALS — 1.3%
Endo Health Solutions Inc.(1)	11,917	436,639
Impax Laboratories, Inc.(1)	11,601	203,018
Jazz Pharmaceuticals plc(1)	6,821	398,005
Medicines Co. (The)(1)	9,869	333,177
Salix Pharmaceuticals Ltd.(1)	9,538	498,742
VIVUS, Inc.(1)	17,904	237,944
		2,107,525
PROFESSIONAL SERVICES — 2.4%
Equifax, Inc.	13,256	811,267
Huron Consulting Group, Inc.(1)	20,145	841,658
On Assignment, Inc.(1)	43,983	1,067,468
Robert Half International, Inc.	17,337	569,000
WageWorks, Inc.(1)	26,010	666,116
		3,955,509
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.9%
Brandywine Realty Trust	38,076	568,475
Camden Property Trust	8,640	625,018
CBL & Associates Properties, Inc.	25,449	614,339
Essex Property Trust, Inc.	4,705	738,920
Federal Realty Investment Trust	6,546	765,947
Geo Group, Inc. (The)	15,090	565,120
Hersha Hospitality Trust	61,957	$370,503
National Retail Properties, Inc.	27,514	1,091,755
Omega Healthcare Investors, Inc.	20,286	666,801
PennyMac Mortgage Investment Trust	12,747	321,862
Rayonier, Inc.	14,547	864,383
Sovran Self Storage, Inc.	8,753	600,456
Weingarten Realty Investors	13,411	456,913
		8,250,492
ROAD AND RAIL — 1.5%
Avis Budget Group, Inc.(1)	12,600	363,384
Hertz Global Holdings, Inc.(1)	48,030	1,156,563
Saia, Inc.(1)	14,939	611,304
Swift Transportation Co.(1)	23,464	328,965
		2,460,216
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.7%
Cavium Networks, Inc.(1)	6,502	204,488
Cirrus Logic, Inc.(1)	6,788	131,076
Diodes, Inc.(1)	22,991	465,798
LSI Corp.(1)	62,347	407,749
Photronics, Inc.(1)	58,563	462,062
Power Integrations, Inc.	17,031	705,254
Semtech Corp.(1)	23,885	765,992
Skyworks Solutions, Inc.(1)	30,313	669,008
Ultratech, Inc.(1)	21,596	636,434
		4,447,861
SOFTWARE — 6.0%
ANSYS, Inc.(1)	10,936	884,285
Aspen Technology, Inc.(1)	34,545	1,052,931
Bottomline Technologies (de), Inc.(1)	19,626	514,201
CommVault Systems, Inc.(1)	5,407	397,631
Concur Technologies, Inc.(1)	4,907	358,751
FactSet Research Systems, Inc.	4,082	383,994
Fortinet, Inc.(1)	17,071	306,595
Informatica Corp.(1)	35,740	1,176,918
Interactive Intelligence, Inc.(1)	12,211	505,902
MICROS Systems, Inc.(1)	8,987	381,139
Monotype Imaging Holdings, Inc.	32,230	747,414
Nuance Communications, Inc.(1)	29,650	564,536
PROS Holdings, Inc.(1)	9,762	253,031
QLIK Technologies, Inc.(1)	20,845	542,178

11

	Shares	Value
SolarWinds, Inc.(1)	10,800	$549,180
Solera Holdings, Inc.	7,825	450,563
Synchronoss Technologies, Inc.(1)	7,500	212,550
TIBCO Software, Inc.(1)	10,402	201,903
Tyler Technologies, Inc.(1)	6,997	442,490
Ultimate Software Group, Inc.(1)	1,876	181,203
		10,107,395
SPECIALTY RETAIL — 3.9%
American Eagle Outfitters, Inc.	18,630	362,354
Ascena Retail Group, Inc.(1)	16,873	312,151
Cabela’s, Inc.(1)	7,184	461,213
Conn’s, Inc.(1)	13,356	578,448
Dick’s Sporting Goods, Inc.	11,211	539,249
DSW, Inc., Class A	3,562	235,519
Lithia Motors, Inc., Class A	35,693	1,767,517
Penske Automotive Group, Inc.	18,775	580,523
Sally Beauty Holdings, Inc.(1)	17,577	528,365
Tractor Supply Co.	4,431	474,870
Ulta Salon Cosmetics & Fragrance, Inc.(1)	7,674	672,626
		6,512,835
TEXTILES, APPAREL AND LUXURY GOODS — 2.5%
Fifth & Pacific Cos., Inc.(1)	26,920	555,090
Fossil, Inc.(1)	6,855	672,613
Hanesbrands, Inc.(1)	11,760	589,882
Iconix Brand Group, Inc.(1)	28,374	812,915
PVH Corp.	8,813	1,017,108
Under Armour, Inc. Class A(1)	9,552	545,228
		4,192,836
TRADING COMPANIES AND DISTRIBUTORS — 2.9%
Applied Industrial Technologies, Inc.	5,114	216,066
Beacon Roofing Supply, Inc.(1)	19,262	734,460
DXP Enterprises, Inc.(1)	3,805	254,478
H&E Equipment Services, Inc.	37,157	756,517
MSC Industrial Direct Co., Inc. Class A	5,501	433,479
United Rentals, Inc.(1)	37,079	1,950,726
Watsco, Inc.	5,900	497,842
		4,843,568
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
SBA Communications Corp., Class A(1)	14,526	$1,147,409
TOTAL COMMON STOCKS (Cost $128,552,198)		163,883,300
Temporary Cash Investments — 1.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $330,001), in a joint trading account at 0.12%, dated 4/30/13, due 5/1/13 (Delivery value $323,518)		323,517
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $1,979,335), in a joint trading account at 0.09%, dated 4/30/13, due 5/1/13 (Delivery value $1,941,107)		1,941,102
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 8/15/39, valued at $330,337), in a joint trading account at 0.08%, dated 4/30/13, due 5/1/13 (Delivery value $323,518)		323,517
SSgA U.S. Government Money Market Fund	150,650	150,650
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,738,786)		2,738,786
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $131,290,984)		166,622,086
OTHER ASSETS AND LIABILITIES — 0.3%		576,412
TOTAL NET ASSETS — 100.0%		$167,198,498

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $131,290,984)	$166,622,086
Receivable for investments sold	3,032,927
Receivable for capital shares sold	11,446
Dividends and interest receivable	34,426
169,700,885

Liabilities
Payable for investments purchased	2,247,840
Payable for capital shares redeemed	52,234
Accrued management fees	202,110
Distribution and service fees payable	203
2,502,387

Net Assets	$167,198,498

Net Assets Consist of:
Capital (par value and paid-in surplus)	$160,117,835
Accumulated net investment loss	(744,293)
Accumulated net realized loss	(27,506,146)
Net unrealized appreciation	35,331,102
$167,198,498

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$166,643,481	17,770,874	$9.38
Institutional Class, $0.01 Par Value	$38,858	4,119	$9.43
A Class, $0.01 Par Value	$300,284	32,278	$9.30	*
C Class, $0.01 Par Value	$140,689	15,490	$9.08
R Class, $0.01 Par Value	$75,186	8,149	$9.23

*Maximum offering price $9.87 (net asset value divided by 0.9425).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$942,820
Interest	1,750
944,570

Expenses:
Management fees	1,191,388
Distribution and service fees:
A Class	333
C Class	512
R Class	169
Directors’ fees and expenses	2,630
1,195,032

Net investment income (loss)	(250,462)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	8,559,860
Change in net unrealized appreciation (depreciation) on investments	14,522,369

Net realized and unrealized gain (loss)	23,082,229

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,831,767

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$(250,462)	$(363,859)
Net realized gain (loss)	8,559,860	5,704,469
Change in net unrealized appreciation (depreciation)	14,522,369	8,180,114
Net increase (decrease) in net assets resulting from operations	22,831,767	13,520,724

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(10,566,660)	(17,127,334)

Redemption Fees
Increase in net assets from redemption fees	2,338	2,645

Net increase (decrease) in net assets	12,267,445	(3,603,965)

Net Assets
Beginning of period	154,931,053	158,535,018
End of period	$167,198,498	$154,931,053

Accumulated net investment loss	$(744,293)	$(493,831)

See Notes to Financial Statements.

15

Notes to Financial Statements

APRIL 30, 2013 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. New Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

16

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. Prior to November 14, 2011, the redemption fee applied to shares held less than 180 days.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

17

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.100% to 1.500% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2013 was 1.50% for the Investor Class, A Class, C Class and R Class and 1.30% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2013 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $48,101,549 and $57,766,446, respectively.

18

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2013		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	549,616	$4,875,884	621,604	$4,915,018
Redeemed	(1,784,682)	(15,518,923)	(2,782,961)	(22,002,462)
	(1,235,066)	(10,643,039)	(2,161,357)	(17,087,444)
Institutional Class/Shares Authorized	25,000,000		25,000,000
A Class/Shares Authorized	25,000,000		25,000,000
Sold	7,616	66,543	8,432	64,452
Redeemed	(4,934)	(42,169)	(16,755)	(130,048)
	2,682	24,374	(8,323)	(65,596)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	5,439	48,008	2,447	18,044
Redeemed	—	—	(130)	(992)
	5,439	48,008	2,317	17,052
R Class/Shares Authorized	25,000,000		25,000,000
Sold	465	3,997	1,932	14,548
Redeemed	—	—	(726)	(5,894)
	465	3,997	1,206	8,654
Net increase (decrease)	(1,226,480)	$(10,566,660)	(2,166,157)	$(17,127,334)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$163,883,300	—	—
Temporary Cash Investments	150,650	$2,588,136	—
Total Value of Investment Securities	$164,033,950	$2,588,136	—

19

7. Risk Factors

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$131,443,058
Gross tax appreciation of investments	$38,227,100
Gross tax depreciation of investments	(3,048,072)
Net tax appreciation (depreciation) of investments	$35,179,028

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2012, the fund had accumulated short-term capital losses of $(36,035,605), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(2,607,639) and $(33,427,966) expire in 2016 and 2017, respectively.

As of October 31, 2012, the fund had late-year ordinary loss deferrals of $(396,818), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(4)	$8.13	(0.01)	1.26	1.25	$9.38	15.38%	1.50%(5)	(0.31)%(5)	31%	$166,643
2012	$7.47	(0.02)	0.68	0.66	$8.13	8.84%	1.50%	(0.22)%	63%	$154,517
2011	$6.86	(0.07)	0.68	0.61	$7.47	8.89%	1.50%	(0.95)%	107%	$158,117
2010	$5.06	(0.04)	1.84	1.80	$6.86	33.57%	1.51%	(0.59)%	181%	$146,747
2009	$5.12	(0.02)	(0.04)	(0.06)	$5.06	(1.17)%	1.50%	(0.51)%	206%	$119,287
2008	$8.58	(0.05)	(3.41)	(3.46)	$5.12	(40.33)%	1.50%	(0.66)%	159%	$146,932
Institutional Class
2013(4)	$8.17	(0.01)	1.27	1.26	$9.43	15.54%	1.30%(5)	(0.11)%(5)	31%	$39
2012	$7.49	—(6)	0.68	0.68	$8.17	9.08%	1.30%	(0.02)%	63%	$34
2011	$6.87	(0.06)	0.68	0.62	$7.49	9.02%	1.30%	(0.75)%	107%	$31
2010(7)	$6.07	(0.01)	0.81	0.80	$6.87	13.18%	1.31%(5)	(0.29)%(5)	181%(8)	$28
A Class
2013(4)	$8.08	(0.03)	1.25	1.22	$9.30	15.10%	1.75%(5)	(0.56)%(5)	31%	$300
2012	$7.44	(0.04)	0.68	0.64	$8.08	8.60%	1.75%	(0.47)%	63%	$239
2011	$6.85	(0.09)	0.68	0.59	$7.44	8.61%	1.75%	(1.20)%	107%	$282
2010(7)	$6.07	(0.03)	0.81	0.78	$6.85	12.85%	1.76%(5)	(0.67)%(5)	181%(8)	$121

21

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(4)	$7.91	(0.06)	1.23	1.17	$9.08	14.79%	2.50%(5)	(1.31)%(5)	31%	$141
2012	$7.34	(0.09)	0.66	0.57	$7.91	7.77%	2.50%	(1.22)%	63%	$80
2011	$6.81	(0.15)	0.68	0.53	$7.34	7.78%	2.50%	(1.95)%	107%	$57
2010(7)	$6.07	(0.06)	0.80	0.74	$6.81	12.19%	2.51%(5)	(1.46)%(5)	181%(8)	$40
R Class
2013(4)	$8.02	(0.04)	1.25	1.21	$9.23	15.09%	2.00%(5)	(0.81)%(5)	31%	$75
2012	$7.40	(0.06)	0.68	0.62	$8.02	8.38%	2.00%	(0.72)%	63%	$62
2011	$6.84	(0.11)	0.67	0.56	$7.40	8.19%	2.00%	(1.45)%	107%	$48
2010(7)	$6.07	(0.04)	0.81	0.77	$6.84	12.69%	2.01%(5)	(0.99)%(5)	181%(8)	$29

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.
(4)	Six months ended April 30, 2013 (unaudited).
(5)	Annualized.
(6)	Per-share amount was less than $0.005.
(7)	March 1, 2010 (commencement of sale) through October 31, 2010.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

23

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78700 1306

SEMIANNUAL REPORT                  APRIL 30, 2013

NT Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	18
Additional Information	19

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLTX	11.91%	8.42%	5.43%	6.78%	5/12/06
Russell 1000 Growth Index	—	13.71%	12.60%	6.65%	6.70%	—

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class 0.77%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
Apple, Inc.	5.6%
Coca-Cola Co. (The)	3.3%
PepsiCo, Inc.	3.0%
Google, Inc. Class A	2.8%
Microsoft Corp.	2.2%
MasterCard, Inc., Class A	1.9%
Oracle Corp.	1.9%
Union Pacific Corp.	1.8%
McDonald’s Corp.	1.8%
Honeywell International, Inc.	1.8%

Top Five Industries	% of net assets
Computers and Peripherals	7.9%
Beverages	7.4%
Software	7.0%
Pharmaceuticals	5.4%
Aerospace and Defense	4.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.0%
Exchange-Traded Funds	0.8%
Total Equity Exposure	98.8%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	0.6%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 – 4/30/13	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,119.10	$4.05	0.77%
Hypothetical
Institutional Class	$1,000	$1,020.98	$3.86	0.77%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2013 (Unaudited)

	Shares	Value
Common Stocks — 98.0%
AEROSPACE AND DEFENSE — 4.9%
Honeywell International, Inc.	200,993	$ 14,781,025
Precision Castparts Corp.	49,036	9,380,096
Textron, Inc.	141,877	3,653,333
United Technologies Corp.	148,048	13,515,302
		41,329,756
AIR FREIGHT AND LOGISTICS — 1.6%
United Parcel Service, Inc., Class B	158,430	13,599,631
AIRLINES — 0.3%
Alaska Air Group, Inc.(1)	45,434	2,800,552
AUTOMOBILES — 0.8%
Harley-Davidson, Inc.	120,207	6,569,313
BEVERAGES — 7.4%
Beam, Inc.	52,044	3,367,767
Brown-Forman Corp., Class B	32,684	2,304,222
Coca-Cola Co. (The)	665,672	28,177,896
Monster Beverage Corp.(1)	50,513	2,848,933
PepsiCo, Inc.	310,851	25,635,882
		62,334,700
BIOTECHNOLOGY — 3.9%
Alexion Pharmaceuticals, Inc.(1)	56,489	5,535,922
Amgen, Inc.	102,747	10,707,265
Gilead Sciences, Inc.(1)	229,657	11,629,831
Regeneron Pharmaceuticals, Inc.(1)	23,767	5,113,232
		32,986,250
CAPITAL MARKETS — 0.8%
Franklin Resources, Inc.	44,396	6,866,285
CHEMICALS — 2.8%
Agrium, Inc.	41,367	3,792,113
Huntsman Corp.	116,386	2,195,040
Monsanto Co.	135,877	14,514,381
W.R. Grace & Co.(1)	35,975	2,774,032
		23,275,566
COMMERCIAL BANKS — 0.7%
SunTrust Banks, Inc.	211,790	6,194,857
COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Tyco International Ltd.	127,043	4,080,621
COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.	284,960	5,961,363
Palo Alto Networks, Inc.(1)	38,638	2,090,316
QUALCOMM, Inc.	103,592	6,383,339
Research In Motion Ltd.(1)	146,519	2,386,795
Riverbed Technology, Inc.(1)	263,433	$ 3,914,614
		20,736,427
COMPUTERS AND PERIPHERALS — 7.9%
Apple, Inc.	105,624	46,765,026
EMC Corp.(1)	461,918	10,360,821
NetApp, Inc.(1)	266,930	9,313,187
		66,439,034
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
Verizon Communications, Inc.	220,524	11,888,449
ELECTRICAL EQUIPMENT — 1.0%
Regal-Beloit Corp.	22,571	1,774,532
Rockwell Automation, Inc.	75,917	6,436,243
		8,210,775
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Avnet, Inc.(1)	68,257	2,235,417
Trimble Navigation Ltd.(1)	139,445	4,007,649
		6,243,066
ENERGY EQUIPMENT AND SERVICES — 2.5%
Cameron International Corp.(1)	90,572	5,574,707
Core Laboratories NV	17,479	2,530,610
Oceaneering International, Inc.	97,740	6,858,416
Schlumberger Ltd.	85,513	6,364,732
		21,328,465
FOOD AND STAPLES RETAILING — 2.9%
Costco Wholesale Corp.	85,824	9,305,896
Wal-Mart Stores, Inc.	119,427	9,281,867
Whole Foods Market, Inc.	68,365	6,037,997
		24,625,760
FOOD PRODUCTS — 1.3%
Annie’s, Inc.(1)	34,535	1,305,077
Hershey Co. (The)	24,018	2,141,445
Mead Johnson Nutrition Co.	72,401	5,870,997
Pinnacle Foods, Inc.(1)	83,364	1,989,899
		11,307,418
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.2%
CareFusion Corp.(1)	70,070	2,343,141
Cooper Cos., Inc. (The)	19,596	2,163,398
Covidien plc	47,790	3,050,914
DENTSPLY International, Inc.	43,114	1,825,878
IDEXX Laboratories, Inc.(1)	34,201	3,008,320
Intuitive Surgical, Inc.(1)	8,554	4,211,049
ResMed, Inc.	46,920	2,253,098
		18,855,798

8

	Shares	Value
HEALTH CARE PROVIDERS AND SERVICES — 1.0%
AmerisourceBergen Corp.	20,147	$ 1,090,355
Express Scripts Holding Co.(1)	121,321	7,202,828
		8,293,183
HOTELS, RESTAURANTS AND LEISURE — 3.6%
Marriott International, Inc. Class A	182,943	7,877,526
McDonald’s Corp.	145,168	14,827,459
Starbucks Corp.	122,076	7,427,104
		30,132,089
HOUSEHOLD DURABLES — 0.6%
Mohawk Industries, Inc.(1)	48,081	5,331,221
HOUSEHOLD PRODUCTS — 1.5%
Colgate-Palmolive Co.	93,454	11,159,342
Procter & Gamble Co. (The)	21,683	1,664,604
		12,823,946
INDUSTRIAL CONGLOMERATES — 0.8%
Danaher Corp.	106,257	6,475,302
INSURANCE — 0.8%
Travelers Cos., Inc. (The)	82,753	7,067,934
INTERNET AND CATALOG RETAIL — 1.6%
Amazon.com, Inc.(1)	31,700	8,045,777
Expedia, Inc.	100,965	5,637,886
		13,683,663
INTERNET SOFTWARE AND SERVICES — 4.3%
eBay, Inc.(1)	228,657	11,979,340
Google, Inc. Class A(1)	28,978	23,894,390
		35,873,730
IT SERVICES — 3.4%
International Business Machines Corp.	61,805	12,517,985
MasterCard, Inc., Class A	28,362	15,682,200
		28,200,185
LIFE SCIENCES TOOLS AND SERVICES — 0.5%
Waters Corp.(1)	46,878	4,331,527
MACHINERY — 1.8%
Caterpillar, Inc.	42,022	3,558,003
Flowserve Corp.	17,949	2,838,096
Lincoln Electric Holdings, Inc.	42,151	2,223,887
Parker-Hannifin Corp.	78,145	6,921,302
		15,541,288
MEDIA — 4.4%
CBS Corp., Class B	117,081	5,359,968
Comcast Corp., Class A	289,293	11,947,801
Discovery Communications, Inc. Class C(1)	59,224	4,198,389
Scripps Networks Interactive, Inc. Class A	72,491	$ 4,826,451
Viacom, Inc., Class B	163,738	10,477,595
		36,810,204
METALS AND MINING — 0.6%
Coeur d’Alene Mines Corp.(1)	74,250	1,131,570
Nucor Corp.	99,185	4,326,450
		5,458,020
MULTI-UTILITIES — 0.4%
DTE Energy Co.	47,237	3,442,633
OIL, GAS AND CONSUMABLE FUELS — 2.4%
EOG Resources, Inc.	59,590	7,219,924
Noble Energy, Inc.	59,010	6,685,243
Occidental Petroleum Corp.	71,158	6,351,563
		20,256,730
PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. (The), Class A	78,788	5,463,948
PHARMACEUTICALS — 5.4%
AbbVie, Inc.	261,504	12,042,259
Allergan, Inc.	51,057	5,797,522
Bristol-Myers Squibb Co.	292,928	11,635,100
Eli Lilly & Co.	110,342	6,110,740
Johnson & Johnson	91,220	7,774,681
Zoetis, Inc.	62,574	2,066,194
		45,426,496
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.6%
American Campus Communities, Inc.	75,034	3,349,518
Simon Property Group, Inc.	57,396	10,220,505
		13,570,023
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)	165,528	4,009,088
ROAD AND RAIL — 1.8%
Union Pacific Corp.	100,657	14,893,210
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.1%
Freescale Semiconductor Ltd.(1)	182,599	2,826,633
Linear Technology Corp.	192,578	7,029,097
Teradyne, Inc.(1)	273,573	4,497,540
Xilinx, Inc.	83,188	3,153,657
		17,506,927
SOFTWARE — 7.0%
Cadence Design Systems, Inc.(1)	305,197	4,211,719
CommVault Systems, Inc.(1)	26,162	1,923,954
Electronic Arts, Inc.(1)	234,286	4,125,776

9

	Shares	Value
Microsoft Corp.	553,704	$ 18,327,602
NetSuite, Inc.(1)	31,297	2,752,884
Oracle Corp.	477,138	15,640,584
Salesforce.com, Inc.(1)	105,005	4,316,756
Splunk, Inc.(1)	55,298	2,256,158
Symantec Corp.(1)	221,851	5,390,979
		58,946,412
SPECIALTY RETAIL — 3.9%
Chico’s FAS, Inc.	128,278	2,343,639
Foot Locker, Inc.	69,006	2,406,239
GNC Holdings, Inc. Class A	145,991	6,617,772
Home Depot, Inc. (The)	104,585	7,671,310
Lowe’s Cos., Inc.	237,429	9,122,022
Urban Outfitters, Inc.(1)	111,141	4,605,683
		32,766,665
TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
PVH Corp.	40,568	4,681,953
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
SBA Communications Corp., Class A(1)	61,683	4,872,340
TOTAL COMMON STOCKS (Cost $663,220,936)		825,531,440
Exchange-Traded Funds — 0.8%
iShares Russell 1000 Growth Index Fund (Cost $6,218,599)	93,338	6,802,474
Temporary Cash Investments — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $570,952), in a joint trading account at 0.12%, dated 4/30/13, due 5/1/13 (Delivery value $559,735)		559,733

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15,

valued at $3,424,546), in a joint trading account at 0.09%, dated 4/30/13, due 5/1/13 (Delivery value $3,358,405)

		$ 3,358,397
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 8/15/39, valued at $571,532), in a joint trading account at 0.08%, dated 4/30/13, due 5/1/13 (Delivery value $559,734)		559,733
SSgA U.S. Government Money Market Fund	260,646	260,646
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,738,509)		4,738,509
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $674,178,044)		837,072,423
OTHER ASSETS AND LIABILITIES — 0.6%		5,036,696
TOTAL NET ASSETS — 100.0%		$842,109,119

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $674,178,044)	$837,072,423
Receivable for investments sold	11,703,090
Receivable for capital shares sold	19,583
Dividends and interest receivable	492,690
849,287,786

Liabilities
Payable for investments purchased	6,660,385
Payable for capital shares redeemed	1,837
Accrued management fees	516,445
7,178,667

Net Assets	$842,109,119

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	150,000,000
Shares outstanding	61,493,788

Net Asset Value Per Share	$13.69

Net Assets Consist of:
Capital (par value and paid-in surplus)	$669,584,155
Undistributed net investment income	1,340,904
Undistributed net realized gain	8,288,715
Net unrealized appreciation	162,895,345
$842,109,119

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $10,296)	$ 6,442,459
Interest	3,930
6,446,389

Expenses:
Management fees	2,798,505
Directors’ fees and expenses	12,015
Other expenses	198
2,810,718

Net investment income (loss)	3,635,671

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	16,182,821
Futures contract transactions	72,241
16,255,062

Change in net unrealized appreciation (depreciation) on:
Investments	64,285,766
Translation of assets and liabilities in foreign currencies	7
64,285,773

Net realized and unrealized gain (loss)	80,540,835

Net Increase (Decrease) in Net Assets Resulting from Operations	$84,176,506

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$ 3,635,671	$ 3,955,607
Net realized gain (loss)	16,255,062	18,575,373
Change in net unrealized appreciation (depreciation)	64,285,773	26,570,366
Net increase (decrease) in net assets resulting from operations	84,176,506	49,101,346

Distributions to Shareholders
From net investment income	(5,233,236)	(3,102,332)
From net realized gains	(21,042,732)	(11,931,445)
Decrease in net assets from distributions	(26,275,968)	(15,033,777)

Capital Share Transactions
Proceeds from shares sold	137,113,957	204,409,917
Proceeds from reinvestment of distributions	26,275,968	15,033,777
Payments for shares redeemed	(15,087,809)	(79,449,649)
Net increase (decrease) in net assets from capital share transactions	148,302,116	139,994,045

Net increase (decrease) in net assets	206,202,654	174,061,614

Net Assets
Beginning of period	635,906,465	461,844,851
End of period	$842,109,119	$635,906,465

Undistributed net investment income	$1,340,904	$2,938,469

Transactions in Shares of the Fund
Sold	10,584,269	16,207,107
Issued in reinvestment of distributions	2,082,089	1,326,900
Redeemed	(1,152,521)	(6,301,169)
Net increase (decrease) in shares of the fund	11,513,837	11,232,838

See Notes to Financial Statements.

13

Notes to Financial Statements

April 30, 2013 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.600% to 0.800%. The effective annual management fee for the six months ended April 30, 2013 was 0.77%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $373,584,538 and $254,213,032, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$825,531,440	—	—
Exchange-Traded Funds	6,802,474	—	—
Temporary Cash Investments	260,646	$4,477,863	—
Total Value of Investment Securities	$832,594,560	$4,477,863	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended April 30, 2013, the effect of equity price risk derivative instruments on the Statement of Operations was $72,241 in net realized gain (loss) on futures contract transactions.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$683,640,970
Gross tax appreciation of investments	$158,875,968
Gross tax depreciation of investments	(5,444,515)
Net tax appreciation (depreciation) of investments	$153,431,453

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2013(3)	$12.72	0.06	1.41	1.47	(0.10)	(0.40)	(0.50)	$13.69	11.91%	0.77%(4)	0.99%(4)	35%	$842,109
2012	$11.92	0.09	1.09	1.18	(0.08)	(0.30)	(0.38)	$12.72	10.33%	0.77%	0.71%	87%	$635,906
2011	$11.06	0.09	0.85	0.94	(0.08)	—	(0.08)	$11.92	8.48%	0.78%	0.78%	95%	$461,845
2010	$9.34	0.06	1.71	1.77	(0.05)	—	(0.05)	$11.06	18.94%	0.79%	0.63%	95%	$340,417
2009	$8.13	0.06	1.21	1.27	(0.06)	—	(0.06)	$9.34	15.88%	0.80%	0.67%	132%	$208,337
2008	$12.87	0.04	(4.19)	(4.15)	(0.03)	(0.56)	(0.59)	$8.13	(33.68)%	0.80%	0.38%	136%	$83,440

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2013 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

19

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78706 1306

 “”

SEMIANNUAL REPORT          APRIL 30, 2013

NT VistaSM Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLWX	13.38%	8.18%	0.81%	2.97%	5/12/06
Russell Midcap Growth Index	—	17.74%	14.42%	6.79%	6.33%	—

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class 0.81%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
Catamaran Corp.	2.6%
Alliance Data Systems Corp.	2.4%
Kansas City Southern	2.0%
SBA Communications Corp., Class A	2.0%
Canadian Pacific Railway Ltd. New York Shares	1.9%
Affiliated Managers Group, Inc.	1.9%
Tractor Supply Co.	1.6%
Perrigo Co.	1.5%
Cabot Oil & Gas Corp.	1.5%
Quanta Services, Inc.	1.4%

Top Five Industries	% of net assets
Specialty Retail	8.1%
Chemicals	5.8%
Road and Rail	5.1%
Health Care Providers and Services	4.1%
Media	4.1%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	89.5%
Foreign Common Stocks*	7.1%
Exchange-Traded Funds	0.5%
Total Equity Exposure	97.1%
Temporary Cash Investments	2.8%
Other Assets and Liabilities	0.1%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period (1) 11/1/12 – 4/30/13	Annualized Expense Ratio (1)
Actual
Institutional Class	$1,000	$1,133.80	$4.23	0.80%
Hypothetical
Institutional Class	$1,000	$1,020.83	$4.01	0.80%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2013 (Unaudited)

	Shares	Value
Common Stocks — 96.6%
AEROSPACE AND DEFENSE — 1.9%
B/E Aerospace, Inc.(1)	48,650	$ 3,052,301
TransDigm Group, Inc.	31,500	4,624,200
		7,676,501
AUTO COMPONENTS — 2.0%
BorgWarner, Inc.(1)	33,685	2,633,156
Delphi Automotive plc	112,950	5,219,420
		7,852,576
AUTOMOBILES — 1.0%
Harley-Davidson, Inc.	69,060	3,774,129
BEVERAGES — 1.0%
Beam, Inc.	31,410	2,032,541
Constellation Brands, Inc., Class A(1)	40,130	1,980,416
		4,012,957
BIOTECHNOLOGY — 3.3%
Alexion Pharmaceuticals, Inc.(1)	53,115	5,205,270
Grifols SA(1)	69,840	2,802,503
Onyx Pharmaceuticals, Inc.(1)	14,160	1,342,368
Regeneron Pharmaceuticals, Inc.(1)	17,130	3,685,348
		13,035,489
BUILDING PRODUCTS — 1.9%
Fortune Brands Home & Security, Inc.(1)	105,850	3,851,882
Lennox International, Inc.	55,998	3,471,876
		7,323,758
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.(1)	47,420	7,382,346
KKR & Co. LP	100,140	2,102,940
Raymond James Financial, Inc.	45,360	1,878,811
		11,364,097
CHEMICALS — 5.8%
Airgas, Inc.	31,600	3,054,140
Celanese Corp.	68,160	3,367,786
Cytec Industries, Inc.	34,970	2,547,914
Eastman Chemical Co.	76,040	5,068,066
FMC Corp.	64,010	3,885,407
Sherwin-Williams Co. (The)	16,030	2,935,253
Westlake Chemical Corp.	22,060	1,834,068
		22,692,634
COMMERCIAL BANKS — 0.5%
CIT Group, Inc.(1)	44,188	1,878,432
COMMERCIAL SERVICES AND SUPPLIES — 1.1%
Stericycle, Inc.(1)	41,830	4,531,026
COMPUTERS AND PERIPHERALS — 0.9%
NetApp, Inc.(1)	97,560	$ 3,403,868
CONSTRUCTION AND ENGINEERING — 2.5%
Chicago Bridge & Iron Co. NV New York Shares	45,110	2,426,467
MasTec, Inc.(1)	77,520	2,155,056
Quanta Services, Inc.(1)	199,260	5,475,665
		10,057,188
CONSTRUCTION MATERIALS — 1.8%
Eagle Materials, Inc.	32,360	2,192,390
Martin Marietta Materials, Inc.	23,750	2,398,512
Texas Industries, Inc.(1)	37,670	2,398,826
		6,989,728
CONSUMER FINANCE — 1.0%
Discover Financial Services	89,730	3,924,790
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
tw telecom, inc., Class A(1)	73,820	1,999,046
ELECTRICAL EQUIPMENT — 1.3%
AMETEK, Inc.	54,360	2,212,996
Eaton Corp. plc	46,000	2,824,860
		5,037,856
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.4%
Trimble Navigation Ltd.(1)	189,580	5,448,529
ENERGY EQUIPMENT AND SERVICES — 2.5%
Atwood Oceanics, Inc.(1)	52,460	2,573,163
Cameron International Corp.(1)	36,910	2,271,811
Oceaneering International, Inc.	55,789	3,914,714
Patterson-UTI Energy, Inc.	53,890	1,136,540
		9,896,228
FOOD AND STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	24,560	2,663,041
Whole Foods Market, Inc.	57,950	5,118,144
		7,781,185
FOOD PRODUCTS — 1.7%
Hain Celestial Group, Inc. (The)(1)	40,280	2,628,270
Mead Johnson Nutrition Co.	48,420	3,926,378
		6,554,648
GAS UTILITIES — 0.3%
ONEOK, Inc.	24,900	1,278,864
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.0%
Cooper Cos., Inc. (The)	25,250	2,787,600
Edwards Lifesciences Corp.(1)	11,810	753,360
IDEXX Laboratories, Inc.(1)	19,350	1,702,026
Mettler-Toledo International, Inc.(1)	12,280	2,566,029
		7,809,015

8

Shares	Value
HEALTH CARE PROVIDERS AND SERVICES — 4.1%
AmerisourceBergen Corp.	74,780	$ 4,047,094
Catamaran Corp.(1)	175,810	10,149,511
Team Health Holdings, Inc.(1)	50,690	1,889,723
		16,086,328
HEALTH CARE TECHNOLOGY — 1.2%
Cerner Corp.(1)	49,700	4,809,469
HOTELS, RESTAURANTS AND LEISURE — 2.3%
Dunkin’ Brands Group, Inc.	50,080	1,943,605
Norwegian Cruise Line Holdings Ltd.(1)	65,653	2,035,899
Panera Bread Co., Class A(1)	10,630	1,883,955
Wyndham Worldwide Corp.	55,940	3,360,875
		9,224,334
HOUSEHOLD DURABLES — 1.6%
Lennar Corp., Class A	46,020	1,896,945
Mohawk Industries, Inc.(1)	17,080	1,893,830
Toll Brothers, Inc.(1)	79,070	2,712,892
		6,503,667
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	71,560	4,571,968
INSURANCE — 0.5%
Cincinnati Financial Corp.	40,260	1,969,117
INTERNET AND CATALOG RETAIL — 1.4%
Expedia, Inc.	33,370	1,863,381
priceline.com, Inc.(1)	5,000	3,479,950
		5,343,331
INTERNET SOFTWARE AND SERVICES — 1.8%
Equinix, Inc.(1)	10,460	2,239,486
LinkedIn Corp., Class A(1)	25,690	4,934,792
		7,174,278
IT SERVICES — 3.2%
Alliance Data Systems Corp.(1)	56,090	9,634,579
Teradata Corp.(1)	55,510	2,834,896
		12,469,475
LIFE SCIENCES TOOLS AND SERVICES — 0.5%
Covance, Inc.(1)	28,720	2,141,363
MACHINERY — 1.4%
Trinity Industries, Inc.	57,680	2,434,673
Valmont Industries, Inc.	20,120	2,932,087
		5,366,760
MEDIA — 4.1%
CBS Corp., Class B	45,520	2,083,905
Discovery Communications, Inc. Class A(1)	54,450	4,291,749
Liberty Global, Inc. Class A(1)	70,200	5,080,374
Scripps Networks Interactive, Inc. Class A	28,520	1,898,862
Sirius XM Radio, Inc.	819,040	2,661,880
		16,016,770
OIL, GAS AND CONSUMABLE FUELS — 2.6%
Cabot Oil & Gas Corp.	87,510	5,955,055
Concho Resources, Inc.(1)	32,020	2,757,883
Oasis Petroleum, Inc.(1)	48,820	1,671,109
		10,384,047
PHARMACEUTICALS — 2.6%
Actavis, Inc.(1)	41,540	4,392,024
Perrigo Co.	50,420	6,020,652
		10,412,676
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
Digital Realty Trust, Inc.	29,645	2,090,566
Ventas, Inc.	37,140	2,957,458
		5,048,024
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.3%
CBRE Group, Inc.(1)	156,390	3,787,766
Realogy Holdings Corp.(1)	29,394	1,410,912
		5,198,678
ROAD AND RAIL — 5.1%
Canadian Pacific Railway Ltd. New York Shares	60,470	7,535,771
Genesee & Wyoming, Inc. Class A(1)	38,555	3,284,886
Hertz Global Holdings, Inc.(1)	64,907	1,562,961
Kansas City Southern	72,120	7,866,128
		20,249,746
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
ARM Holdings plc	203,420	3,147,185
Avago Technologies Ltd.	57,380	1,833,865
NXP Semiconductor NV(1)	75,230	2,072,586
Xilinx, Inc.	101,300	3,840,283
		10,893,919
SOFTWARE — 2.9%
Citrix Systems, Inc.(1)	32,850	2,042,285
CommVault Systems, Inc.(1)	39,010	2,868,795
NetSuite, Inc.(1)	52,590	4,625,816
Splunk, Inc.(1)	46,244	1,886,755
		11,423,651
SPECIALTY RETAIL — 8.1%
DSW, Inc., Class A	48,750	3,223,350
GNC Holdings, Inc. Class A	91,799	4,161,248
Lumber Liquidators Holdings, Inc.(1)	28,830	2,362,907

9

Shares	Value
O’Reilly Automotive, Inc.(1)	28,330	$ 3,040,375
PetSmart, Inc.	72,970	4,979,473
Ross Stores, Inc.	58,040	3,834,703
Signet Jewelers Ltd.	28,660	1,969,802
Tractor Supply Co.	58,340	6,252,298
Urban Outfitters, Inc.(1)	46,870	1,942,293
		31,766,449
TEXTILES, APPAREL AND LUXURY GOODS — 3.1%
Hanesbrands, Inc.(1)	75,626	3,793,400
Michael Kors Holdings Ltd.(1)	53,060	3,021,237
PVH Corp.	31,030	3,581,172
Under Armour, Inc. Class A(1)	33,460	1,909,897
		12,305,706
TRADING COMPANIES AND DISTRIBUTORS — 2.2%
Fastenal Co.	52,100	2,555,505
United Rentals, Inc.(1)	87,431	4,599,745
W.W. Grainger, Inc.	6,220	1,533,043
		8,688,293
WIRELESS TELECOMMUNICATION SERVICES — 2.0%
SBA Communications Corp., Class A(1)	98,002	7,741,178
TOTAL COMMON STOCKS (Cost $286,565,964)		380,111,771
Exchange-Traded Funds — 0.5%
iShares Russell Midcap Growth Index Fund (Cost $1,885,704)	27,070	1,918,451
Temporary Cash Investments — 2.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15,

valued at $1,357,684), in a joint trading account at 0.12%, dated 4/30/13, due 5/1/13 (Delivery value $1,331,010)

		$ 1,331,006
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $8,143,335), in a joint trading account at 0.09%, dated 4/30/13, due 5/1/13 (Delivery value $7,986,057)		7,986,037
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 8/15/39, valued at $1,359,064), in a joint trading account at 0.08%, dated 4/30/13, due 5/1/13 (Delivery value $1,331,009)		1,331,006
SSgA U.S. Government Money Market Fund	619,799	619,799
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,267,848)		11,267,848
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $299,719,516)		393,298,070
OTHER ASSETS AND LIABILITIES — 0.1%		293,255
TOTAL NET ASSETS — 100.0%		$393,591,325

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,762,517	EUR for USD	UBS AG	5/31/13	$2,321,562	$(26,918)
1,703,134	GBP for USD	Credit Suisse AG	5/31/13	2,645,053	(6,132)
				$4,966,615	$(33,050)

 (Value on Settlement Date $4,933,565)

Notes to Schedule of Investments

EUR = Euro

GBP = British Pound

USD = United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $299,719,516)	$393,298,070
Receivable for investments sold	6,650,331
Receivable for capital shares sold	48,886
Dividends and interest receivable	33,267
400,030,554

Liabilities
Payable for investments purchased	6,154,768
Unrealized loss on forward foreign currency exchange contracts	33,050
Accrued management fees	251,411
6,439,229

Net Assets	$393,591,325

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	150,000,000
Shares outstanding	32,781,330

Net Asset Value Per Share	$12.01

Net Assets Consist of:
Capital (par value and paid-in surplus)	$301,384,753
Disbursements in excess of net investment income	(438,760)
Accumulated net realized loss	(900,339)
Net unrealized appreciation	93,545,671
$393,591,325

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,182)	$ 1,490,872
Interest	4,029
1,494,901

Expenses:
Management fees	1,360,741
Directors’ fees and expenses	5,597
1,366,338

Net investment income (loss)	128,563

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,184,047
Foreign currency transactions	85,131
3,269,178

Change in net unrealized appreciation (depreciation) on:
Investments	39,963,317
Translation of assets and liabilities in foreign currencies	(25,506)
39,937,811

Net realized and unrealized gain (loss)	43,206,989

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,335,552

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$ 128,563	$ (63,225)
Net realized gain (loss)	3,269,178	(1,777,922)
Change in net unrealized appreciation (depreciation)	39,937,811	19,907,387
Net increase (decrease) in net assets resulting from operations	43,335,552	18,066,240

Distributions to Shareholders
From net investment income	(530,477)	—
From net realized gains	—	(3,557,528)
Decrease in net assets from distributions	(530,477)	(3,557,528)

Capital Share Transactions
Proceeds from shares sold	56,348,959	98,603,911
Proceeds from reinvestment of distributions	530,477	3,557,528
Payments for shares redeemed	(3,522,561)	(34,300,835)
Net increase (decrease) in net assets from capital share transactions	53,356,875	67,860,604

Net increase (decrease) in net assets	96,161,950	82,369,316

Net Assets
Beginning of period	297,429,375	215,060,059
End of period	$393,591,325	$297,429,375

Disbursements in excess of net investment income	$(438,760)	$(36,846)

Transactions in Shares of the Fund
Sold	5,016,288	9,510,793
Issued in reinvestment of distributions	48,534	375,663
Redeemed	(317,654)	(3,298,873)
Net increase (decrease) in shares of the fund	4,747,168	6,587,583

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2013 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Vista Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.80%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $160,529,807 and $112,277,830, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$351,977,748	—	—
Foreign Common Stocks	22,184,335	$ 5,949,688	—
Exchange-Traded Funds	1,918,451	—	—
Temporary Cash Investments	619,799	10,648,049	—
Total Value of Investment Securities	$376,700,333	$16,597,737	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$ (33,050)	—

16

6. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2013, is disclosed on the Statement of Assets and Liabilities as a liability of $33,050 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2013, the effect of foreign currency risk derivative instruments on the Statement of Operations was $83,285 in net realized gain (loss) on foreign currency transactions and $(25,374) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

17

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$301,680,473
Gross tax appreciation of investments	$93,249,162
Gross tax depreciation of investments	(1,631,565)
Net tax appreciation (depreciation) of investments	$91,617,597

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2012, the fund had accumulated short-term capital losses of $(1,460,271), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of October 31, 2012, the fund had late-year ordinary loss deferrals of $(44,522), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2013(3)	$10.61	—(4)	1.42	1.42	(0.02)	—	(0.02)	$12.01	13.38%	0.80%(5)	0.08%(5)	33%	$393,591
2012	$10.03	—(4)	0.74	0.74	—	(0.16)	(0.16)	$10.61	7.59%	0.81%	(0.02)%	92%	$297,429
2011	$9.44	(0.03)	0.62	0.59	—	—	—	$10.03	6.25%	0.80%	(0.27)%	115%	$215,060
2010	$7.50	(0.02)	1.96	1.94	—(4)	—	—(4)	$9.44	26.05%	0.80%	(0.26)%	152%	$161,304
2009	$7.62	(0.02)	(0.10)	(0.12)	—	—	—	$7.50	(1.71)%	0.80%	(0.35)%	190%	$91,237
2008	$13.42	(0.04)	(5.73)	(5.77)	—	(0.03)	(0.03)	$7.62	(43.09)%	0.81%	(0.35)%	183%	$40,136

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2013 (unaudited).
(4)	Per-share amount was less than $0.005.
(5)	Annualized.

See Notes to Financial Statements.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

20

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78707 1306

SEMIANNUAL REPORT          APRIL 30, 2013

Select Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months (1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCIX	9.10%	6.72%	4.91%	6.13%	12.11%	6/30/71(2)
Russell 1000 Growth Index	—	13.71%	12.60%	6.65%	8.07%	N/A(3)	—
Institutional Class	TWSIX	9.23%	6.95%	5.13%	6.34%	5.44%	3/13/97
A Class(4) No sales charge* With sales charge*	TWCAX	8.98% 2.72%	6.47% 0.34%	4.65% 3.42%	5.87% 5.24%	3.80% 3.40%	8/8/97
C Class No sales charge* With sales charge*	ACSLX	8.56% 7.56%	5.65% 5.65%	3.87% 3.87%	5.07% 5.07%	5.66% 5.66%	1/31/03
R Class	ASERX	8.85%	6.20%	4.39%	—	3.97%	7/29/05

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.
(1)	Total returns for periods less than one year are not annualized.

(2)	Although the fund’s actual inception date was 10/31/58, this inception date corresponds with the investment advisor’s implementation of its current investment philosophy and practices.

(3)	Benchmark data first available 12/29/78.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.00%	0.80%	1.25%	2.00%	1.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
Apple, Inc.	6.9%
Google, Inc. Class A	5.0%
Gilead Sciences, Inc.	3.4%
Monsanto Co.	2.9%
Costco Wholesale Corp.	2.7%
Walt Disney Co. (The)	2.6%
TJX Cos., Inc. (The)	2.6%
Biogen Idec, Inc.	2.4%
Philip Morris International, Inc.	2.4%
MasterCard, Inc., Class A	2.3%

Top Five Industries	% of net assets
Computers and Peripherals	8.8%
Biotechnology	7.0%
Specialty Retail	6.7%
Internet Software and Services	6.5%
Machinery	6.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.2%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 – 4/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,091.00	$5.18	1.00%
Institutional Class	$1,000	$1,092.30	$4.15	0.80%
A Class	$1,000	$1,089.80	$6.48	1.25%
C Class	$1,000	$1,085.60	$10.34	2.00%
R Class	$1,000	$1,088.50	$7.77	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.5%
AEROSPACE AND DEFENSE — 2.3%
Rockwell Collins, Inc.	357,700	$22,506,484
United Technologies Corp.	278,500	25,424,265
		47,930,749
AIR FREIGHT AND LOGISTICS — 2.0%
United Parcel Service, Inc., Class B	476,000	40,859,840
BEVERAGES — 2.0%
Diageo plc	1,309,695	39,955,900
BIOTECHNOLOGY — 7.0%
Biogen Idec, Inc.(1)	221,900	48,580,567
Gilead Sciences, Inc.(1)	1,359,300	68,834,952
Vertex Pharmaceuticals, Inc.(1)	325,100	24,974,182
		142,389,701
CAPITAL MARKETS — 2.1%
Franklin Resources, Inc.	279,800	43,273,868
CHEMICALS — 3.7%
Monsanto Co.	548,000	58,537,360
Potash Corp. of Saskatchewan, Inc.	387,800	16,326,380
		74,863,740
COMMUNICATIONS EQUIPMENT — 2.1%
QUALCOMM, Inc.	685,600	42,246,672
COMPUTERS AND PERIPHERALS — 8.8%
Apple, Inc.	316,600	140,174,650
EMC Corp.(1)	1,780,700	39,941,101
		180,115,751
DIVERSIFIED FINANCIAL SERVICES — 1.0%
JPMorgan Chase & Co.	418,900	20,530,289
ELECTRICAL EQUIPMENT — 1.6%
Emerson Electric Co.	589,900	32,745,349
ENERGY EQUIPMENT AND SERVICES — 1.9%
National Oilwell Varco, Inc.	192,900	12,580,938
Schlumberger Ltd.	346,700	25,804,881
		38,385,819
FOOD AND STAPLES RETAILING — 3.6%
Costco Wholesale Corp.	511,500	55,461,945
Whole Foods Market, Inc.	212,500	18,768,000
		74,229,945
FOOD PRODUCTS — 2.6%
Mead Johnson Nutrition Co.	390,600	31,673,754
Mondelez International, Inc. Class A	694,100	21,829,445
		53,503,199
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.7%
Intuitive Surgical, Inc.(1)	29,200	14,374,868
HEALTH CARE PROVIDERS AND SERVICES — 3.3%
Express Scripts Holding Co.(1)	499,000	29,625,630
UnitedHealth Group, Inc.	641,100	38,421,123
		68,046,753
HOTELS, RESTAURANTS AND LEISURE — 2.7%
McDonald’s Corp.	312,000	31,867,680
Panera Bread Co., Class A(1)	131,500	23,305,745
		55,173,425
HOUSEHOLD PRODUCTS — 1.2%
Procter & Gamble Co. (The)	320,800	24,627,816
INSURANCE — 1.5%
Travelers Cos., Inc. (The)	348,200	29,739,762
INTERNET AND CATALOG RETAIL — 3.0%
Amazon.com, Inc.(1)	138,400	35,127,304
Expedia, Inc.	454,373	25,372,189
		60,499,493
INTERNET SOFTWARE AND SERVICES — 6.5%
Baidu, Inc. ADR(1)	122,600	10,525,210
Facebook, Inc. Class A(1)	744,700	20,672,872
Google, Inc. Class A(1)	123,500	101,834,395
		133,032,477
IT SERVICES — 5.1%
FleetCor Technologies, Inc.(1)	276,800	21,285,920
MasterCard, Inc., Class A	86,700	47,939,031
Teradata Corp.(1)	691,300	35,304,691
		104,529,642
LEISURE EQUIPMENT AND PRODUCTS — 0.6%
Hasbro, Inc.	262,700	12,444,099
MACHINERY — 6.0%
Graco, Inc.	328,800	19,902,264
Joy Global, Inc.	271,400	15,339,528
Middleby Corp.(1)	72,000	10,769,760
Nordson Corp.	214,800	14,926,452
Parker-Hannifin Corp.	411,700	36,464,269
Xylem, Inc.	913,500	25,349,625
		122,751,898
MEDIA — 2.6%
Walt Disney Co. (The)	839,100	52,729,044
MULTILINE RETAIL — 1.0%
Nordstrom, Inc.	367,800	20,813,802
OIL, GAS AND CONSUMABLE FUELS — 1.7%
Exxon Mobil Corp.	207,100	18,429,829
Occidental Petroleum Corp.	185,700	16,575,582
		35,005,411

8

	Shares	Value
PERSONAL PRODUCTS — 2.0%
Estee Lauder Cos., Inc. (The), Class A	582,400	$40,389,440
PHARMACEUTICALS — 3.6%
Allergan, Inc.	343,200	38,970,360
Bristol-Myers Squibb Co.	850,800	33,793,776
		72,764,136
PROFESSIONAL SERVICES — 1.0%
IHS, Inc. Class A(1)	103,200	10,054,776
Verisk Analytics, Inc. Class A(1)	175,300	10,744,137
		20,798,913
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.6%
American Tower Corp.	391,200	32,856,888
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
Broadcom Corp., Class A	902,600	32,493,600
Linear Technology Corp.	718,600	26,228,900
		58,722,500
SOFTWARE — 2.2%
Microsoft Corp.	277,000	9,168,700
Oracle Corp.	1,076,200	35,277,836
		44,446,536
SPECIALTY RETAIL — 6.7%
AutoZone, Inc.(1)	65,000	26,590,850
Home Depot, Inc. (The)	294,600	21,608,910
L Brands, Inc.	729,100	36,753,931
TJX Cos., Inc. (The)	1,076,800	52,515,536
		137,469,227
TEXTILES, APPAREL AND LUXURY GOODS — 0.5%
Coach, Inc.	185,200	10,900,872
TOBACCO — 2.4%
Philip Morris International, Inc.	504,800	48,253,832
TOTAL COMMON STOCKS (Cost $1,268,727,945)		2,031,401,656
Temporary Cash Investments — 0.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $844,051), in a joint trading account at 0.12%, dated 4/30/13, due 5/1/13 (Delivery value $827,468)		827,465
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $5,062,582), in a joint trading account at 0.09%, dated 4/30/13, due 5/1/13 (Delivery value $4,964,804)		4,964,792
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 8/15/39, valued at $844,909), in a joint trading account at 0.08%, dated 4/30/13, due 5/1/13 (Delivery value $827,467)		827,465
SSgA U.S. Government Money Market Fund	357,040	357,040
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,976,762)		6,976,762
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,275,704,707)		2,038,378,418
OTHER ASSETS AND LIABILITIES — 0.2%		3,225,553
TOTAL NET ASSETS — 100.0%		$2,041,603,971

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
21,724,893	GBP for USD	Credit Suisse AG	5/31/13	$33,739,861	$(78,226)

(Value on Settlement Date $33,661,635)

Notes to Schedule of Investments

ADR = American Depositary Receipt

GBP = British Pound

USD = United States Dollar

(1) Non-income producing.

See Notes to Financial Statements.

9

Statements of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,275,704,707)	$2,038,378,418
Foreign currency holdings, at value (cost of $143,528)	143,408
Receivable for investments sold	4,928,297
Receivable for capital shares sold	330,762
Dividends and interest receivable	827,042
2,044,607,927

Liabilities
Payable for investments purchased	614,317
Payable for capital shares redeemed	651,112
Unrealized loss on forward foreign currency exchange contracts	78,226
Accrued management fees	1,644,953
Distribution and service fees payable	15,348
3,003,956

Net Assets	$2,041,603,971

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,355,178,101
Undistributed net investment income	6,216,920
Accumulated net realized loss	(82,386,415)
Net unrealized appreciation	762,595,365
$2,041,603,971

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,952,664,398	41,410,304	$47.15
Institutional Class, $0.01 Par Value	$37,369,137	782,673	$47.75
A Class, $0.01 Par Value	$41,427,086	892,853	$46.40*
C Class, $0.01 Par Value	$7,323,142	166,272	$44.04
R Class, $0.01 Par Value	$2,820,208	60,800	$46.39

 *Maximum offering price $49.23 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $50,352)	$20,937,977
Interest	12,394
20,950,371

Expenses:
Management fees	9,732,789
Distribution and service fees:
A Class	56,010
C Class	32,319
R Class	5,300
Directors’ fees and expenses	33,060
Other expenses	54
9,859,532

Net investment income (loss)	11,090,839

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	42,522,494
Foreign currency transactions	1,112,347
43,634,841

Change in net unrealized appreciation (depreciation) on:
Investments	117,786,989
Translation of assets and liabilities in foreign currencies	(3,785)
117,783,204

Net realized and unrealized gain (loss)	161,418,045

Net Increase (Decrease) in Net Assets Resulting from Operations	$172,508,884

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$11,090,839	$7,639,322
Net realized gain (loss)	43,634,841	51,189,081
Change in net unrealized appreciation (depreciation)	117,783,204	142,407,731
Net increase (decrease) in net assets resulting from operations	172,508,884	201,236,134

Distributions to Shareholders
From net investment income:
Investor Class	(13,028,356)	(4,659,009)
Institutional Class	(140,890)	(23,035)
A Class	(295,191)	(7,931)
C Class	(26,359)	—
R Class	(12,375)	—
Decrease in net assets from distributions	(13,503,171)	(4,689,975)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(48,251,283)	(61,750,287)

Net increase (decrease) in net assets	110,754,430	134,795,872

Net Assets
Beginning of period	1,930,849,541	1,796,053,669
End of period	$2,041,603,971	$1,930,849,541

Undistributed net investment income	$6,216,920	$8,629,252

See Notes to Financial Statements.

12

Notes to Financial Statements

 APRIL 30, 2013 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

13

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2013 was 1.00% for the Investor Class, A Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $268,172,561 and $295,604,606, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2013		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	300,000,000		300,000,000
Sold	1,049,220	$47,193,439	2,187,738	$93,774,628
Issued in reinvestment of distributions	281,233	12,430,501	117,261	4,458,282
Redeemed	(2,693,739)	(120,671,107)	(4,641,009)	(195,137,515)
	(1,363,286)	(61,047,167)	(2,336,010)	(96,904,605)
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	465,545	21,058,630	285,373	12,571,675
Issued in reinvestment of distributions	2,051	91,713	596	22,905
Redeemed	(67,019)	(3,067,838)	(33,480)	(1,449,400)
	400,577	18,082,505	252,489	11,145,180
A Class/Shares Authorized	75,000,000		75,000,000
Sold	185,868	8,085,408	614,826	25,736,761
Issued in reinvestment of distributions	6,596	287,136	209	7,821
Redeemed	(358,048)	(15,969,292)	(194,157)	(8,068,061)
	(165,584)	(7,596,748)	420,878	17,676,521
C Class/Shares Authorized	25,000,000		25,000,000
Sold	36,445	1,525,092	135,986	5,492,534
Issued in reinvestment of distributions	337	13,997	—	—
Redeemed	(9,545)	(403,010)	(12,415)	(502,300)
	27,237	1,136,079	123,571	4,990,234
R Class/Shares Authorized	50,000,000		50,000,000
Sold	31,365	1,371,091	34,430	1,429,554
Issued in reinvestment of distributions	284	12,375	—	—
Redeemed	(4,810)	(209,418)	(2,001)	(87,171)
	26,839	1,174,048	32,429	1,342,383
Net increase (decrease)	(1,074,217)	$(48,251,283)	(1,506,643)	$(61,750,287)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,991,445,756	$39,955,900	—
Temporary Cash Investments	357,040	6,619,722	—
Total Value of Investment Securities	$1,991,802,796	$46,575,622	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(78,226)	—

 7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2013, is disclosed on the Statement of Assets and Liabilities as a liability of $78,226 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2013, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,131,874 in net realized gain (loss) on foreign currency transactions and $1,017 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

17

 8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,279,436,887
Gross tax appreciation of investments	$764,918,560
Gross tax depreciation of investments	(5,977,029)
Net tax appreciation (depreciation) of investments	$758,941,531

 The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2012, the fund had accumulated short-term capital losses of $(122,855,395), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(102,366,341) and $(20,489,054) expire in 2017 and 2018, respectively.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$43.52	0.26	3.68	3.94	(0.31)	—	(0.31)	$47.15	9.10%	1.00%(4)	1.14%(4)	14%	$1,952,664
2012	$39.14	0.17	4.31	4.48	(0.10)	—	(0.10)	$43.52	11.50%	1.00%	0.41%	17%	$1,861,545
2011	$35.54	0.10	3.62	3.72	(0.12)	—	(0.12)	$39.14	10.49%	1.00%	0.26%	17%	$1,765,718
2010	$30.58	0.11	5.01	5.12	(0.16)	—	(0.16)	$35.54	16.78%	1.01%	0.34%	35%	$1,722,138
2009	$26.25	0.19	4.40	4.59	(0.26)	—	(0.26)	$30.58	17.77%	1.00%	0.75%	31%	$1,591,621
2008	$45.58	0.07	(16.10)	(16.03)	—	(3.30)	(3.30)	$26.25	(37.71)%	1.00%	0.19%	64%	$1,448,954
Institutional Class
2013(3)	$44.04	0.22	3.82	4.04	(0.33)	—	(0.33)	$47.75	9.23%	0.80%(4)	1.34%(4)	14%	$37,369
2012	$39.60	0.24	4.38	4.62	(0.18)	—	(0.18)	$44.04	11.73%	0.80%	0.61%	17%	$16,828
2011	$35.95	0.18	3.67	3.85	(0.20)	—	(0.20)	$39.60	10.73%	0.80%	0.46%	17%	$5,133
2010	$30.94	0.18	5.06	5.24	(0.23)	—	(0.23)	$35.95	17.02%	0.81%	0.54%	35%	$4,563
2009	$26.56	0.28	4.41	4.69	(0.31)	—	(0.31)	$30.94	18.00%	0.80%	0.95%	31%	$3,950
2008	$45.98	0.15	(16.27)	(16.12)	—	(3.30)	(3.30)	$26.56	(37.60)%	0.80%	0.39%	64%	$94,419

19

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$42.85	0.20	3.63	3.83	(0.28)	—	(0.28)	$46.40	8.98%	1.25%(4)	0.89%(4)	14%	$41,427
2012	$38.54	0.06	4.26	4.32	(0.01)	—	(0.01)	$42.85	11.22%	1.25%	0.16%	17%	$45,355
2011	$34.99	—(5)	3.58	3.58	(0.03)	—	(0.03)	$38.54	10.23%	1.25%	0.01%	17%	$24,573
2010	$30.11	0.03	4.93	4.96	(0.08)	—	(0.08)	$34.99	16.48%	1.26%	0.09%	35%	$20,666
2009	$25.85	0.13	4.33	4.46	(0.20)	—	(0.20)	$30.11	17.47%	1.25%	0.50%	31%	$19,824
2008	$45.05	(0.02)	(15.88)	(15.90)	—	(3.30)	(3.30)	$25.85	(37.88)%	1.25%	(0.06)%	64%	$19,450
C Class
2013(3)	$40.75	0.01	3.47	3.48	(0.19)	—	(0.19)	$44.04	8.56%	2.00%(4)	0.14%(4)	14%	$7,323
2012	$36.92	(0.25)	4.08	3.83	—	—	—	$40.75	10.37%	2.00%	(0.59)%	17%	$5,666
2011	$33.74	(0.28)	3.46	3.18	—	—	—	$36.92	9.43%	2.00%	(0.74)%	17%	$571
2010	$29.19	(0.20)	4.75	4.55	—	—	—	$33.74	15.63%	2.01%	(0.66)%	35%	$390
2009	$25.05	(0.06)	4.22	4.16	(0.02)	—	(0.02)	$29.19	16.58%	2.00%	(0.25)%	31%	$314
2008	$44.07	(0.29)	(15.43)	(15.72)	—	(3.30)	(3.30)	$25.05	(38.34)%	2.00%	(0.81)%	64%	$394
R Class
2013(3)	$42.86	0.08	3.70	3.78	(0.25)	—	(0.25)	$46.39	8.85%	1.50%(4)	0.64%(4)	14%	$2,820
2012	$38.64	(0.06)	4.28	4.22	—	—	—	$42.86	10.92%	1.50%	(0.09)%	17%	$1,456
2011	$35.14	(0.08)	3.58	3.50	—	—	—	$38.64	9.96%	1.50%	(0.24)%	17%	$59
2010	$30.24	(0.05)	4.95	4.90	—	—	—	$35.14	16.20%	1.51%	(0.16)%	35%	$29
2009	$25.96	0.06	4.36	4.42	(0.14)	—	(0.14)	$30.24	17.17%	1.50%	0.25%	31%	$43
2008	$45.33	(0.11)	(15.96)	(16.07)	—	(3.30)	(3.30)	$25.96	(38.03)%	1.50%	(0.31)%	64%	$32

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2013 (unaudited).

(4)	Annualized.
(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

22

 Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78694 1306

SEMIANNUAL REPORT          APRIL 30, 2013

Small Cap Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	21
Additional Information	24

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ANOIX	15.26%	12.19%	5.26%	11.02%	7.50%	6/1/01
Russell 2000 Growth Index	—	16.60%	15.67%	7.81%	10.52%	5.35%	—
Institutional Class	ANONX	15.39%	12.35%	5.44%	—	3.82%	5/18/07
A Class No sales charge* With sales charge*	ANOAX	15.22% 8.56%	11.98% 5.56%	5.00% 3.75%	10.74% 10.10%	10.50% 9.87%	1/31/03
B Class No sales charge* With sales charge*	ANOBX	14.74% 9.74%	11.08% 7.08%	4.22% 4.05%	9.93% 9.93%	9.68% 9.68%	1/31/03
C Class No sales charge* With sales charge*	ANOCX	14.68% 13.68%	11.05% 11.05%	4.21% 4.21%	9.93% 9.93%	9.71%(2) 9.71%(2)	1/31/03
R Class	ANORX	15.04%	11.52%	4.71%	—	1.74%	9/28/07

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the distribution and service fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.46%	1.26%	1.71%	2.46%	2.46%	1.96%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
Gulfport Energy Corp.	1.4%
Middleby Corp.	1.3%
Standard Pacific Corp.	1.2%
United Rentals, Inc.	1.2%
M/I Homes, Inc.	1.2%
Lithia Motors, Inc., Class A	1.1%
Eagle Materials, Inc.	1.1%
Papa John’s International, Inc.	1.1%
M.D.C. Holdings, Inc.	1.0%
Triumph Group, Inc.	1.0%

Top Five Industries	% of net assets
Biotechnology	6.6%
Software	5.2%
Health Care Equipment and Supplies	4.9%
Hotels, Restaurants and Leisure	4.1%
Real Estate Investment Trusts (REITs)	4.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.7%
Temporary Cash Investments	2.6%
Other Assets and Liabilities	(0.3)%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 – 4/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,152.60	$7.63	1.43%
Institutional Class	$1,000	$1,153.90	$6.57	1.23%
A Class	$1,000	$1,152.20	$8.96	1.68%
B Class	$1,000	$1,147.40	$12.94	2.43%
C Class	$1,000	$1,146.80	$12.93	2.43%
R Class	$1,000	$1,150.40	$10.29	1.93%
Hypothetical
Investor Class	$1,000	$1,017.70	$7.15	1.43%
Institutional Class	$1,000	$1,018.70	$6.16	1.23%
A Class	$1,000	$1,016.46	$8.40	1.68%
B Class	$1,000	$1,012.74	$12.13	2.43%
C Class	$1,000	$1,012.74	$12.13	2.43%
R Class	$1,000	$1,015.22	$9.64	1.93%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2013 (Unaudited)

	Shares	Value
Common Stocks — 97.7%
AEROSPACE AND DEFENSE — 1.0%
Triumph Group, Inc.	46,439	$ 3,710,476
AUTO COMPONENTS — 0.6%
American Axle & Manufacturing Holdings, Inc.(1)	158,401	2,117,821
AUTOMOBILES — 0.4%
Winnebago Industries, Inc.(1)	73,733	1,350,789
BEVERAGES — 0.2%
Boston Beer Co., Inc., Class A(1)	4,883	826,790
BIOTECHNOLOGY — 6.6%
Acorda Therapeutics, Inc.(1)	29,332	1,160,667
Aegerion Pharmaceuticals, Inc.(1)	20,122	845,929
Alkermes plc(1)	76,423	2,339,308
Alnylam Pharmaceuticals, Inc.(1)	33,505	802,445
ArenaPharmaceuticals, Inc.(1)	128,563	1,059,359
Cepheid, Inc.(1)	41,707	1,590,288
Cubist Pharmaceuticals, Inc.(1)	40,728	1,870,230
Dendreon Corp.(1)	117,035	551,235
Exact Sciences Corp.(1)	48,926	456,969
Exelixis, Inc.(1)	134,901	700,136
Halozyme Therapeutics, Inc.(1)	69,080	417,243
ImmunoGen, Inc.(1)	48,671	779,709
Infinity Pharmaceuticals, Inc.(1)	18,472	795,958
Ironwood Pharmaceuticals, Inc.(1)	53,356	811,545
Isis Pharmaceuticals, Inc.(1)	72,752	1,628,917
Keryx Biopharmaceuticals, Inc.(1)	54,001	440,108
Neurocrine Biosciences, Inc.(1)	55,755	643,413
Opko Health, Inc.(1)	95,756	637,735
PDL BioPharma, Inc.	83,258	644,417
Pharmacyclics, Inc.(1)	32,436	2,643,534
Seattle Genetics, Inc.(1)	59,500	2,198,525
Theravance, Inc.(1)	41,128	1,388,070
		24,405,740
BUILDING PRODUCTS — 2.8%
American Woodmark Corp.(1)	44,157	1,485,883
Apogee Enterprises, Inc.	97,368	2,480,937
Builders FirstSource, Inc.(1)	442,315	2,737,930
Fortune Brands Home & Security, Inc.(1)	50,144	1,824,740
Lennox International, Inc.	30,617	1,898,254
		10,427,744
CAPITAL MARKETS — 0.9%
HFF, Inc., Class A	67,030	1,404,278
Triangle Capital Corp.	70,547	1,973,200
		3,377,478
CHEMICALS — 0.7%
Flotek Industries, Inc.(1)	46,629	747,929
H.B. Fuller Co.	47,180	1,788,122
		2,536,051
COMMERCIAL BANKS — 3.5%
Banco Latinoamericano de Comercio Exterior SA E Shares	38,582	875,425
Cathay General Bancorp.	105,918	2,087,644
First Financial Bankshares, Inc.	36,126	1,784,986
Home Bancshares, Inc.	70,897	2,816,029
Pinnacle Financial Partners, Inc.(1)	91,130	2,211,725
Signature Bank(1)	25,618	1,834,505
Texas Capital Bancshares, Inc.(1)	33,797	1,407,983
		13,018,297
COMMERCIAL SERVICES AND SUPPLIES — 2.4%
Deluxe Corp.	89,252	3,404,071
G&K Services, Inc., Class A	65,362	3,071,361
Mobile Mini, Inc.(1)	32,886	925,083
US Ecology, Inc.	59,474	1,617,693
		9,018,208
COMMUNICATIONS EQUIPMENT — 1.4%
Aruba Networks, Inc.(1)	141,829	3,189,734
InterDigital, Inc.	29,481	1,309,251
Ixia(1)	48,073	791,763
		5,290,748
COMPUTERS AND PERIPHERALS — 0.2%
Electronics for Imaging, Inc.(1)	32,931	879,916
CONSTRUCTION AND ENGINEERING — 0.8%
MasTec, Inc.(1)	102,120	2,838,936
CONSTRUCTION MATERIALS — 2.0%
Eagle Materials, Inc.	60,941	4,128,752
Headwaters, Inc.(1)	300,866	3,267,405
7,396,157

8

Shares	Value
CONTAINERS AND PACKAGING — 0.3%
Packaging Corp. of America	21,890	$ 1,041,088
DISTRIBUTORS — 0.7%
Pool Corp.	54,477	2,670,463
DIVERSIFIED CONSUMER SERVICES — 0.4%
Grand Canyon Education, Inc.(1)	63,278	1,618,018
DIVERSIFIED FINANCIAL SERVICES — 0.2%
MarketAxess Holdings, Inc.	20,979	887,831
ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc.	24,110	1,759,066
Belden, Inc.	31,812	1,572,149
Franklin Electric Co., Inc.	44,044	1,425,704
		4,756,919
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.1%
Audience, Inc.(1)	63,444	938,337
Cognex Corp.	37,775	1,499,668
Littelfuse, Inc.	26,294	1,835,847
OSI Systems, Inc.(1)	8,414	482,122
RealD, Inc.(1)	76,370	1,143,259
Vishay Intertechnology, Inc.(1)	132,560	1,861,142
		7,760,375
ENERGY EQUIPMENT AND SERVICES — 2.2%
Bristow Group, Inc.	15,756	995,779
Dril-Quip, Inc.(1)	41,748	3,494,725
Geospace Technologies Corp.(1)	8,170	689,303
Hornbeck Offshore Services, Inc.(1)	48,762	2,190,389
Matrix Service Co.(1)	56,601	850,713
		8,220,909
FOOD AND STAPLES RETAILING — 1.3%
Andersons, Inc. (The)	38,236	2,084,627
Casey’s General Stores, Inc.	21,820	1,263,596
United Natural Foods, Inc.(1)	28,037	1,400,168
		4,748,391
FOOD PRODUCTS — 2.6%
Hain Celestial Group, Inc. (The)(1)	32,451	2,117,428
J&J Snack Foods Corp.	24,839	1,863,422
Post Holdings, Inc.(1)	59,931	2,624,378
TreeHouse Foods, Inc.(1)	45,621	2,906,514
		9,511,742
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.9%
Abaxis, Inc.	17,779	758,986
Align Technology, Inc.(1)	47,631	1,577,539
Analogic Corp.	8,559	680,269
Arthrocare Corp.(1)	17,916	620,789
Conceptus, Inc.(1)	20,150	624,851
Cyberonics, Inc.(1)	19,324	839,048
DexCom, Inc.(1)	48,716	799,430
Endologix, Inc.(1)	41,779	627,521
Haemonetics Corp.(1)	47,919	1,844,881
HeartWare International, Inc.(1)	10,677	1,037,804
ICU Medical, Inc.(1)	9,845	593,161
Insulet Corp.(1)	35,371	892,764
Masimo Corp.	38,299	768,278
Meridian Bioscience, Inc.	33,994	689,738
Neogen Corp.(1)	17,884	909,044
NxStage Medical, Inc.(1)	46,527	519,707
Orthofix International NV(1)	13,084	423,922
STERIS Corp.	48,662	2,023,853
Volcano Corp.(1)	39,119	793,724
West Pharmaceutical Services, Inc.	15,948	1,018,439
		18,043,748
HEALTH CARE PROVIDERS AND SERVICES — 3.5%
Acadia Healthcare Co., Inc.(1)	19,436	613,206
Accretive Health, Inc.(1)	31,889	336,110
Air Methods Corp.	38,107	1,394,335
Bio-Reference Labs, Inc.(1)	21,915	558,833
Centene Corp.(1)	34,791	1,607,344
Chemed Corp.	13,612	1,111,011
Emeritus Corp.(1)	25,488	655,042
HealthSouth Corp.(1)	46,126	1,268,465
IPC The Hospitalist Co., Inc.(1)	13,585	619,748
Landauer, Inc.	8,606	480,817
MWI Veterinary Supply, Inc.(1)	12,370	1,456,073
Owens & Minor, Inc.	31,048	1,011,233
Team Health Holdings, Inc.(1)	22,860	852,221
WellCare Health Plans, Inc.(1)	15,978	931,677
		12,896,115
HEALTH CARE TECHNOLOGY — 1.7%
athenahealth, Inc.(1)	23,748	2,285,982
Computer Programs & Systems, Inc.	10,197	534,935
HMS Holdings Corp.(1)	79,417	2,002,103
Medidata Solutions, Inc.(1)	15,737	1,044,307
Quality Systems, Inc.	32,769	585,582
		6,452,909
HOTELS, RESTAURANTS AND LEISURE — 4.1%
AFC Enterprises, Inc.(1)	55,082	1,756,014
Bloomin’ Brands, Inc.(1)	52,170	1,134,698

9

Shares	Value
Cedar Fair LP	63,931	$ 2,685,102
Domino’s Pizza, Inc.	43,240	2,386,848
Papa John’s International, Inc.(1)	63,028	3,970,764
Six Flags Entertainment Corp.	45,185	3,292,631
		15,226,057
HOUSEHOLD DURABLES — 3.4%
M.D.C. Holdings, Inc.	102,130	3,840,088
M/I Homes, Inc.(1)	174,361	4,289,280
Standard Pacific Corp.(1)	493,975	4,470,474
		12,599,842
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	20,194	677,509
INSURANCE — 0.9%
AMERISAFE, Inc.	37,257	1,216,814
Amtrust Financial Services, Inc.	23,129	732,264
ProAssurance Corp.	27,886	1,366,135
		3,315,213
INTERNET AND CATALOG RETAIL — 0.5%
HSN, Inc.	32,856	1,727,568
INTERNET SOFTWARE AND SERVICES — 3.5%
Angie’s List, Inc.(1)	59,875	1,451,370
CoStar Group, Inc.(1)	27,094	2,937,260
Market Leader, Inc.(1)	133,374	1,336,407
NIC, Inc.	50,796	855,405
OpenTable, Inc.(1)	17,732	982,175
ValueClick, Inc.(1)	95,917	2,959,999
Web.com Group, Inc.(1)	151,839	2,641,999
		13,164,615
IT SERVICES — 2.5%
Computer Task Group, Inc.	46,326	950,609
FleetCor Technologies, Inc.(1)	33,053	2,541,776
Heartland Payment Systems, Inc.	66,000	2,170,740
MAXIMUS, Inc.	24,001	1,912,640
WEX, Inc.(1)	22,078	1,673,071
		9,248,836
LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Brunswick Corp.	50,613	1,602,408
Polaris Industries, Inc.	13,276	1,144,258
		2,746,666
LIFE SCIENCES TOOLS AND SERVICES — 0.5%
Luminex Corp.(1)	35,121	584,062
PAREXEL International Corp.(1)	33,649	1,377,927
		1,961,989
MACHINERY — 3.9%
Chart Industries, Inc.(1)	16,770	1,422,264
CLARCOR, Inc.	19,921	1,029,916
Graham Corp.	31,270	759,861
ITT Corp.	75,395	2,080,902
John Bean Technologies Corp.	41,307	856,707
Lindsay Corp.	13,556	1,041,372
Middleby Corp.(1)	32,385	4,844,148
Mueller Water Products, Inc. Class A	266,736	1,579,077
Standex International Corp.	18,978	1,003,936
		14,618,183
MEDIA — 1.4%
Entravision Communications Corp., Class A	257,254	993,001
Regal Entertainment Group Class A	109,530	1,964,968
Sinclair Broadcast Group, Inc., Class A	81,854	2,193,687
		5,151,656
MULTILINE RETAIL — 0.1%
Dillard’s, Inc., Class A	6,334	521,985
OIL, GAS AND CONSUMABLE FUELS — 2.7%
Global Partners LP	27,303	974,717
Gulfport Energy Corp.(1)	96,189	5,020,104
Kodiak Oil & Gas Corp.(1)	151,385	1,185,345
Rosetta Resources, Inc.(1)	64,697	2,776,148
		9,956,314
PAPER AND FOREST PRODUCTS — 1.2%
KapStone Paper and Packaging Corp.	80,238	2,373,440
Louisiana-Pacific Corp.(1)	50,832	921,076
Neenah Paper, Inc.	41,861	1,203,922
		4,498,438
PERSONAL PRODUCTS — 0.6%
Prestige Brands Holdings, Inc.(1)	77,496	2,088,517
PHARMACEUTICALS — 2.4%
Akorn, Inc.(1)	43,815	659,416
Auxilium Pharmaceuticals, Inc.(1)	33,062	493,616
Impax Laboratories, Inc.(1)	44,597	780,447
Jazz Pharmaceuticals plc(1)	27,178	1,585,836
Medicines Co. (The)(1)	36,793	1,242,132
Nektar Therapeutics(1)	60,455	655,332
Optimer Pharmaceuticals, Inc.(1)	41,018	633,318
Questcor Pharmaceuticals, Inc.	36,826	1,132,031

10

Shares	Value

Santarus, Inc.(1)	42,761	$ 785,520
VIVUS, Inc.(1)	66,596	885,061
		8,852,709
PROFESSIONAL SERVICES — 2.5%
Barrett Business Services, Inc.	44,798	2,371,606
Huron Consulting Group, Inc.(1)	53,551	2,237,361
On Assignment, Inc.(1)	120,171	2,916,550
WageWorks, Inc.(1)	64,900	1,662,089
		9,187,606
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.1%
Brandywine Realty Trust	83,569	1,247,685
CBL & Associates Properties, Inc.	74,797	1,805,600
Geo Group, Inc. (The)	37,420	1,401,379
Hersha Hospitality Trust	169,326	1,012,569
National Retail Properties, Inc.	69,025	2,738,912
Omega Healthcare Investors, Inc.	76,707	2,521,359
PennyMac Mortgage Investment Trust	48,650	1,228,412
Sovran Self Storage, Inc.	26,271	1,802,191
Weingarten Realty Investors	37,755	1,286,313
		15,044,420
ROAD AND RAIL — 1.2%
Avis Budget Group, Inc.(1)	60,900	1,756,356
Saia, Inc.(1)	40,440	1,654,805
Swift Transportation Co.(1)	64,357	902,285
		4,313,446
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.3%
Cavium Networks, Inc.(1)	28,860	907,647
Cirrus Logic, Inc.(1)	26,806	517,624
Diodes, Inc.(1)	56,684	1,148,418
Photronics, Inc.(1)	198,666	1,567,475
Power Integrations, Inc.	42,303	1,751,767
Semtech Corp.(1)	84,498	2,709,851
Skyworks Solutions, Inc.(1)	75,950	1,676,216
Ultratech, Inc.(1)	65,655	1,934,853
		12,213,851
SOFTWARE — 5.2%
Aspen Technology, Inc.(1)	105,189	3,206,161
Bottomline Technologies (de), Inc.(1)	48,352	1,266,823
CommVault Systems, Inc.(1)	25,559	1,879,609
Informatica Corp.(1)	49,322	1,624,174
Interactive Intelligence, Inc.(1)	31,431	1,302,186
Monotype Imaging Holdings, Inc.	77,759	1,803,231
PROS Holdings, Inc.(1)	41,013	1,063,057
QLIK Technologies, Inc.(1)	72,336	1,881,459
SolarWinds, Inc.(1)	23,233	1,181,398
Synchronoss Technologies, Inc.(1)	25,264	715,982
Tangoe, Inc.(1)	63,292	813,935
Tyler Technologies, Inc.(1)	19,010	1,202,192
Ultimate Software Group, Inc.(1)	12,851	1,241,278
		19,181,485
SPECIALTY RETAIL — 3.0%
Cabela’s, Inc.(1)	28,995	1,861,479
Conn’s, Inc.(1)	35,792	1,550,152
DSW, Inc., Class A	7,884	521,290
Lithia Motors, Inc., Class A	83,774	4,148,488
Penske Automotive Group, Inc.	48,986	1,514,647
Tractor Supply Co.	14,715	1,577,007
		11,173,063
TEXTILES, APPAREL AND LUXURY GOODS — 1.3%
Fifth & Pacific Cos., Inc.(1)	68,160	1,405,459
G-III Apparel Group Ltd.(1)	17,682	718,950
Iconix Brand Group, Inc.(1)	87,963	2,520,140
		4,644,549
THRIFTS AND MORTGAGE FINANCE — 0.2%
Rockville Financial, Inc.	55,421	720,473
TRADING COMPANIES AND DISTRIBUTORS — 3.6%
Applied Industrial Technologies, Inc.	18,296	773,006
Beacon Roofing Supply, Inc.(1)	59,033	2,250,928
DXP Enterprises, Inc.(1)	31,467	2,104,513
H&E Equipment Services, Inc.	110,586	2,251,531
United Rentals, Inc.(1)	84,908	4,467,010
Watsco, Inc.	18,729	1,580,353
		13,427,341
TOTAL COMMON STOCKS (Cost $264,746,649)		362,065,990
Temporary Cash Investments — 2.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $1,173,645), in a joint trading account at 0.12%, dated 4/30/13, due 5/1/13 (Delivery value $1,150,588)		1,150,584

11

Shares	Value

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15,

valued at $7,039,478), in a joint trading account at 0.09%, dated 4/30/13, due 5/1/13 (Delivery value $6,903,519)

		$ 6,903,502
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 8/15/39, valued at $1,174,838), in a joint trading account at 0.08%, dated 4/30/13, due 5/1/13 (Delivery value $1,150,587)		1,150,584
SSgA U.S. Government Money Market Fund	535,740	535,740
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,740,410)		9,740,410
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $274,487,059)		371,806,400
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,086,293)
TOTAL NET ASSETS — 100.0%		$370,720,107

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $274,487,059)	$371,806,400
Receivable for investments sold	5,417,036
Receivable for capital shares sold	181,004
Dividends and interest receivable	106,989
377,511,429

Liabilities
Payable for investments purchased	6,173,201
Payable for capital shares redeemed	176,015
Accrued management fees	410,499
Distribution and service fees payable	31,607
6,791,322

Net Assets	$370,720,107

Net Assets Consist of:
Capital (par value and paid-in surplus)	$492,729,754
Accumulated net investment loss	(1,442,863)
Accumulated net realized loss	(217,886,125)
Net unrealized appreciation	97,319,341
$370,720,107

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$164,827,502	16,302,571	$10.11
Institutional Class, $0.01 Par Value	$90,549,318	8,856,683	$10.22
A Class, $0.01 Par Value	$100,622,163	10,138,298	$9.92*
B Class, $0.01 Par Value	$1,265,238	134,346	$9.42
C Class, $0.01 Par Value	$11,862,729	1,255,035	$9.45
R Class, $0.01 Par Value	$1,593,157	161,866	$9.84

 * Maximum offering price $10.53 (net asset value divided by 0.9425).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$2,532,471
Interest	4,259
2,536,730

Expenses:
Management fees	2,416,904
Distribution and service fees:
A Class	120,935
B Class	6,933
C Class	56,616
R Class	3,898
Directors’ fees and expenses	7,860
2,613,146

Net investment income (loss)	(76,416)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	25,956,585
Change in net unrealized appreciation (depreciation) on investments	24,083,307

Net realized and unrealized gain (loss)	50,039,892

Net Increase (Decrease) in Net Assets Resulting from Operations	$49,963,476

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$(76,416)	$(666,499)
Net realized gain (loss)	25,956,585	31,132,021
Change in net unrealized appreciation (depreciation)	24,083,307	2,658,560
Net increase (decrease) in net assets resulting from operations	49,963,476	33,124,082

Distributions to Shareholders
From net investment income:
Investor Class	(290,567)	—
Institutional Class	(245,683)	—
A Class	(133,149)	—
R Class	(1,075)	—
Decrease in net assets from distributions	(670,474)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(31,847,046)	(83,545,081)

Redemption Fees
Increase in net assets from redemption fees	12,220	24,643

Net increase (decrease) in net assets	17,458,176	(50,396,356)

Net Assets
Beginning of period	353,261,931	403,658,287
End of period	$370,720,107	$353,261,931

Accumulated net investment loss	$(1,442,863)	$(695,973)

 See Notes to Financial Statements.

15

Notes to Financial Statements

April 30, 2013 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

16

 If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

17

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. Prior to November 14, 2011, the redemption fee applied to shares held less than 180 days.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.100% to 1.500% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2013 was 1.43% for the Investor Class, A Class, B Class, C Class and R Class and 1.23% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2013 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

18

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $126,325,253 and $158,128,447, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2013		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	165,000,000		165,000,000
Sold	2,324,146	$ 22,344,821	2,453,283	$ 21,315,951
Issued in reinvestment of distributions	24,882	222,449	—	—
Redeemed	(2,434,520)	(22,455,111)	(6,694,205)	(56,972,418)
	(85,492)	112,159	(4,240,922)	(35,656,467)
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	415,554	3,879,882	1,541,330	13,151,985
Issued in reinvestment of distributions	15,913	143,690	—	—
Redeemed	(2,392,846)	(22,786,010)	(3,700,610)	(31,789,664)
	(1,961,379)	(18,762,438)	(2,159,280)	(18,637,679)
A Class/Shares Authorized	110,000,000		110,000,000
Sold	659,600	6,207,961	959,987	8,050,146
Issued in reinvestment of distributions	14,402	126,446	—	—
Redeemed	(1,966,276)	(17,793,321)	(4,114,005)	(34,423,505)
	(1,292,274)	(11,458,914)	(3,154,018)	(26,373,359)
B Class/Shares Authorized	20,000,000		20,000,000
Sold	232	2,093	2,663	22,559
Redeemed	(63,574)	(551,267)	(93,983)	(748,733)
	(63,342)	(549,174)	(91,320)	(726,174)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	74,320	666,455	140,410	1,130,008
Redeemed	(189,609)	(1,662,526)	(432,945)	(3,478,706)
	(115,289)	(996,071)	(292,535)	(2,348,698)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	15,650	146,010	90,711	749,242
Issued in reinvestment of distributions	123	1,075	—	—
Redeemed	(37,192)	(339,693)	(67,748)	(551,946)
	(21,419)	(192,608)	22,963	197,296
Net increase (decrease)	(3,539,195)	$(31,847,046)	(9,915,112)	$(83,545,081)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

19

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$362,065,990	—	—
Temporary Cash Investments	535,740	$9,204,670	—
Total Value of Investment Securities	$362,601,730	$9,204,670	—

 7. Risk Factors

The fund concentrates its investments in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$276,219,425
Gross tax appreciation of investments	$99,664,355
Gross tax depreciation of investments	(4,077,380)
Net tax appreciation (depreciation) of investments	$95,586,975

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2012, the fund had accumulated short-term capital losses of $(242,009,573), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2014	2016	2017
$(4,467,024)	$(125,173,360)	$(112,369,189)

As of October 31, 2012, the fund had late-year ordinary loss deferrals of $(403,039), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(4)	$8.79	—(5)	1.34	1.34	(0.02)	—	(0.02)	$10.11	15.26%	1.43%(6)	0.01%(6)	36%	$164,828
2012	$8.06	(0.01)	0.74	0.73	—	—	—	$8.79	9.06%	1.42%	(0.12)%	62%	$144,021
2011	$7.45	(0.07)	0.68	0.61	—	—	—	$8.06	8.19%	1.40%	(0.84)%	108%	$166,243
2010	$5.47	(0.03)	2.01	1.98	—	—	—	$7.45	36.20%	1.42%	(0.48)%	183%	$142,793
2009	$5.57	(0.02)	(0.08)	(0.10)	—	—	—	$5.47	(1.80)%	1.41%	(0.40)%	204%	$170,125
2008	$9.42	(0.04)	(3.73)	(3.77)	—	(0.08)	(0.08)	$5.57	(40.34)%	1.36%	(0.49)%	148%	$222,017
Institutional Class
2013(4)	$8.88	0.01	1.35	1.36	(0.02)	—	(0.02)	$10.22	15.39%	1.23%(6)	0.21%(6)	36%	$90,549
2012	$8.13	0.01	0.74	0.75	—	—	—	$8.88	9.23%	1.22%	0.08%	62%	$96,092
2011	$7.50	(0.05)	0.68	0.63	—	—	—	$8.13	8.40%	1.20%	(0.64)%	108%	$105,520
2010	$5.49	(0.02)	2.03	2.01	—	—	—	$7.50	36.61%	1.22%	(0.28)%	183%	$114,513
2009	$5.59	(0.01)	(0.09)	(0.10)	—	—	—	$5.49	(1.79)%	1.21%	(0.20)%	204%	$108,261
2008	$9.43	(0.02)	(3.74)	(3.76)	—	(0.08)	(0.08)	$5.59	(40.19)%	1.16%	(0.29)%	148%	$91,791
A Class
2013(4)	$8.63	(0.01)	1.31	1.30	(0.01)	—	(0.01)	$9.92	15.22%	1.68%(6)	(0.24)%(6)	36%	$100,622
2012	$7.94	(0.03)	0.72	0.69	—	—	—	$8.63	8.69%	1.67%	(0.37)%	62%	$98,665
2011	$7.35	(0.09)	0.68	0.59	—	—	—	$7.94	8.03%	1.65%	(1.09)%	108%	$115,741
2010	$5.41	(0.05)	1.99	1.94	—	—	—	$7.35	35.86%	1.67%	(0.73)%	183%	$126,763
2009	$5.53	(0.03)	(0.09)	(0.12)	—	—	—	$5.41	(2.17)%	1.66%	(0.65)%	204%	$114,026
2008	$9.37	(0.06)	(3.70)	(3.76)	—	(0.08)	(0.08)	$5.53	(40.45)%	1.61%	(0.74)%	148%	$129,791

21

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
B Class
2013(4)	$8.21	(0.04)	1.25	1.21	—	—	—	$9.42	14.74%	2.43%(6)	(0.99)%(6)	36%	$1,265
2012	$7.60	(0.09)	0.70	0.61	—	—	—	$8.21	8.03%	2.42%	(1.12)%	62%	$1,623
2011	$7.10	(0.15)	0.65	0.50	—	—	—	$7.60	7.04%	2.40%	(1.84)%	108%	$2,197
2010	$5.26	(0.09)	1.93	1.84	—	—	—	$7.10	34.98%	2.42%	(1.48)%	183%	$3,107
2009	$5.41	(0.07)	(0.08)	(0.15)	—	—	—	$5.26	(2.77)%	2.41%	(1.40)%	204%	$2,976
2008	$9.25	(0.11)	(3.65)	(3.76)	—	(0.08)	(0.08)	$5.41	(40.97)%	2.36%	(1.49)%	148%	$2,846
C Class
2013(4)	$8.24	(0.04)	1.25	1.21	—	—	—	$9.45	14.68%	2.43%(6)	(0.99)%(6)	36%	$11,863
2012	$7.63	(0.09)	0.70	0.61	—	—	—	$8.24	7.99%	2.42%	(1.12)%	62%	$11,291
2011	$7.13	(0.15)	0.65	0.50	—	—	—	$7.63	7.01%	2.40%	(1.84)%	108%	$12,691
2010	$5.28	(0.09)	1.94	1.85	—	—	—	$7.13	35.04%	2.42%	(1.48)%	183%	$13,476
2009	$5.44	(0.07)	(0.09)	(0.16)	—	—	—	$5.28	(2.94)%	2.41%	(1.40)%	204%	$11,608
2008	$9.29	(0.11)	(3.66)	(3.77)	—	(0.08)	(0.08)	$5.44	(40.91)%	2.36%	(1.49)%	148%	$12,983
R Class
2013(4)	$8.56	(0.02)	1.31	1.29	(0.01)	—	(0.01)	$9.84	15.04%	1.93%(6)	(0.49)%(6)	36%	$1,593
2012	$7.89	(0.04)	0.71	0.67	—	—	—	$8.56	8.49%	1.92%	(0.62)%	62%	$1,570
2011	$7.33	(0.11)	0.67	0.56	—	—	—	$7.89	7.64%	1.90%	(1.34)%	108%	$1,266
2010	$5.41	(0.06)	1.98	1.92	—	—	—	$7.33	35.49%	1.92%	(0.98)%	183%	$998
2009	$5.54	(0.06)	(0.07)	(0.13)	—	—	—	$5.41	(2.35)%	1.91%	(0.90)%	204%	$545
2008	$9.42	(0.06)	(3.74)	(3.80)	—	(0.08)	(0.08)	$5.54	(40.66)%	1.86%	(0.99)%	148%	$108

22

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.
(4)	Six months ended April 30, 2013 (unaudited).
(5)	Per-share amount was less than $0.005.
(6)	Annualized.

See Notes to Financial Statements.

23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

24

 Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78705 1306

SEMIANNUAL REPORT          APRIL 30, 2013

Ultra® Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	20
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

 Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCUX	10.95%	8.46%	5.02%	6.25%	11.11%	11/2/81
Russell 1000 Growth Index	—	13.71%	12.60%	6.65%	8.07%	10.36%	—
S&P 500 Index	—	14.42%	16.89%	5.21%	7.88%	11.42%	—
Institutional Class	TWUIX	11.01%	8.66%	5.23%	6.46%	5.41%	11/14/96
A Class(2) No sales charge* With sales charge*	TWUAX	10.78% 4.40%	8.17% 1.93%	4.75% 3.52%	5.99% 5.37%	5.16% 4.79%	10/2/96
C Class No sales charge* With sales charge*	TWCCX	10.35% 9.35%	7.39% 7.39%	3.97% 3.97%	5.21% 5.21%	3.20% 3.20%	10/29/01
R Class	AULRX	10.68%	7.92%	4.50%	—	4.79%	8/29/03

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.99%	0.79%	1.24%	1.99%	1.49%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
Apple, Inc.	7.2%
Google, Inc. Class A	5.1%
Gilead Sciences, Inc.	3.5%
Philip Morris International, Inc.	2.7%
Amazon.com, Inc.	2.5%
Monsanto Co.	2.5%
Costco Wholesale Corp.	2.4%
QUALCOMM, Inc.	2.4%
Starbucks Corp.	2.3%
MasterCard, Inc., Class A	2.1%

Top Five Industries	% of net assets
Internet Software and Services	8.8%
Computers and Peripherals	8.5%
Biotechnology	6.3%
Machinery	5.6%
Food and Staples Retailing	4.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	(0.2)%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 – 4/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,109.50	$5.18	0.99%
Institutional Class	$1,000	$1,110.10	$4.13	0.79%
A Class	$1,000	$1,107.80	$6.48	1.24%
C Class	$1,000	$1,103.50	$10.38	1.99%
R Class	$1,000	$1,106.80	$7.78	1.49%
Hypothetical
Investor Class	$1,000	$1,019.89	$4.96	0.99%
Institutional Class	$1,000	$1,020.88	$3.96	0.79%
A Class	$1,000	$1,018.65	$6.21	1.24%
C Class	$1,000	$1,014.93	$9.94	1.99%
R Class	$1,000	$1,017.41	$7.45	1.49%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.7%
AEROSPACE AND DEFENSE — 2.6%
Boeing Co. (The)	952,000	$87,022,320
United Technologies Corp.	976,000	89,099,040
		176,121,360
AUTO COMPONENTS — 0.5%
BorgWarner, Inc.(1)	457,000	35,723,690
AUTOMOBILES — 0.7%
Tesla Motors, Inc.(1)	904,000	48,806,960
BEVERAGES — 1.5%
Coca-Cola Co. (The)	2,430,000	102,861,900
BIOTECHNOLOGY — 6.3%
Alexion Pharmaceuticals, Inc.(1)	544,000	53,312,000
Celgene Corp.(1)	1,113,000	131,411,910
Gilead Sciences, Inc.(1)	4,640,000	234,969,600
		419,693,510
CAPITAL MARKETS — 2.1%
Franklin Resources, Inc.	429,000	66,349,140
T. Rowe Price Group, Inc.	994,000	72,065,000
		138,414,140
CHEMICALS — 4.3%
Ecolab, Inc.	761,001	64,395,905
Monsanto Co.	1,550,000	165,571,000
Potash Corp. of Saskatchewan, Inc.	1,299,000	54,687,900
		284,654,805
COMMUNICATIONS EQUIPMENT — 2.4%
Palo Alto Networks, Inc.(1)	19,106	1,033,635
QUALCOMM, Inc.	2,538,000	156,391,560
		157,425,195
COMPUTERS AND PERIPHERALS — 8.5%
Apple, Inc.	1,085,000	480,383,750
EMC Corp.(1)	3,843,000	86,198,490
		566,582,240
CONSUMER FINANCE — 1.0%
American Express Co.	935,000	63,963,350
DIVERSIFIED FINANCIAL SERVICES — 0.9%
JPMorgan Chase & Co.	1,282,000	62,830,820
ELECTRICAL EQUIPMENT — 2.9%
Eaton Corp. plc	1,376,999	84,561,508
Emerson Electric Co.	1,957,000	108,633,070
		193,194,578
ENERGY EQUIPMENT AND SERVICES — 1.9%
Core Laboratories NV	264,000	38,221,920
Schlumberger Ltd.	1,143,000	85,073,490
		123,295,410
FOOD AND STAPLES RETAILING — 4.8%
Costco Wholesale Corp.	1,446,000	156,789,780
Wal-Mart Stores, Inc.	1,234,000	95,906,480
Whole Foods Market, Inc.	763,000	67,388,160
		320,084,420
FOOD PRODUCTS — 1.9%
Mead Johnson Nutrition Co.	731,000	59,276,790
Nestle SA	974,000	69,556,464
		128,833,254
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.9%
HeartWare International, Inc.(1)	137,000	13,316,400
Intuitive Surgical, Inc.(1)	94,556	46,548,973
St. Jude Medical, Inc.	473,000	19,497,060
Varian Medical Systems, Inc.(1)	684,000	44,555,760
		123,918,193
HEALTH CARE PROVIDERS AND SERVICES — 3.4%
Express Scripts Holding Co.(1)	2,189,000	129,960,930
UnitedHealth Group, Inc.	1,568,000	93,970,240
		223,931,170
HEALTH CARE TECHNOLOGY — 1.0%
Cerner Corp.(1)	696,000	67,351,920
HOTELS, RESTAURANTS AND LEISURE — 3.9%
McDonald’s Corp.	1,010,000	103,161,400
Starbucks Corp.	2,554,000	155,385,360
		258,546,760
HOUSEHOLD PRODUCTS — 1.3%
Colgate-Palmolive Co.	716,000	85,497,560
INSURANCE — 1.2%
MetLife, Inc.	2,047,000	79,812,530
INTERNET AND CATALOG RETAIL — 2.5%
Amazon.com, Inc.(1)	654,000	165,991,740
INTERNET SOFTWARE AND SERVICES — 8.8%
Baidu, Inc. ADR(1)	368,000	31,592,800
Facebook, Inc. Class A(1)	2,544,000	70,621,440
Google, Inc. Class A(1)	411,313	339,156,360
LinkedIn Corp., Class A(1)	561,000	107,762,490
Tencent Holdings Ltd.	987,000	33,857,516
		582,990,606
IT SERVICES — 2.7%
MasterCard, Inc., Class A	247,000	136,573,710
Teradata Corp.(1)	783,000	39,987,810
		176,561,520

8

MACHINERY — 5.6%	Shares	Value
Cummins, Inc.	710,000	$75,536,900
Donaldson Co., Inc.	872,028	31,724,379
Joy Global, Inc.	1,167,000	65,958,840
Parker-Hannifin Corp.	1,062,000	94,061,340
WABCO Holdings, Inc.(1)	885,000	63,923,550
Wabtec Corp.	424,000	44,494,560
		375,699,569
MEDIA — 2.6%
Time Warner, Inc.	1,421,000	84,947,380
Walt Disney Co. (The)	1,396,000	87,724,640
		172,672,020
OIL, GAS AND CONSUMABLE FUELS — 2.4%
EOG Resources, Inc.	331,000	40,103,960
Exxon Mobil Corp.	745,000	66,297,550
Occidental Petroleum Corp.	599,000	53,466,740
		159,868,250
PERSONAL PRODUCTS — 1.5%
Estee Lauder Cos., Inc. (The), Class A	1,438,000	99,725,300
PHARMACEUTICALS — 1.5%
Pfizer, Inc.	3,543,000	102,995,010
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Altera Corp.	1,474,000	47,182,740
Linear Technology Corp.	1,531,000	55,881,500
		103,064,240
SOFTWARE — 4.6%
Microsoft Corp.	805,000	26,645,500
NetSuite, Inc.(1)	416,000	36,591,360
Oracle Corp.	3,680,000	120,630,400
Salesforce.com, Inc.(1)	1,732,000	71,202,520
VMware, Inc., Class A(1)	418,000	29,469,000
Workday, Inc.(1)	389,000	24,370,850
		308,909,630
SPECIALTY RETAIL — 3.8%
O’Reilly Automotive, Inc.(1)	685,000	73,514,200
Tiffany & Co.	676,000	49,807,680
TJX Cos., Inc. (The)	2,616,000	127,582,320
		250,904,200

	Shares/ Principal Amount	Value
TEXTILES, APPAREL AND LUXURY GOODS — 3.4%
Burberry Group plc	1,729,000	$35,881,510
Lululemon Athletica, Inc.(1)	436,000	33,192,680
NIKE, Inc., Class B	1,688,000	107,356,800
Under Armour, Inc. Class A(1)	895,000	51,086,600
		227,517,590
TOBACCO — 2.7%
Philip Morris International, Inc.	1,871,000	178,848,890
TOTAL COMMON STOCKS (Cost $3,580,325,857)		6,567,292,330
Temporary Cash Investments — 1.5%
Federal Home Loan Bank Discount Notes, 0.00%, 5/1/13(2)	$70,000,000	70,000,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $3,398,214), in a joint trading account at 0.12%, dated 4/30/13, due 5/1/13 (Delivery value $3,331,451)		3,331,440
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $20,382,352), in a joint trading account at 0.09%, dated 4/30/13, due 5/1/13 (Delivery value $19,988,694)		19,988,644
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 8/15/39, valued at $3,401,668), in a joint trading account at 0.08%, dated 4/30/13, due 5/1/13 (Delivery value $3,331,448)		3,331,441
SSgA U.S. Government Money Market Fund	1,551,311	1,551,311
TOTAL TEMPORARY CASH INVESTMENTS (Cost $98,202,836)		98,202,836
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $3,678,528,693)		6,665,495,166
OTHER ASSETS AND LIABILITIES — (0.2)%		(11,522,582)
TOTAL NET ASSETS — 100.0%		$6,653,972,584

9

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
54,931,165	CHF for USD	Credit Suisse AG	5/31/13	$59,093,973	$(798,272)
19,487,559	GBP for USD	Credit Suisse AG	5/31/13	30,265,168	(70,169)
				$89,359,141	$(868,441)

 (Value on Settlement Date $88,490,700)

Notes to Schedule of Investments

ADR = American Depositary Receipt

CHF = Swiss Franc

GBP = British Pound

USD = United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,678,528,693)	$6,665,495,166
Foreign currency holdings, at value (cost of $204,797)	201,438
Receivable for capital shares sold	717,151
Dividends and interest receivable	2,188,048
6,668,601,803

Liabilities
Payable for investments purchased	4,510,910
Payable for capital shares redeemed	3,915,220
Unrealized loss on forward foreign currency exchange contracts	868,441
Accrued management fees	5,317,777
Distribution and service fees payable	16,871
14,629,219

Net Assets	$6,653,972,584

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,829,185,263
Undistributed net investment income	15,266,409
Accumulated net realized loss	(176,565,673)
Net unrealized appreciation	2,986,086,585
$6,653,972,584

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$6,504,150,510	229,444,383	$28.35
Institutional Class, $0.01 Par Value	$77,510,787	2,666,955	$29.06
A Class, $0.01 Par Value	$64,912,375	2,364,614	$27.45*
C Class, $0.01 Par Value	$1,666,367	66,307	$25.13
R Class, $0.01 Par Value	$5,732,545	210,861	$27.19

 *Maximum offering price $29.12 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $460,443)	$56,036,983
Interest	41,797
56,078,780

Expenses:
Management fees	31,587,382
Distribution and service fees:
A Class	79,158
C Class	7,879
R Class	14,399
Directors’ fees and expenses	106,480
Other expenses	203
31,795,501

Net investment income (loss)	24,283,279

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	299,853,832
Foreign currency transactions	2,012,816
301,866,648

Change in net unrealized appreciation (depreciation) on:
Investments	345,001,437
Translation of assets and liabilities in foreign currencies	(676,793)
344,324,644

Net realized and unrealized gain (loss)	646,191,292

Net Increase (Decrease) in Net Assets Resulting from Operations	$670,474,571

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$24,283,279	$16,322,659
Net realized gain (loss)	301,866,648	67,018,612
Change in net unrealized appreciation (depreciation)	344,324,644	500,109,640
Net increase (decrease) in net assets resulting from operations	670,474,571	583,450,911

Distributions to Shareholders
From net investment income:
Investor Class	(31,423,524)	—
Institutional Class	(288,697)	—
A Class	(284,451)	—
C Class	(3,847)	—
R Class	(22,083)	—
Decrease in net assets from distributions	(32,022,602)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(301,629,328)	(371,178,954)

Net increase (decrease) in net assets	336,822,641	212,271,957

Net Assets
Beginning of period	6,317,149,943	6,104,877,986
End of period	$6,653,972,584	$6,317,149,943

Undistributed net investment income	$15,266,409	$23,005,732

 See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2013 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2013 was 0.99% for the Investor Class, A Class, C Class and R Class and 0.79% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $755,656,010 and $1,012,219,361, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2013		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,500,000,000		3,500,000,000
Sold	4,100,347	$111,319,024	10,917,537	$271,182,938
Issued in reinvestment of distributions	1,154,983	30,456,895	—	—
Redeemed	(16,991,592)	(456,838,279)	(25,327,027)	(633,737,852)
	(11,736,262)	(315,062,360)	(14,409,490)	(362,554,914)
Institutional Class/Shares Authorized	200,000,000		200,000,000
Sold	1,089,034	30,021,426	565,669	14,453,949
Issued in reinvestment of distributions	10,077	272,290	—	—
Redeemed	(421,806)	(11,667,533)	(778,943)	(20,325,791)
	677,305	18,626,183	(213,274)	(5,871,842)
A Class/Shares Authorized	100,000,000		100,000,000
Sold	176,007	4,593,321	632,383	15,355,125
Issued in reinvestment of distributions	10,500	268,378	—	—
Redeemed	(371,698)	(9,679,392)	(821,416)	(19,845,648)
	(185,191)	(4,817,693)	(189,033)	(4,490,523)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	6,390	151,482	33,458	754,820
Issued in reinvestment of distributions	95	2,235	—	—
Redeemed	(4,329)	(104,210)	(1,562)	(34,436)
	2,156	49,507	31,896	720,384
R Class/Shares Authorized	50,000,000		50,000,000
Sold	57,648	1,469,472	106,133	2,600,422
Issued in reinvestment of distributions	863	21,866	—	—
Redeemed	(74,519)	(1,916,303)	(63,922)	(1,582,481)
	(16,008)	(424,965)	42,211	1,017,941
Net increase (decrease)	(11,258,000)	$(301,629,328)	(14,737,690)	$(371,178,954)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$6,427,996,840	$139,295,490	—
Temporary Cash Investments	1,551,311	96,651,525	—
Total Value of Investment Securities	$6,429,548,151	$235,947,015	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(868,441)	—

 7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2013, is disclosed on the Statement of Assets and Liabilities as a liability of $868,441 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2013, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,903,615 in net realized gain (loss) on foreign currency transactions and $(575,865) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

18

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,723,936,731
Gross tax appreciation of investments	$2,949,091,005
Gross tax depreciation of investments	(7,532,570)
Net tax appreciation (depreciation) of investments	$2,941,558,435

 The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2012, the fund had accumulated short-term capital losses of $(426,609,938), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$25.68	0.10	2.70	2.80	(0.13)	—	(0.13)	$28.35	10.95%	0.99%(4)	0.76%(4)	12%	$6,504,151
2012	$23.42	0.06	2.20	2.26	—	—	—	$25.68	9.65%	0.99%	0.26%	13%	$6,194,268
2011	$21.22	0.04	2.20	2.24	(0.04)	—	(0.04)	$23.42	10.59%	0.99%	0.16%	13%	$5,984,972
2010	$17.82	0.05	3.44	3.49	(0.09)	—	(0.09)	$21.22	19.63%	1.00%	0.25%	24%	$5,906,158
2009	$15.67	0.11	2.12	2.23	(0.08)	—	(0.08)	$17.82	14.35%	1.00%	0.69%	53%	$5,435,051
2008	$33.48	0.08	(9.95)	(9.87)	—	(7.94)	(7.94)	$15.67	(38.02)%	0.99%	0.36%	152%	$5,275,836
Institutional Class
2013(3)	$26.32	0.12	2.77	2.89	(0.15)	—	(0.15)	$29.06	11.01%	0.79%(4)	0.96%(4)	12%	$77,511
2012	$23.95	0.12	2.25	2.37	—	—	—	$26.32	9.90%	0.79%	0.46%	13%	$52,362
2011	$21.69	0.08	2.27	2.35	(0.09)	—	(0.09)	$23.95	10.85%	0.79%	0.36%	13%	$52,751
2010	$18.22	0.09	3.51	3.60	(0.13)	—	(0.13)	$21.69	19.81%	0.80%	0.45%	24%	$45,791
2009	$16.02	0.14	2.17	2.31	(0.11)	—	(0.11)	$18.22	14.58%	0.80%	0.89%	53%	$73,933
2008	$33.98	0.15	(10.17)	(10.02)	—	(7.94)	(7.94)	$16.02	(37.89)%	0.79%	0.56%	152%	$76,339

20

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$24.89	0.07	2.60	2.67	(0.11)	—	(0.11)	$27.45	10.78%	1.24%(4)	0.51%(4)	12%	$64,912
2012	$22.75	—(5)	2.14	2.14	—	—	—	$24.89	9.41%	1.24%	0.01%	13%	$63,461
2011	$20.62	(0.02)	2.15	2.13	—	—	—	$22.75	10.33%	1.24%	(0.09)%	13%	$62,304
2010	$17.33	—(5)	3.33	3.33	(0.04)	—	(0.04)	$20.62	19.24%	1.25%	0.00%(6)	24%	$68,109
2009	$15.23	0.07	2.07	2.14	(0.04)	—	(0.04)	$17.33	14.14%	1.25%	0.44%	53%	$77,484
2008	$32.83	0.03	(9.69)	(9.66)	—	(7.94)	(7.94)	$15.23	(38.19)%	1.24%	0.11%	152%	$85,723
C Class
2013(3)	$22.83	(0.03)	2.39	2.36	(0.06)	—	(0.06)	$25.13	10.35%	1.99%(4)	(0.24)%(4)	12%	$1,666
2012	$21.02	(0.17)	1.98	1.81	—	—	—	$22.83	8.61%	1.99%	(0.74)%	13%	$1,464
2011	$19.20	(0.17)	1.99	1.82	—	—	—	$21.02	9.48%	1.99%	(0.84)%	13%	$678
2010	$16.22	(0.13)	3.11	2.98	—	—	—	$19.20	18.45%	2.00%	(0.75)%	24%	$789
2009	$14.32	(0.04)	1.94	1.90	—	—	—	$16.22	13.20%	2.00%	(0.31)%	53%	$884
2008	$31.54	(0.13)	(9.15)	(9.28)	–	(7.94)	(7.94)	$14.32	(38.63)%	1.99%	(0.64)%	152%	$891
R Class
2013(3)	$24.66	0.03	2.60	2.63	(0.10)	—	(0.10)	$27.19	10.68%	1.49%(4)	0.26%(4)	12%	$5,733
2012	$22.60	(0.06)	2.12	2.06	—	—	—	$24.66	9.12%	1.49%	(0.24)%	13%	$5,595
2011	$20.54	(0.08)	2.14	2.06	—	—	—	$22.60	10.03%	1.49%	(0.34)%	13%	$4,173
2010	$17.26	(0.05)	3.33	3.28	—	—	—	$20.54	19.00%	1.50%	(0.25)%	24%	$3,260
2009	$15.17	0.03	2.07	2.10	(0.01)	—	(0.01)	$17.26	13.84%	1.50%	0.19%	53%	$3,056
2008	$32.80	(0.03)	(9.66)	(9.69)	—	(7.94)	(7.94)	$15.17	(38.35)%	1.49%	(0.14)%	152%	$3,276

21

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2013 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.
(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

23

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78701 1306

SEMIANNUAL REPORT          APRIL 30, 2013

Veedot® Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	18
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

 Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	AMVIX	15.65%	18.04%	0.81%	7.93%	3.67%	11/30/99
Russell 3000 Index	—	15.16%	17.21%	5.63%	8.47%	3.56%	—
Institutional Class	AVDIX	15.70%	18.23%	1.03%	8.14%	2.43%	8/1/00

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class
1.26%	1.06%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
Wal-Mart Stores, Inc.	1.6%
Plains All American Pipeline LP	1.5%
Walgreen Co.	1.5%
CVS Caremark Corp.	1.4%
General Mills, Inc.	1.4%
Ocwen Financial Corp.	1.4%
Viacom, Inc., Class B	1.3%
TE Connectivity Ltd.	1.3%
Hewlett-Packard Co.	1.3%
Kroger Co. (The)	1.3%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	10.6%
Health Care Providers and Services	9.0%
Insurance	6.0%
Food and Staples Retailing	5.9%
Aerospace and Defense	5.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	(0.2)%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 – 4/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,156.50	$6.68	1.25%
Institutional Class	$1,000	$1,157.00	$5.62	1.05%
Hypothetical
Investor Class	$1,000	$1,018.60	$6.26	1.25%
Institutional Class	$1,000	$1,019.59	$5.26	1.05%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.2%
AEROSPACE AND DEFENSE — 5.2%
B/E Aerospace, Inc.(1)	8,772	$550,355
Boeing Co. (The)	10,167	929,366
General Dynamics Corp.	11,087	819,995
Northrop Grumman Corp.	10,876	823,748
Raytheon Co.	12,995	797,633
		3,921,097
AIR FREIGHT AND LOGISTICS — 1.2%
United Parcel Service, Inc., Class B	10,206	876,083
AUTOMOBILES — 0.8%
Tesla Motors, Inc.(1)	11,368	613,758
BIOTECHNOLOGY — 0.6%
Amgen, Inc.	4,274	445,394
BUILDING PRODUCTS — 0.4%
Fortune Brands Home & Security, Inc.(1)	8,667	315,392
CAPITAL MARKETS — 1.8%
Apollo Global Management LLC	34,003	915,361
FXCM, Inc., Class A	30,044	407,096
		1,322,457
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	4,026	350,101
Sherwin-Williams Co. (The)	2,726	499,158
		849,259
COMMERCIAL BANKS — 0.5%
Bank of Hawaii Corp.	7,710	367,690
COMMERCIAL SERVICES AND SUPPLIES — 2.2%
Stericycle, Inc.(1)	7,808	845,762
Waste Management, Inc.	20,162	826,239
		1,672,001
COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.	37,682	788,307
COMPUTERS AND PERIPHERALS — 3.4%
Apple, Inc.	1,864	825,286
Hewlett-Packard Co.	46,666	961,319
Seagate Technology plc	20,824	764,241
		2,550,846
CONSUMER FINANCE — 0.7%
Portfolio Recovery Associates, Inc.(1)	4,216	517,514
CONTAINERS AND PACKAGING — 0.5%
Ball Corp.	8,238	363,461
DIVERSIFIED CONSUMER SERVICES — 1.0%
Ascent Capital Group, Inc. Class A(1)	11,177	743,159
DIVERSIFIED FINANCIAL SERVICES — 1.2%
IntercontinentalExchange, Inc.(1)	5,325	867,602
ELECTRIC UTILITIES — 2.0%
Duke Energy Corp.	3,740	281,248
NextEra Energy, Inc.	9,750	799,793
Southern Co.	7,884	380,245
		1,461,286
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.8%
Corning, Inc.	51,986	753,797
Plexus Corp.(1)	12,940	348,992
TE Connectivity Ltd.	22,565	982,706
		2,085,495
ENERGY EQUIPMENT AND SERVICES — 0.8%
Ensco plc Class A	9,895	570,744
FOOD AND STAPLES RETAILING — 5.9%
CVS Caremark Corp.	18,263	1,062,542
Fresh Market, Inc. (The)(1)	2,169	88,777
Kroger Co. (The)	27,421	942,734
Wal-Mart Stores, Inc.	15,699	1,220,126
Walgreen Co.	22,229	1,100,558
		4,414,737
FOOD PRODUCTS — 4.1%
Campbell Soup Co.	17,943	832,735
General Mills, Inc.	20,489	1,033,055
Green Mountain Coffee Roasters, Inc.(1)	10,207	585,882
Kellogg Co.	9,226	600,059
		3,051,731
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.2%
Becton Dickinson and Co.	9,653	910,278
HEALTH CARE PROVIDERS AND SERVICES — 9.0%
Aetna, Inc.	13,030	748,443
Amsurg Corp.(1)	25,725	863,331
Cardinal Health, Inc.	20,758	917,919
CIGNA Corp.	13,785	912,153
Magellan Health Services, Inc.(1)	14,683	751,182
McKesson Corp.	7,735	818,518
UnitedHealth Group, Inc.	14,130	846,811
WellPoint, Inc.	12,125	884,155
		6,742,512

8

	Shares	Value
HOTELS, RESTAURANTS AND LEISURE — 1.9%
Hyatt Hotels Corp. Class A(1)	4,130	$176,268
McDonald’s Corp.	8,144	831,828
Panera Bread Co., Class A(1)	2,380	421,808
		1,429,904
HOUSEHOLD PRODUCTS — 1.0%
Colgate-Palmolive Co.	6,106	729,117
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	6,897	722,185
INSURANCE — 6.0%
ACE Ltd.	9,242	823,832
Aflac, Inc.	3,281	178,618
CNO Financial Group, Inc.	64,102	725,635
Fairfax Financial Holdings Ltd.	1,897	759,900
Marsh & McLennan Cos., Inc.	19,953	758,413
MetLife, Inc.	9,124	355,745
Progressive Corp. (The)	16,320	412,733
StanCorp Financial Group, Inc.	10,992	474,634
		4,489,510
INTERNET AND CATALOG RETAIL — 0.5%
Shutterfly, Inc.(1)	8,847	393,957
INTERNET SOFTWARE AND SERVICES — 0.9%
Sohu.com, Inc.(1)	12,758	656,272
IT SERVICES — 4.5%
CACI International, Inc., Class A(1)	13,124	767,623
Computer Sciences Corp.	7,674	359,527
International Business Machines Corp.	3,520	712,941
NeuStar, Inc., Class A(1)	17,654	774,481
Visa, Inc., Class A	4,495	757,227
		3,371,799
MACHINERY — 1.0%
Caterpillar, Inc.	8,521	721,473
MEDIA — 2.1%
Time Warner Cable, Inc.	5,885	552,542
Viacom, Inc., Class B	15,630	1,000,164
		1,552,706
METALS AND MINING — 0.3%
Newmont Mining Corp.	6,286	203,666
MULTI-UTILITIES — 2.2%
Consolidated Edison, Inc.	11,725	746,296
Dominion Resources, Inc.	14,358	885,602
		1,631,898
MULTILINE RETAIL — 1.2%
Macy’s, Inc.	15,195	677,697
Target Corp.	3,165	223,322
		901,019
OIL, GAS AND CONSUMABLE FUELS — 10.6%
Alpha Natural Resources, Inc.(1)	40,399	299,761
Anadarko Petroleum Corp.	4,657	394,727
Cabot Oil & Gas Corp.	10,778	733,443
Chevron Corp.	7,594	926,544
Devon Energy Corp.	11,384	626,803
EOG Resources, Inc.	5,711	691,945
Exxon Mobil Corp.	9,588	853,236
Kinder Morgan Energy Partners LP	2,904	256,859
Occidental Petroleum Corp.	8,570	764,958
Phillips 66	9,636	587,314
Plains All American Pipeline LP	19,718	1,132,207
Western Refining, Inc.	19,946	616,531
		7,884,328
PAPER AND FOREST PRODUCTS — 0.8%
International Paper Co.	12,180	572,216
PERSONAL PRODUCTS — 0.7%
Nu Skin Enterprises, Inc., Class A	9,996	507,097
PHARMACEUTICALS — 1.9%
AbbVie, Inc.	14,360	661,278
Bristol-Myers Squibb Co.	5,385	213,892
Teva Pharmaceutical Industries Ltd. ADR	14,850	568,607
		1,443,777
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.1%
BioMed Realty Trust, Inc.	32,846	739,363
Equity Residential	13,093	760,179
Essex Property Trust, Inc.	4,972	780,853
Kimco Realty Corp.	32,869	781,625
		3,062,020
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Cree, Inc.(1)	3,888	219,944
Intel Corp.	33,927	812,552
Micron Technology, Inc.(1)	77,884	733,667
		1,766,163
SOFTWARE — 2.1%
Microsoft Corp.	26,764	885,889
Pegasystems, Inc.	26,307	665,830
		1,551,719

9

	Shares	Value
SPECIALTY RETAIL — 2.0%
Childrens Place Retail Stores, Inc. (The)(1)	16,024	$783,894
Gap, Inc. (The)	19,230	730,548
		1,514,442
THRIFTS AND MORTGAGE FINANCE — 1.7%
Ocwen Financial Corp.(1)	27,824	1,017,802
TFS Financial Corp.(1)	24,544	266,793
		1,284,595
TOBACCO — 1.1%
Lorillard, Inc.	18,881	809,806
WIRELESS TELECOMMUNICATION SERVICES — 1.8%
China Mobile Ltd. ADR	13,381	739,167
SBA Communications Corp., Class A(1)	8,081	638,318
		1,377,485
TOTAL COMMON STOCKS (Cost $65,109,469)		74,027,957
Temporary Cash Investments — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $88,683), in a joint trading account at 0.12%, dated 4/30/13, due 5/1/13 (Delivery value $86,940)		$86,940
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $531,916), in a joint trading account at 0.09%, dated 4/30/13, due 5/1/13 (Delivery value $521,642)		521,641
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 8/15/39, valued at $88,773), in a joint trading account at 0.08%, dated 4/30/13, due 5/1/13 (Delivery value $86,940)		86,940
SSgA U.S. Government Money Market Fund	40,485	40,485
TOTAL TEMPORARY CASH INVESTMENTS (Cost $736,006)		736,006
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $65,845,475)		74,763,963
OTHER ASSETS AND LIABILITIES — (0.2)%		(144,236)
TOTAL NET ASSETS — 100.0%		$74,619,727

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $65,845,475)	$74,763,963
Receivable for investments sold	1,385,580
Receivable for capital shares sold	3,696
Dividends and interest receivable	57,302
76,210,541

Liabilities
Payable for investments purchased	1,498,726
Payable for capital shares redeemed	16,693
Accrued management fees	75,395
1,590,814

Net Assets	$74,619,727

Net Assets Consist of:
Capital (par value and paid-in surplus)	$87,217,752
Disbursements in excess of net investment income	(41,059)
Accumulated net realized loss	(21,475,454)
Net unrealized appreciation	8,918,488
$74,619,727

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$74,516,870	9,516,172	$7.83
Institutional Class, $0.01 Par Value	$102,857	12,884	$7.98

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $15,911)	$853,594
Interest	219
853,813

Expenses:
Management fees	443,188
Directors’ fees and expenses	1,172
Other expenses	414
444,774

Net investment income (loss)	409,039

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,253,358
Foreign currency transactions	(16)
3,253,342

Change in net unrealized appreciation (depreciation) on investments	6,780,749

Net realized and unrealized gain (loss)	10,034,091

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,443,130

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$409,039	$1,013,800
Net realized gain (loss)	3,253,342	5,601,717
Change in net unrealized appreciation (depreciation)	6,780,749	1,553,975
Net increase (decrease) in net assets resulting from operations	10,443,130	8,169,492

Distributions to Shareholders
From net investment income:
Investor Class	(1,340,681)	(1,049,869)
Institutional Class	(3,138)	(2,838)
Decrease in net assets from distributions	(1,343,819)	(1,052,707)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(6,949,447)	(7,672,085)

Redemption Fees
Increase in net assets from redemption fees	328	4,869

Net increase (decrease) in net assets	2,150,192	(550,431)

Net Assets
Beginning of period	72,469,535	73,019,966
End of period	$74,619,727	$72,469,535

Undistributed (disbursements in excess of) net investment income	$(41,059)	$893,721

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2013 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Veedot Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. Prior to November 14, 2011, the redemption fee applied to shares held less than 180 days.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.000% to 1.250% for the Investor Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2013 was 1.25% and 1.05% for the Investor Class and Institutional Class, respectively.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $58,829,779 and $66,525,484, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2013		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	134,110	$ 976,997	1,064,167	$7,149,708
Issued in reinvestment of distributions	189,568	1,313,705	164,796	1,018,441
Redeemed	(1,292,111)	(9,168,608)	(2,398,214)	(15,808,396)
	(968,433)	(6,877,906)	(1,169,251)	(7,640,247)
Institutional Class/Shares Authorized	100,000,000		100,000,000
Sold	1,349	9,623	6,618	44,677
Issued in reinvestment of distributions	444	3,138	451	2,838
Redeemed	(11,454)	(84,302)	(11,136)	(79,353)
	(9,661)	(71,541)	(4,067)	(31,838)
Net increase (decrease)	(978,094)	$(6,949,447)	(1,173,318)	$(7,672,085)

16

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$74,027,957	—	—
Temporary Cash Investments	40,485	$695,521	—
Total Value of Investment Securities	$74,068,442	$695,521	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$66,068,854
Gross tax appreciation of investments	$9,407,437
Gross tax depreciation of investments	(712,328)
Net tax appreciation (depreciation) of investments	$8,695,109

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2012, the fund had accumulated short-term capital losses of $(24,672,908), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(1,988,145) and $(22,684,763) expire in 2017 and 2018, respectively.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$6.90	0.04	1.02	1.06	(0.13)	$7.83	15.65%	1.25%(4)	1.15%(4)	82%	$74,517
2012	$6.25	0.09	0.65	0.74	(0.09)	$6.90	12.03%	1.26%	1.35%	257%	$72,311
2011	$5.68	0.05	0.53	0.58	(0.01)	$6.25	10.16%	1.25%	0.82%	280%	$72,851
2010	$4.71	—(5)	0.97	0.97	—(5)	$5.68	20.66%	1.26%	(0.06)%	260%	$78,441
2009	$5.34	—(5)	(0.63)	(0.63)	—	$4.71	(11.80)%	1.25%	(0.03)%	320%	$75,603
2008	$9.25	(0.02)	(3.89)	(3.91)	—	$5.34	(42.27)%	1.25%	(0.27)%	257%	$98,991
Institutional Class
2013(3)	$7.03	0.05	1.04	1.09	(0.14)	$7.98	15.70%	1.05%(4)	1.35%(4)	82%	$103
2012	$6.37	0.10	0.66	0.76	(0.10)	$7.03	12.18%	1.06%	1.55%	257%	$158
2011	$5.78	0.06	0.55	0.61	(0.02)	$6.37	10.55%	1.05%	1.02%	280%	$169
2010	$4.79	0.01	0.99	1.00	(0.01)	$5.78	20.97%	1.06%	0.14%	260%	$2,981
2009	$5.43	0.01	(0.65)	(0.64)	—	$4.79	(11.79)%	1.05%	0.17%	320%	$3,089
2008	$9.38	(0.01)	(3.94)	(3.95)	—	$5.43	(42.11)%	1.05%	(0.07)%	257%	$4,864

18

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2013 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

20

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78702 1306

SEMIANNUAL REPORT          APRIL 30, 2013

VistaSM Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	21
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCVX	13.36%	7.99%	0.29%	8.87%	9.12%	11/25/83
Russell Midcap Growth Index	—	17.74%	14.42%	6.79%	10.95%	N/A(2)	—
Institutional Class	TWVIX	13.45%	8.17%	0.49%	9.08%	5.68%	11/14/96
A Class(3) No sales charge* With sales charge*	TWVAX	13.27% 6.73%	7.71% 1.51%	0.05% -1.13%	8.61% 7.97%	4.74% 4.37%	10/2/96
C Class No sales charge* With sales charge*	AVNCX	12.77% 11.77%	6.87% 6.87%	— —	— —	10.78% 10.78%	3/1/10
R Class	AVTRX	13.09%	7.41%	-0.21%	—	4.09%	7/29/05

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available 12/31/85.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
Catamaran Corp.	2.6%
Alliance Data Systems Corp.	2.4%
Kansas City Southern	2.0%
SBA Communications Corp., Class A	2.0%
Canadian Pacific Railway Ltd. New York Shares	1.9%
Affiliated Managers Group, Inc.	1.9%
Tractor Supply Co.	1.6%
Perrigo Co.	1.5%
Cabot Oil & Gas Corp.	1.5%
Quanta Services, Inc.	1.4%

Top Five Industries	% of net assets
Specialty Retail	8.0%
Chemicals	5.7%
Road and Rail	5.1%
Health Care Providers and Services	4.1%
Media	4.1%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	90.1%
Foreign Common Stocks*	7.1%
Total Common Stocks	97.2%
Temporary Cash Investments	2.4%
Other Assets and Liabilities	0.4%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 – 4/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,133.60	$5.29	1.00%
Institutional Class	$1,000	$1,134.50	$4.23	0.80%
A Class	$1,000	$1,132.70	$6.61	1.25%
C Class	$1,000	$1,127.70	$10.55	2.00%
R Class	$1,000	$1,130.90	$7.93	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 97.2%
AEROSPACE AND DEFENSE — 1.9%
B/E Aerospace, Inc.(1)	178,000	$ 11,167,720
TransDigm Group, Inc.	114,000	16,735,200
		27,902,920
AUTO COMPONENTS — 2.0%
BorgWarner, Inc.(1)	123,000	9,614,910
Delphi Automotive plc	407,800	18,844,438
		28,459,348
AUTOMOBILES — 0.9%
Harley-Davidson, Inc.	248,000	13,553,200
BEVERAGES — 1.0%
Beam, Inc.	114,000	7,376,940
Constellation Brands, Inc., Class A(1)	146,400	7,224,840
		14,601,780
BIOTECHNOLOGY — 3.3%
Alexion Pharmaceuticals, Inc.(1)	193,200	18,933,600
Grifols SA(1)	253,600	10,176,329
Onyx Pharmaceuticals, Inc.(1)	52,200	4,948,560
Regeneron Pharmaceuticals, Inc.(1)	61,700	13,274,138
		47,332,627
BUILDING PRODUCTS — 1.8%
Fortune Brands Home & Security, Inc.(1)	380,700	13,853,673
Lennox International, Inc.	203,829	12,637,398
		26,491,071
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.(1)	171,000	26,621,280
KKR & Co. LP	363,000	7,623,000
Raymond James Financial, Inc.	170,300	7,053,826
		41,298,106
CHEMICALS — 5.7%
Airgas, Inc.	114,200	11,037,430
Celanese Corp.	248,000	12,253,680
Cytec Industries, Inc.	127,600	9,296,936
Eastman Chemical Co.	274,000	18,262,100
FMC Corp.	231,000	14,021,700
Sherwin-Williams Co. (The)	58,000	10,620,380
Westlake Chemical Corp.	80,500	6,692,770
		82,184,996
COMMERCIAL BANKS — 0.5%
CIT Group, Inc.(1)	164,700	7,001,397
COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Stericycle, Inc.(1)	152,200	16,486,304
COMPUTERS AND PERIPHERALS — 0.9%
NetApp, Inc.(1)	357,000	12,455,730
CONSTRUCTION AND ENGINEERING — 2.5%
Chicago Bridge & Iron Co. NV New York Shares	162,000	8,713,980
MasTec, Inc.(1)	279,400	7,767,320
Quanta Services, Inc.(1)	722,000	19,840,560
		36,321,860
CONSTRUCTION MATERIALS — 1.8%
Eagle Materials, Inc.	118,000	7,994,500
Martin Marietta Materials, Inc.	85,000	8,584,150
Texas Industries, Inc.(1)	137,000	8,724,160
		25,302,810
CONSUMER FINANCE — 1.0%
Discover Financial Services	325,000	14,215,500
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
tw telecom, inc., Class A(1)	267,000	7,230,360
ELECTRICAL EQUIPMENT — 1.3%
AMETEK, Inc.	198,000	8,060,580
Eaton Corp. plc	168,100	10,323,021
		18,383,601
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.4%
Trimble Navigation Ltd.(1)	689,600	19,819,104
ENERGY EQUIPMENT AND SERVICES — 2.5%
Atwood Oceanics, Inc.(1)	192,100	9,422,505
Cameron International Corp.(1)	135,300	8,327,715
Oceaneering International, Inc.	203,060	14,248,720
Patterson-UTI Energy, Inc.	202,000	4,260,180
		36,259,120
FOOD AND STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	88,000	9,541,840
Whole Foods Market, Inc.	209,300	18,485,376
		28,027,216
FOOD PRODUCTS — 1.7%
Hain Celestial Group, Inc. (The)(1)	146,000	9,526,500
Mead Johnson Nutrition Co.	176,400	14,304,276
		23,830,776
GAS UTILITIES — 0.3%
ONEOK, Inc.	92,800	4,766,208

8

	Shares	Value
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.0%
Cooper Cos., Inc. (The)	92,000	$ 10,156,800
Edwards Lifesciences Corp.(1)	43,100	2,749,349
IDEXX Laboratories, Inc.(1)	70,600	6,209,976
Mettler-Toledo International, Inc.(1)	44,000	9,194,240
		28,310,365
HEALTH CARE PROVIDERS AND SERVICES — 4.1%
AmerisourceBergen Corp.	273,700	14,812,644
Catamaran Corp.(1)	638,000	36,831,740
Team Health Holdings, Inc.(1)	186,500	6,952,720
		58,597,104
HEALTH CARE TECHNOLOGY — 1.2%
Cerner Corp.(1)	180,000	17,418,600
HOTELS, RESTAURANTS AND LEISURE — 2.4%
Dunkin’ Brands Group, Inc.	184,600	7,164,326
Norwegian Cruise Line Holdings Ltd.(1)	238,335	7,390,769
Panera Bread Co., Class A(1)	39,200	6,947,416
Wyndham Worldwide Corp.	203,800	12,244,304
		33,746,815
HOUSEHOLD DURABLES — 1.7%
Lennar Corp., Class A	167,900	6,920,838
Mohawk Industries, Inc.(1)	63,800	7,074,144
Toll Brothers, Inc.(1)	288,500	9,898,435
		23,893,417
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	258,000	16,483,620
INSURANCE — 0.5%
Cincinnati Financial Corp.	147,600	7,219,116
INTERNET AND CATALOG RETAIL — 1.3%
Expedia, Inc.	121,600	6,790,144
priceline.com, Inc.(1)	18,000	12,527,820
		19,317,964
INTERNET SOFTWARE AND SERVICES — 1.8%
Equinix, Inc.(1)	38,000	8,135,800
LinkedIn Corp., Class A(1)	93,000	17,864,370
		26,000,170
IT SERVICES — 3.2%
Alliance Data Systems Corp.(1)	203,400	34,938,018
Teradata Corp.(1)	200,200	10,224,214
		45,162,232
LIFE SCIENCES TOOLS AND SERVICES — 0.5%
Covance, Inc.(1)	104,000	7,754,240
MACHINERY — 1.4%
Trinity Industries, Inc.	208,000	8,779,680
Valmont Industries, Inc.	73,400	10,696,582
		19,476,262
MEDIA — 4.1%
CBS Corp., Class B	165,000	7,553,700
Discovery Communications, Inc. Class A(1)	197,000	15,527,540
Liberty Global, Inc. Class A(1)	254,800	18,439,876
Scripps Networks Interactive, Inc. Class A	105,100	6,997,558
Sirius XM Radio, Inc.	3,002,500	9,758,125
		58,276,799
OIL, GAS AND CONSUMABLE FUELS — 2.6%
Cabot Oil & Gas Corp.	315,300	21,456,165
Concho Resources, Inc.(1)	115,000	9,904,950
Oasis Petroleum, Inc.(1)	183,000	6,264,090
		37,625,205
PHARMACEUTICALS — 2.6%
Actavis, Inc.(1)	149,700	15,827,781
Perrigo Co.	182,000	21,732,620
		37,560,401
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
Digital Realty Trust, Inc.	107,000	7,545,640
Ventas, Inc.	135,000	10,750,050
		18,295,690
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.3%
CBRE Group, Inc.(1)	562,300	13,618,906
Realogy Holdings Corp.(1)	111,000	5,328,000
		18,946,906
ROAD AND RAIL — 5.1%
Canadian Pacific Railway Ltd. New York Shares	219,200	27,316,704
Genesee & Wyoming, Inc. Class A(1)	138,400	11,791,680
Hertz Global Holdings, Inc.(1)	236,190	5,687,455
Kansas City Southern	260,700	28,434,549
		73,230,388
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
ARM Holdings plc	731,000	11,309,567
Avago Technologies Ltd.	206,800	6,609,328
NXP Semiconductor NV(1)	280,400	7,725,020
Xilinx, Inc.	369,000	13,988,790
		39,632,705
SOFTWARE — 2.9%
Citrix Systems, Inc.(1)	119,700	7,441,749
CommVault Systems, Inc.(1)	140,000	10,295,600
NetSuite, Inc.(1)	191,600	16,853,136
Splunk, Inc.(1)	170,425	6,953,340
		41,543,825

9

	Shares	Value
SPECIALTY RETAIL — 8.0%
DSW, Inc., Class A	178,400	$ 11,795,808
GNC Holdings, Inc. Class A	328,000	14,868,240
Lumber Liquidators Holdings, Inc.(1)	105,700	8,663,172
O’Reilly Automotive, Inc.(1)	103,200	11,075,424
PetSmart, Inc.	263,900	18,008,536
Ross Stores, Inc.	209,400	13,835,058
Signet Jewelers Ltd.	104,400	7,175,412
Tractor Supply Co.	209,600	22,462,832
Urban Outfitters, Inc.(1)	175,100	7,256,144
		115,140,626
TEXTILES, APPAREL AND LUXURY GOODS — 3.1%
Hanesbrands, Inc.(1)	275,500	13,819,080
Michael Kors Holdings Ltd.(1)	193,600	11,023,584
PVH Corp.	112,100	12,937,461
Under Armour, Inc. Class A(1)	125,000	7,135,000
		44,915,125
TOBACCO — 0.8%
Lorillard, Inc.	259,000	11,108,510
TRADING COMPANIES AND DISTRIBUTORS — 2.2%
Fastenal Co.	186,500	9,147,825
United Rentals, Inc.(1)	313,106	16,472,507
W.W. Grainger, Inc.	22,900	5,644,163
		31,264,495
WIRELESS TELECOMMUNICATION SERVICES — 2.0%
SBA Communications Corp., Class A(1)	355,200	28,057,248
TOTAL COMMON STOCKS (Cost $990,647,175)		1,390,901,862
Temporary Cash Investments — 2.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $4,214,977), in a joint trading account at 0.12%, dated 4/30/13, due 5/1/13 (Delivery value $4,132,168)		4,132,154
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $25,281,260), in a joint trading account at 0.09%, dated 4/30/13, due 5/1/13 (Delivery value $24,792,986)		24,792,924
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 8/15/39, valued at $4,219,261), in a joint trading account at 0.08%, dated 4/30/13, due 5/1/13 (Delivery value $4,132,163)		4,132,154
SSgA U.S. Government Money Market Fund	1,924,187	1,924,187
TOTAL TEMPORARY CASH INVESTMENTS (Cost $34,981,419)		34,981,419
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,025,628,594)		1,425,883,281
OTHER ASSETS AND LIABILITIES — 0.4%		5,694,869
TOTAL NET ASSETS — 100.0%		$1,431,578,150

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
6,399,976	EUR for USD	UBS AG	5/31/13	$ 8,429,955	$ (97,742)
6,120,298	GBP for USD	Credit Suisse AG	5/31/13	9,505,132	(22,038)
				$17,935,087	$(119,780)
(Value on Settlement Date $17,815,307)

Notes to Schedule of Investments

EUR = Euro

GBP = British Pound

USD = United States Dollar

(1) Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,025,628,594)	$1,425,883,281
Foreign currency holdings, at value (cost of $28,075)	27,134
Receivable for investments sold	24,384,367
Receivable for capital shares sold	116,568
Dividends and interest receivable	343,947
1,450,755,297

Liabilities
Payable for investments purchased	17,334,584
Payable for capital shares redeemed	559,437
Unrealized loss on forward foreign currency exchange contracts	119,780
Accrued management fees	1,146,332
Distribution and service fees payable	17,014
19,177,147

Net Assets	$1,431,578,150

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,046,112,591
Accumulated net investment loss	(3,277,703)
Accumulated net realized loss	(11,432,207)
Net unrealized appreciation	400,175,469
$1,431,578,150

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,299,098,752	66,284,988	$19.60
Institutional Class, $0.01 Par Value	$61,395,131	3,032,011	$20.25
A Class, $0.01 Par Value	$59,134,815	3,136,079	$18.86*
C Class, $0.01 Par Value	$98,691	5,197	$18.99
R Class, $0.01 Par Value	$11,850,761	629,016	$18.84
*Maximum offering price $20.01 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $20,552)	$6,455,203
Interest	11,388
6,466,591

Expenses:
Management fees	6,795,617
Distribution and service fees:
A Class	77,267
C Class	432
R Class	30,370
Directors’ fees and expenses	23,845
6,927,531

Net investment income (loss)	(460,940)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	69,729,426
Futures contract transactions	(610,277)
Foreign currency transactions	368,545
69,487,694

Change in net unrealized appreciation (depreciation) on:
Investments	103,149,986
Translation of assets and liabilities in foreign currencies	(84,047)
103,065,939

Net realized and unrealized gain (loss)	172,553,633

Net Increase (Decrease) in Net Assets Resulting from Operations	$172,092,693

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$ (460,940)	$ (3,576,500)
Net realized gain (loss)	69,487,694	97,099,029
Change in net unrealized appreciation (depreciation)	103,065,939	(2,305,977)
Net increase (decrease) in net assets resulting from operations	172,092,693	91,216,552

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(115,047,090)	(312,325,379)

Net increase (decrease) in net assets	57,045,603	(221,108,827)

Net Assets
Beginning of period	1,374,532,547	1,595,641,374
End of period	$1,431,578,150	$1,374,532,547

Accumulated net investment loss	$(3,277,703)	$(2,816,763)

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2013 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Vista Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

15

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.00% for the Investor Class, A Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 18% of the shares of the fund.

16

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $354,704,269 and $479,363,732, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2013		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	750,000,000		750,000,000
Sold	1,965,697	$ 36,031,567	4,873,333	$ 81,177,047
Redeemed	(5,146,246)	(94,339,851)	(20,339,527)	(324,033,168)
	(3,180,549)	(58,308,284)	(15,466,194)	(242,856,121)
Institutional Class/Shares Authorized	80,000,000		80,000,000
Sold	183,187	3,524,282	886,541	15,318,015
Redeemed	(835,417)	(15,983,737)	(2,218,876)	(39,285,626)
	(652,230)	(12,459,455)	(1,332,335)	(23,967,611)
A Class/Shares Authorized	310,000,000		310,000,000
Sold	234,757	4,154,201	1,022,625	16,651,054
Redeemed	(2,780,101)	(45,869,740)	(3,331,130)	(54,130,918)
	(2,545,344)	(41,715,539)	(2,308,505)	(37,479,864)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	717	12,667	238	3,918
Redeemed	(309)	(5,239)	(860)	(14,472)
	408	7,428	(622)	(10,554)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	39,997	707,425	158,086	2,624,418
Redeemed	(187,137)	(3,278,665)	(644,443)	(10,635,647)
	(147,140)	(2,571,240)	(486,357)	(8,011,229)
Net increase (decrease)	(6,524,855)	$(115,047,090)	(19,594,013)	$(312,325,379)

 6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,288,828,522	—	—
Foreign Common Stocks	80,587,444	$21,485,896	—
Temporary Cash Investments	1,924,187	33,057,232	—
Total Value of Investment Securities	$1,371,340,153	$54,543,128	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(119,780)	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

18

Value of Derivative Instruments as of April 30, 2013
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	—	Unrealized loss on forward foreign currency exchange contracts	$119,780

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2013
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(610,277)	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	361,250	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(83,968)
		$(249,027)		$(83,968)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,026,651,211
Gross tax appreciation of investments	$405,630,342
Gross tax depreciation of investments	(6,398,272)
Net tax appreciation (depreciation) of investments	$399,232,070

 The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

 As of October 31, 2012, the fund had accumulated short-term capital losses of $(76,732,640), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

As of October 31, 2012, the fund had late-year ordinary loss deferrals of $(2,852,575), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$17.29	(0.01)	2.32	2.31	—	$19.60	13.36%	1.00%(4)	(0.06)%(4)	26%	$1,299,099
2012	$16.11	(0.04)	1.22	1.18	—	$17.29	7.32%	1.00%	(0.23)%	71%	$1,201,141
2011	$15.25	(0.08)	0.94	0.86	—	$16.11	5.64%	1.00%	(0.44)%	90%	$1,368,299
2010	$12.13	(0.06)	3.18	3.12	—	$15.25	25.72%	1.01%	(0.45)%	132%	$1,761,319
2009	$12.43	(0.05)	(0.25)	(0.30)	—	$12.13	(2.41)%	1.00%	(0.48)%	183%	$1,690,576
2008	$24.24	(0.11)	(9.61)	(9.72)	(2.09)	$12.43	(43.58)%	1.00%	(0.56)%	167%	$1,800,788
Institutional Class
2013(3)	$17.85	0.01	2.39	2.40	—	$20.25	13.45%	0.80%(4)	0.14%(4)	26%	$61,395
2012	$16.60	(0.01)	1.26	1.25	—	$17.85	7.53%	0.80%	(0.03)%	71%	$65,755
2011	$15.67	(0.04)	0.97	0.93	—	$16.60	5.93%	0.80%	(0.24)%	90%	$83,261
2010	$12.45	(0.03)	3.25	3.22	—	$15.67	25.86%	0.81%	(0.25)%	132%	$153,112
2009	$12.73	(0.03)	(0.25)	(0.28)	—	$12.45	(2.12)%	0.80%	(0.28)%	183%	$211,357
2008	$24.72	(0.07)	(9.83)	(9.90)	(2.09)	$12.73	(43.50)%	0.80%	(0.36)%	167%	$238,727
A Class(5)
2013(3)	$16.65	(0.03)	2.24	2.21	—	$18.86	13.27%	1.25%(4)	(0.31)%(4)	26%	$59,135
2012	$15.56	(0.08)	1.17	1.09	—	$16.65	7.01%	1.25%	(0.48)%	71%	$94,622
2011	$14.76	(0.11)	0.91	0.80	—	$15.56	5.42%	1.25%	(0.69)%	90%	$124,296
2010	$11.77	(0.09)	3.08	2.99	—	$14.76	25.40%	1.26%	(0.70)%	132%	$186,529
2009	$12.09	(0.08)	(0.24)	(0.32)	—	$11.77	(2.65)%	1.25%	(0.73)%	183%	$255,419
2008	$23.69	(0.15)	(9.36)	(9.51)	(2.09)	$12.09	(43.72)%	1.25%	(0.81)%	167%	$257,057

21

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(3)	$16.84	(0.10)	2.25	2.15	—	$18.99	12.77%	2.00%(4)	(1.06)%(4)	26%	$99
2012	$15.85	(0.21)	1.20	0.99	—	$16.84	6.25%	2.00%	(1.23)%	71%	$81
2011	$15.15	(0.25)	0.95	0.70	—	$15.85	4.62%	2.00%	(1.44)%	90%	$86
2010(6)	$13.73	(0.14)	1.56	1.42	—	$15.15	10.34%	2.01%(4)	(1.51)%(4)	132%(7)	$30
R Class
2013(3)	$16.66	(0.05)	2.23	2.18	—	$18.84	13.09%	1.50%(4)	(0.56)%(4)	26%	$11,851
2012	$15.60	(0.12)	1.18	1.06	—	$16.66	6.73%	1.50%	(0.73)%	71%	$12,933
2011	$14.84	(0.16)	0.92	0.76	—	$15.60	5.19%	1.50%	(0.94)%	90%	$19,700
2010	$11.87	(0.13)	3.10	2.97	—	$14.84	25.02%	1.51%	(0.95)%	132%	$26,686
2009	$12.22	(0.12)	(0.23)	(0.35)	—	$11.87	(2.86)%	1.50%	(0.98)%	183%	$22,618
2008	$23.98	(0.18)	(9.49)	(9.67)	(2.09)	$12.22	(43.87)%	1.50%	(1.06)%	167%	$11,423

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2013 (unaudited).
(4)	Annualized.
(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(6)	March 1, 2010 (commencement of sale) through October 31, 2010.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78703 1306

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 28, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 28, 2013